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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-05300

Evergreen Money Market Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices)           (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street

Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:     (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for eight of its series, Evergreen California Municipal Money Market Fund, Evergreen Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund, Evergreen Treasury Money Market Fund and Evergreen U.S. Government Money Market Fund, for the year ended January 31, 2009. These series have January 31 fiscal year end.

Date of reporting period:     January 31, 2009

Item 1 - Reports to Stockholders.

Evergreen California Municipal Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
25	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
26	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen California Municipal Money Market Fund for the twelve-month period ended January 31, 2009 (the “period”).

After contracting in the fourth quarter of 2007, the U.S. economy held up relatively well in the first half of 2008. However, these gains were largely due to strength in government spending and exports, powered higher by the weakening U.S. currency. At the same time, home prices continued to fall and job losses persisted. September 2008 marked a crucial event, when federal officials allowed for the collapse of Lehman Brothers, which history will likely judge as a colossal policy failure. The collateral damage from this event led to further collapse. Venerable financial institutions fell like dominos in the ensuing weeks as distrust prevailed and counter-party risk, whether real or imagined, escalated. Inter-bank lending ceased to exist, and the credit markets froze.

Consequently, officials at the Federal Reserve Board and U.S. Treasury increased their involvement, utilizing innovative measures to improve both liquidity and confidence. These efforts culminated with Congress’ approval of the $700 billion Troubled Asset Relief Program (“TARP”), enacted to purchase distressed mortgage-related securities, until the Treasury decided against it one month after TARP’s approval. Not surprisingly, confidence at the consumer and investor levels was shaken further, and banks, despite the recapitalization efforts to revive their balance sheets, became both increasingly vigilant and militant relative to their lending policies. As a result, economic activity in the fourth quarter of 2008 was positioned to be among the weakest in history.

During the period, the management teams of Evergreen’s money market funds held to their discipline, seeking competitive income through investments in high-quality, short-term securities while retaining an emphasis on capital preservation.

As we look back over the extraordinary series of events during the period, we believe it is vitally important for all investors to keep perspective and remain focused on their long-term strategies. Most importantly, we continue to urge investors to pursue fully diversified strategies in order to participate in future market gains and limit the risks of potential losses. If they haven’t already done so, we encourage individual investors to work with their financial advisors to develop a diversified, long-term strategy and, most importantly, to adhere to it. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery,

1

LETTER TO SHAREHOLDERS continued

innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notices to Shareholders:

•

On December 31, 2008, Wachovia Corporation merged with and into Wells Fargo & Company (“Wells Fargo”). As a result of the merger, Evergreen Investment Management Company, LLC (“EIMC”), Tattersall Advisory Group, Inc., First International Advisors, LLC, Metropolitan West Capital Management, LLC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC, are subsidiaries of Wells Fargo.

•	Effective January 1, 2009, W. Douglas Munn became President and Chief Executive Officer of the Evergreen Funds.

3

FUND AT A GLANCE

as of January 31, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Mathew M. Kiselak; Ladson Hart; James Randazzo

PERFORMANCE AND RETURNS*

Portfolio inception date: 9/24/2001

Class inception date	Class A 9/24/2001	Class S 9/24/2001	Class I 9/24/2001

Nasdaq symbol	ECMXX	N/A	ECUXX

Average annual return

1-year	1.49%	1.22%	1.79%

5-year	1.89%	1.64%	2.20%

Since portfolio inception	1.52%	1.27%	1.84%

7-day annualized yield	0.17%	0.05%	0.47%

30-day annualized yield	0.26%	0.10%	0.56%

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee.

The advisor is reimbursing a portion of the 12b-1 fee for Class S. Had the fee not been reimbursed, returns for Class S would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be highly illiquid. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of January 31, 2009, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2008	Ending Account Value 1/31/2009	Expenses Paid During Period*

Actual
Class A	$1,000.00	$1,007.88	$4.64
Class S	$1,000.00	$1,006.65	$5.90
Class I	$1,000.00	$1,009.41	$3.13
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,020.51	$4.67
Class S	$1,000.00	$1,019.25	$5.94
Class I	$1,000.00	$1,022.02	$3.15

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.92% for Class A, 1.17% for Class S and 0.62% for Class I), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS A	2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.03	0.03	0.02	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.49%	2.91%	2.74%	1.78%	0.56%

Ratios and supplemental data
Net assets, end of period (thousands)	$20,950	$17,135	$17,635	$30,405	$56,228
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.91%	0.93%	0.93%	0.94%	0.94%
Expenses excluding waivers/reimbursements and expense reductions	0.91%	0.93%	0.93%	0.94%	0.96%
Net investment income (loss)	1.42%	2.82%	2.65%	1.68%	0.53%

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S	2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.03	0.02	0.02	0

Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.02)	(0.02)	0 [1]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.22%	2.65%	2.49%	1.56%	0.30%

Ratios and supplemental data
Net assets, end of period (thousands)	$401,519	$285,234	$217,551	$191,144	$172,467
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.17%	1.19%	1.18%	1.17%	1.16%
Expenses excluding waivers/reimbursements and expense reductions	1.21%	1.24%	1.23%	1.25%	1.23%
Net investment income (loss)	1.17%	2.56%	2.43%	1.54%	0.53%

1	Amount represents less than $0.005 per share.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS I	2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.03	0.03	0.02	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.79%	3.22%	3.05%	2.09%	0.87%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,222	$4,427	$1,289	$1,531	$3,622
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.61%	0.64%	0.63%	0.64%	0.65%
Expenses excluding waivers/reimbursements and expense reductions	0.61%	0.64%	0.63%	0.64%	0.67%
Net investment income (loss)	1.56%	3.12%	2.99%	1.95%	0.74%

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

January 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.5%
AIRPORT 4.2%
San Francisco, CA City & Cnty. Arpt. Commission Intl. Terminal RB, Ser. B, 3.00%, 12/01/2009, (Liq.: Bank of New York Mellon Corp.)	$17,640,000	$17,887,723

CONTINUING CARE RETIREMENT COMMUNITY 1.8%
Shelby Cnty., TN Hlth. Edl. & Hsg. Facs. Board RB, King’s Daughters & Sons Home Proj., 0.78%, VRDN, (LOC: AmSouth Bank)	7,650,000	7,650,000

EDUCATION 9.8%
California ABAG Fin. Auth. for Nonprofit Corp. RB, The Thatcher Sch. Proj., 0.95%, VRDN, (LOC: KeyCorp)	20,000,000	20,000,000
California Infrastructure & Econ. Dev. Bank RB:
Colburn Sch. Proj., Ser. B, 0.25%, VRDN, (LOC: Allied Irish Bank)	5,000,000	5,000,000
Thacher Sch. Proj., Ser. 2007, 0.95%, VRDN, (SPA: Keybank NA)	11,000,000	11,000,000
Franklin Cnty., TN Hlth. Edl. & Hsg. Facs. Board RB, Univ. of the South Proj., Ser. B, 0.83%, VRDN, (LOC: AmSouth Bank)	6,355,000	6,355,000

		42,355,000

GENERAL OBLIGATION – LOCAL 11.6%
Hanford, CA Joint Union High Sch. Dist. GO, Deutsche Bank Spears Trust, Ser. DBE-675, 0.52%, VRDN, (Gtd. by & Liq.: Deutsche Bank AG)	6,775,000	6,775,000
Huntington Beach, CA GO, Deutsche Bank Spears Trust, Ser. 2007, 0.43%, VRDN, (Insd. by FGIC & Liq.: Deutsche Bank AG)	3,500,000	3,500,000
Imperial, CA Cmnty. College Dist. GO, Deutsche Bank Spears Trust, Ser. 444, 0.50%, VRDN, (Insd. by FGIC & Liq.: Deutsche Bank AG)	2,840,000	2,840,000
Palomar Pomerado, CA Hlth. GO, Austin Trust Certs., Election of 2004, Ser. 2007-A, 1.53%, VRDN, (Insd. by MBIA & Liq.: Bank of America Corp.)	9,200,000	9,200,000
Riverside, CA Cmty. College Dist. GO, Austin Trust Certs., Ser. 2008-3312, 0.66%, VRDN, (Insd. by FSA & Liq.: Bank of America Corp.)	7,000,000	7,000,000
Sierra, CA Joint Cmnty. College Dist. GO, Deutshe Bank Spears Trust, Sch. Facs. Impt. Dist. 1 & 2, Ser. DB-384, 0.43%, VRDN, (Insd. by MBIA & Liq.: Deutsche Bank AG)	14,770,000	14,770,000
Ukiah, CA Union Sch. Dist. GO, Deutsche Bank Spears Trust, Ser. DB-382, 0.43%, VRDN, (Insd. by MBIA & SPA: Deutsche Bank AG)	6,000,000	6,000,000

		50,085,000

GENERAL OBLIGATION – STATE 2.8%
California GO:
PFOTER, 1.50%, VRDN, (Insd. by MBIA & Liq.: Societe Generale)	515,000	515,000
ROC RR-II-R-622PB, 0.61%, VRDN, (Insd. by AMBAC & Liq.: PB Capital Corp.)	7,830,000	7,830,000
California Schools GO, Deutsche Bank Spears Trust, Ser. DBE-648, 0.52%, VRDN, (Insd. by FSA & Liq.: Deutsche Bank AG)	3,510,000	3,510,000

		11,855,000

HOSPITAL 3.7%
Merrill Lynch Puttable Option Tax-Exempt Receipts, 0.49%, VRDN, (Insd. by MBIA & Liq.: Merrill Lynch & Co., Inc.)	3,860,000	3,860,000
Newport Beach, CA RRB, Hoag Mem. Hosp., Ser. E, 0.27%, VRDN, (LOC: Bank of America Corp.)	2,900,000	2,900,000

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

January 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Thomasville, GA Hosp. Auth. RB, John D. Archbold Mem. Hosp., Inc. Proj., Ser. 1997, 0.54%, VRDN, (LOC: SunTrust Banks, Inc.)	$9,190,000	$9,190,000

		15,950,000

HOUSING 24.3%
Atlanta, GA Urban Residential Fin. Auth. MHRB, Big Bethel Vlg., 0.79%, VRDN, (LOC: SunTrust Banks, Inc.)	4,100,000	4,100,000
California CDA MHRRB:
Crossings Madera, Ser. B, 0.49%, VRDN, (LOC: Citibank, NA)	2,670,000	2,670,000
PUTTER, Ser. 2681, 0.78%, VRDN, (Liq.: & LOC: JPMorgan Chase & Co.)	800,000	800,000
Seasons at Lakewood Apts., 0.55%, VRDN, (Insd. by & Liq.: FNMA)	3,200,000	3,200,000
California HFA Home Mtge. RB:
Ser. 2003-H, 3.00%, VRDN, (Insd. by FSA & Liq.: Dexia SA)	2,800,000	2,800,000
Ser. 2005-H, 2.30%, VRDN, (SPA: Dexia SA)	55,000	55,000
Ser. H, 3.00%, VRDN, (Insd. by FSA & Liq.: Dexia SA)	25,700,000	25,700,000
California Rural Home Mtge. Fin. Auth. SFHRB, Ser. A, 2.30%, VRDN, (SPA: Dexia SA)	165,000	165,000
FHLMC MHRB:
Ser. M001, Class A, 0.68%, VRDN, (Insd. by & Liq.: FHLMC)	2,900,943	2,900,943
Ser. M007, Class A, 0.68%, VRDN, (Insd. by & Liq.: FHLMC)	10,784,178	10,784,178
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Class A:
0.58%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	31,200,000	31,200,000
0.68%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	775,000	775,000
0.70%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,050,000	4,050,000
Class F, 0.60%, VRDN, (Gtd. by & LOC: Lloyds TSB Group plc)	560,000	560,000
Oakland, CA Redev. Agcy. MHRB, 0.64%, VRDN, (Liq.: FHLMC & LOC: Lloyds TSB Group plc)	4,600,000	4,600,000
San Francisco, CA City & Cnty. Redev. Agcy. MHRB, Maria Manor Apts., Ser. F, 0.50%, VRDN, (LOC: Citibank, NA)	2,825,000	2,825,000
San Jose, CA MHRB, Sunset Square Apts. Proj., 0.49%, VRDN, (LOC: Citibank, NA)	4,300,000	4,300,000
San Rafael, CA Redev. Agcy. MHRB, San Rafael Commons Apts., Ser. A, 0.49%, VRDN, (LOC: Citibank, NA)	2,900,000	2,900,000

		104,385,121

INDUSTRIAL DEVELOPMENT REVENUE 5.9%
California CDA IDRB, American Biodiesel Proj., Ser. B, 0.80%, VRDN, (LOC: Wells Fargo & Co.)	8,000,000	8,000,000
California CDA RB, Triple H Investors Proj., 0.80%, VRDN, (LOC: Union Bank of California)	410,000	410,000
California EDA RB, Killion Inds. Proj., 0.55%, VRDN, (LOC: Union Bank of California)	5,200,000	5,200,000
California Enterprise Dev. Auth. IDRB:
Pocino Foods Co., Ser. A, 0.78%, VRDN, (LOC: City Natl. Bank & FHLB)	4,000,000	4,000,000
Ramar Intl. Corp., Ser. A, 0.78%, VRDN, (LOC: Bank of the West)	4,000,000	4,000,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
California Infrastructure & Econ. Dev. Bank IDRB, Haig Precision Manufacturing Corp., 0.90%, VRDN, (SPA: Bank of the West)	$1,840,000	$1,840,000
Frankfort, IN EDRB, Gen. Seating of America Proj., Ser. 1997, 1.65%, VRDN, (LOC: Dai-Ichi Kangyo Bank, Ltd.)	920,000	920,000
Riverside Cnty., CA IDRB, Triple H Processors Proj., 0.95%, VRDN, (LOC: Union Bank of California)	1,150,000	1,150,000

		25,520,000

MISCELLANEOUS REVENUE 6.0%
Alameda, CA Corridor Trans. Auth. RB, Deutsche Bank Spears Trust, Ser. DBE-664, 0.45%, VRDN, (Liq.: Deutsche Bank AG)	5,000,000	5,000,000
California Infrastructure EDRB, Society for the Blind Proj., 0.65%, VRDN, (LOC: U.S. Bank)	2,250,000	2,250,000
Citizens Property Insurance Corp. Florida Rev. Notes, Ser. 2008-A-2, 4.50%, 06/01/2009, (Insd. by Citizens Property Insurance Corp.)	10,000,000	10,031,521
Pennsylvania EDFA Wastewater Treatment RRB, Sunoco, Inc., Proj., Ser. 2004-A, 0.70%, VRDN, (Gtd. by Sunoco, Inc.)	2,200,000	2,200,000
Philadelphia, PA IDA RB, One Bright Ray, Inc., Ser. A-3, 0.45%, VRDN, (LOC: Citizens Bank)	800,000	800,000
Puerto Rico Med. & Env. Pollution Ctl. Facs. RB, Becton Dickinson & Co., 2.30%, 03/02/2009, (Gtd. by Becton Dickinson & Co.)	5,640,000	5,640,000

		25,921,521

RESOURCE RECOVERY 7.6%
California Pollution Ctl. Fin. Auth. Solid Waste Disposal RB:
Bidart Dairy Proj., Ser. 2002, 0.86%, VRDN, (LOC: Wells Fargo & Co.)	6,000,000	6,000,000
BLT Enterprises Proj., Ser. A, 0.85%, VRDN, (LOC: Union Bank of California)	7,135,000	7,135,000
Carlos Echeverria & Sons Proj., 0.86%, VRDN, (LOC: KeyCorp)	3,500,000	3,500,000
Dairy & Poso Creek Proj., 0.86%, VRDN, (SPA: Bank of the West)	3,000,000	3,000,000
George & Jennifer Deboer Trust, 0.81%, VRDN, (LOC: Wells Fargo & Co.)	2,500,000	2,500,000
Heritage Dairy Proj., 0.81%, VRDN, (LOC: Wells Fargo & Co.)	1,500,000	1,500,000
John B. & Ann M. Verwey Proj., 0.86%, VRDN, (LOC: Bank of America Corp.)	3,400,000	3,400,000
Milk Time Dairy Farms Proj., 0.86%, VRDN, (SPA: Bank of the West)	1,400,000	1,400,000
Napa Recycling & Waste, Ser. A, 0.85%, VRDN, (LOC: Union Bank of California)	4,220,000	4,220,000

		32,655,000

SOLID WASTE 1.6%
Harris Cnty., TX Indl. Dev. Corp. RRB, Deer Park Refining, Ltd. Proj., Ser. 2004-A, 0.80%, VRDN	6,800,000	6,800,000

SPECIAL TAX 6.0%
Irvine, CA Union Sch. Dist. Spl. Tax, Austin Trust Cert., Ser. 2007-315, 0.68%, VRDN, (Liq.: Bank of America Corp. & LOC: State Street Corp.)	16,140,000	16,140,000
New York, NY TFA RB, New York City Recovery Fiscal Year 2003 Proj., Ser. 3, 1.25%, VRDN, (SPA: Dexia SA)	1,600,000	1,600,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX continued
Richmond, CA Cmnty. Redev. Agcy. MTC, Ser. E-5, 0.53%, VRDN, (Insd. by MBIA & LOC: Royal Bank of Canada)	$7,875,000	$7,875,000

		25,615,000

STUDENT LOAN 2.0%
Pennsylvania Higher Ed. Assistance Agcy. Student Loan RB, Ser. 1999-A, 2.50%, VRDN, (Insd. by AMBAC & SPA: Morgan Stanley)	8,500,000	8,500,000

TOBACCO REVENUE 1.6%
Golden State Tobacco Securitization Corp. RB, ROC RR-II-R-287X, 0.53%, VRDN, (Insd. by U.S.Treasury & Liq.: Citibank, NA)	7,075,000	7,075,000

TRANSPORTATION 1.7%
California Bay Area Toll & Bridge Auth. RB, PUTTER, Ser. 2638, 0.41%, VRDN, (Liq.: JPMorgan Chase & Co.)	7,245,000	7,245,000

UTILITY 3.6%
Delaware EDA RB, Delmarva Power & Light Co. Proj.:
Ser. 1988, 2.05%, VRDN, (Gtd. by Delmarva Power & Light Co.)	700,000	700,000
Ser. 1994, 2.05%, VRDN, (Gtd. by Delmarva Power & Light Co.)	1,100,000	1,100,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Ser. 4147, 3.08%, VRDN, (Insd. by FGIC & SPA: Dexia SA)	5,820,000	5,820,000
Northern California Transmission Agcy. RRB, Transmission Proj., Ser. A, 2.00%, VRDN, (Insd. by FSA & SPA: Dexia SA)	7,000,000	7,000,000
Puerto Rico Elec. Power Auth. RB MSTR, Ser. UU, Class A, 0.51%, VRDN, (Liq.: Societe Generale)	700,000	700,000

		15,320,000

WATER & SEWER 5.3%
Hanford, CA Sewer RB, Ser. A, 0.73%, VRDN, (LOC: Union Bank of California)	950,000	950,000
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RB, MSTR:
Ser. SGC-48, Class A, 0.50%, VRDN, (Insd. by FGIC & LOC: Societe Generale)	10,000,000	10,000,000
Ser. SGC-49, Class A, 0.50%, VRDN, (Insd. by FGIC & LOC: Societe Generale)	10,000,000	10,000,000
San Diego, CA Water Auth. COP RB, Austin Trust Certs., 1.53%, VRDN, (Insd. by MBIA & Liq.: Bank of America Corp.)	1,790,000	1,790,000

		22,740,000

Total Investments (cost $427,559,365) 99.5%		427,559,365
Other Assets and Liabilities 0.5%		2,131,766

Net Assets 100.0%		$429,691,131

VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2009.

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2009

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7, which were designed to minimize both credit and market risks.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
PFOTER	Puttable Floating Option Tax Exempt Receipts
PUTTER	Puttable Tax-Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TFA	Transitional Finance Authority

The following table shows the percent of total investments by geographic location as of January 31, 2009:

California	81.0%
Tennessee	3.3%
Georgia	3.1%
Puerto Rico	2.8%
Pennsylvania	2.7%
Florida	2.3%
Texas	1.6%
Wisconsin	0.9%
Delaware	0.4%
New York	0.4%
Indiana	0.2%
Non-state specific	1.3%

100.0%

The following table shows the percent of total investments by credit quality as of January 31, 2009 (unaudited):

Tier 1	99.1%
Tier 2	0.9%

100.0%

The following table shows the percent of total investments by maturity as of January 31, 2009 (unaudited):

2-7 days	92.1%
80-60 days	1.3%
121-240 days	2.4%
241 + days	4.2%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2009

Assets
Investments at amortized cost	$427,559,365
Interest receivable	2,556,929
Receivable from investment advisor	14,107
Prepaid expenses and other assets	57,455

Total assets	430,187,856

Liabilities
Dividends payable	3,899
Payable for Fund shares redeemed	49,991
Due to custodian bank	410,383
Due to related parties	2,809
Printing and postage expenses payable	12,278
Custodian and accounting fees payable	9,884
Registration and filing fees payable	6,115
Accrued expenses and other liabilities	1,366

Total liabilities	496,725

Net assets	$429,691,131

Net assets represented by
Paid-in capital	$429,648,465
Undistributed net investment income	42,666

Total net assets	$429,691,131

Net assets consists of
Class A	$20,949,796
Class S	401,519,303
Class I	7,222,032

Total net assets	$429,691,131

Shares outstanding (unlimited number of shares authorized)
Class A	20,973,464
Class S	401,502,673
Class I	7,219,841

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended January 31, 2009

Investment income
Interest	$9,364,921

Expenses
Advisory fee	1,805,244
Distribution Plan expenses
Class A	58,669
Class S	2,237,985
Administrative services fee	240,699
Transfer agent fees	124,354
Trustees’ fees and expenses	8,742
Printing and postage expenses	31,615
Custodian and accounting fees	107,652
Registration and filing fees	44,924
Professional fees	26,512
Other	71,208

Total expenses	4,757,604
Less: Expense reductions	(5,251)
Fee waivers and expense reimbursements	(149,719)

Net expenses	4,602,634

Net investment income	4,762,287

Net realized gains on investments	88,238

Net increase in net assets resulting from operations	$4,850,525

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,

	2009		2008

Operations
Net investment income		$4,762,287		$6,272,438
Net realized gains on investments		88,238		133,238

Net increase in net assets resulting from operations		4,850,525		6,405,676

Distributions to shareholders from
Net investment income
Class A		(283,625)		(512,896)
Class S		(4,453,101)		(5,664,780)
Class I		(136,353)		(186,994)

Total distributions to shareholders		(4,873,079)		(6,364,670)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	80,642,645	80,642,645	107,034,711	107,034,711
Class S	2,571,398,098	2,571,398,098	1,566,382,581	1,566,382,581
Class I	136,881,143	136,881,143	123,942,254	123,942,254

		2,788,921,886		1,797,359,546

Net asset value of shares issued in reinvestment of distributions
Class A	280,899	280,899	512,596	512,596
Class S	4,453,101	4,453,101	5,664,780	5,664,780
Class I	11,871	11,871	17,236	17,236

		4,745,871		6,194,612

Payment for shares redeemed
Class A	(77,108,675)	(77,108,675)	(108,049,987)	(108,049,987)
Class S	(2,459,544,615)	(2,459,544,615)	(1,504,400,896)	(1,504,400,896)
Class I	(134,097,176)	(134,097,176)	(120,822,686)	(120,822,686)

		(2,670,750,466)		(1,733,273,569)

Net increase in net assets resulting from capital share transactions		122,917,291		70,280,589

Total increase in net assets		122,894,737		70,321,595
Net assets
Beginning of period		306,796,394		236,474,799

End of period		$429,691,131		$306,796,394

Undistributed net investment income		$42,666		$65,220

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen California Municipal Money Market Fund (the “Fund”) is a non-diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Class I shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records

18

NOTES TO FINANCIAL STATEMENTS continued

supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended January 31, 2009, the following amounts were reclassified:

Undistributed net investment income	$88,238
Accumulated net realized gains on investments	(88,238)

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.45% and declining to 0.30% as average daily net assets increase. For the year ended January 31, 2009, the advisory fee was equivalent to an annual rate of 0.45% of the Fund’s average daily net assets.

On October 3, 2008, Wells Fargo and Wachovia Corporation (“Wachovia”) announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that will include all of Wachovia’s banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40% voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may be deemed to control EIMC. If Wells Fargo is deemed to control EIMC, then the existing advisory agreement between the Fund and EIMC would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC with the same terms and conditions as the existing agreement which became effective upon the issuance of the preferred shares. EIMC’s receipt of the advisory fees under the interim advisory agreement is subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

19

NOTES TO FINANCIAL STATEMENTS continued

On December 31, 2008, Wachovia merged with and into Wells Fargo and as a result of the merger, EIMC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Service Company, LLC (“ESC”) became subsidiaries of Wells Fargo. After the merger, a new interim advisory agreement with the same terms and conditions between the Fund and EIMC went into effect.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended January 31, 2009, EIMC voluntarily waived its advisory fee in the amount of $150 and reimbursed Distribution Plan expenses (see Note 4) relating to Class S shares in the amount of $149,569.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the year ended January 31, 2009, the administrative services fee was equivalent to an annual rate of 0.06% of the Fund’s average daily net assets.

ESC, an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS, an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A and Class S shares. However, currently the distribution fees for Class A shares are limited to 0.30% of the average daily net assets of the class and the distribution fees for Class S shares are limited to 0.60% of the average daily net assets of the class.

5. INVESTMENT TRANSACTIONS

On February 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

20

NOTES TO FINANCIAL STATEMENTS continued

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	427,559,365
Level 3 – Significant Unobservable Inputs	0

Total	$427,559,365

On January 31, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an inter-fund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2009, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed Exempt-Interest Income	Temporary Book/Tax Differences

$45,699	$(3,033)

Short-term capital gains are considered ordinary income for income tax purposes. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

21

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid was as follows:

	Year Ended January 31,

	2009	2008

Ordinary Income	$97,239	$111,962
Exempt-Interest Income	4,775,825	6,226,040
Long-term Capital Gain	15	26,668

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%. During the year ended January 31, 2009, the Fund had no borrowings.

11. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The Fund participates in the U.S. Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”). Unless extended by the U.S. Department of Treasury, the Program is due to expire on April 30, 2009. The Program seeks to guarantee the net asset value of certain shares of money market funds as of September 19, 2008. The Program applies only to shareholders of record of the Fund on September 19, 2008. Under the Program, if the Fund’s market value per share falls below $0.995 on any day while the Program is in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The number of shares of each record holder covered by the Program will be the lesser of (a) the number of shares owned

22

NOTES TO FINANCIAL STATEMENTS continued

by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date the Program guarantee is triggered.

The Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008 for the initial 3-month term that expired on December 18, 2008. The annual fee was 0.01% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.015% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. The Fund paid an additional fee based on the number of shares outstanding as of September 19, 2008 to participate in the extension of the Program through April 30, 2009. The annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.022% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. The fees were amortized over the length of the participation in the Program. Participation in any further extension of the Program would require payment of additional participation fees.

12. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

13. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC, EIS and Evergreen Ultra Short Opportunities Fund (the “Ultra Short Fund”) concerning alleged issues surrounding the drop in net asset value of the Ultra Short Fund in May and June 2008. In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the financial position or

23

NOTES TO FINANCIAL STATEMENTS continued

operations of any of the Evergreen funds to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds.

14. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

24

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen California Municipal Money Market Fund, a series of the Evergreen Money Market Trust, as of January 31, 2009 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2009 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen California Municipal Money Market Fund as of January 31, 2009, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 27, 2009

25

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long-term capital gain distributions of $15 for the fiscal year ended January 31, 2009.

For the fiscal year ended January 31, 2009, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 98.01%. The percentage of distributions subject to the federal alternative minimum tax and California state income tax will be reported to shareholders in January 2010.

26

ADDITIONAL INFORMATION (unaudited) continued

SPECIAL MEETING OF SHAREHOLDERS

On March 12, 2009 a Special Meeting of Shareholders for the Fund was held to consider a number of proposals. On December 1, 2008, the record date for the meeting, the Fund had $443,572,806 of net assets outstanding of which $232,819,014 (52.49%) of net assets were represented at the meeting.

Proposal 1 — To consider and act upon a new investment advisory agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$193,897,595
Net assets voted “Against”	$4,603,997
Net assets voted “Abstain”	$34,317,422

27

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. In September 2008, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen California Municipal Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of its deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. The Trustees began their 2008 review process at the time of the last advisory contract-renewal process in September 2007. In the course of their 2007 review, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the 2008 review process, the Trustees monitored each of these funds in particular for changes in performance and for the results of any changes in a fund’s investment process or investment team. In addition, during the course of the year, the Trustees regularly reviewed information regarding the investment performance of all of the funds, paying particular attention to funds whose performance since September 2007 indicated short-term or longer-term performance issues.

In spring 2008, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review as part of its 2008 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the independent Trustees, the information that EIMC and Keil provided. The Trustees

28

ADDITIONAL INFORMATION (unaudited) continued

formed small groups to review individual funds in greater detail. In addition, the Trustees considered information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone during the 2008 review process to consider the information provided by EIMC. The Committee then met with representatives of EIMC. In addition, over the period of this review, the independent Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with independent legal counsel at which no personnel of EIMC were present. At a meeting of the full Board of Trustees in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC and engaged in further review of the materials provided to it, and approved the continuation of each of the advisory and sub-advisory agreements.

In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, EIMC presents a wide variety of information regarding the services it performs, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and share-

29

ADDITIONAL INFORMATION (unaudited) continued

holders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2007. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new Chief Compliance Officer for the funds in June of 2007 and a new Chief Investment Officer at EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC or its affiliates for such services. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. The Trustees also considered the investment performance of those other accounts managed by EIMC and its affiliates, where applicable, and concluded that the performance of those accounts did not suggest any substantial difference in the quality of the service provided by EIMC and its affiliates to those accounts.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. The Board considered that EIS, an affiliate of EIMC, serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions, including

30

ADDITIONAL INFORMATION (unaudited) continued

Wachovia Securities, LLC and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that an affiliate of EIMC had won recognition from Dalbar customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

In the period leading up to the Trustees’ approval of continuation of the investment advisory agreements, the Trustees were mindful of the financial condition of Wachovia Corporation (“Wachovia”), EIMC’s parent company. They considered the possibility that a significant adverse change in Wachovia’s financial condition could impair the ability of EIMC or its affiliates to perform services for the funds at the same level as in the past. The Trustees concluded that any change in Wachovia’s financial condition had not to date had any such effect, but determined to monitor EIMC’s and its affiliates’ performance, and financial conditions generally, going forward in order to identify any such impairment that may develop and to take appropriate action.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund

31

ADDITIONAL INFORMATION (unaudited) continued

and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-, three-, and five-year periods ended December 31, 2007, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the Merrill Lynch Three-Month U.S. Treasury Bill Index, and outperformed a majority of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees noted that the Fund’s benchmark index does not represent a broad-based index of tax-advantaged securities.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees also noted that EIMC had appointed a new Chief Investment Officer in August of 2008 who had not yet had sufficient time to evaluate and direct remedial efforts with respect to funds that have experienced a substantial period of relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was higher than the management fees paid by the other mutual funds against which the Trustees compared the Fund’s management fee. They noted that the level of profitability realized by EIMC in respect of the fee did not appear excessive, particularly in light of the potential business and other risks to sponsors of money market funds evidenced in recent periods. The Trustees considered in this regard that the number of

32

ADDITIONAL INFORMATION (unaudited) continued

other mutual funds focusing their investments in California municipal money market instruments is small and that, as a result, a comparison of the Fund’s advisory fees with that of its peer mutual funds (which included a number of municipal money market funds focusing their investments on municipal money market instruments of issuers in other states) may be of limited utility. The Trustees also noted generally the apparent willingness of the Evergreen and Wachovia organizations to provide financial support to the Evergreen money market funds during recent difficult periods in the fixed-income securities markets, and the substantial expenses incurred by those firms in the past year to do so (although not specifically in respect of the Fund).

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

Matters Relating to Approval of Interim Advisory and Sub-Advisory Agreements. Following the Trustees’ approval of the continuation of the funds’ investment advisory agreements, Wells Fargo & Company (“Wells Fargo”) announced that it had agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia’s banking and other businesses, including EIMC. In connection with this transaction, on October 20, 2008, Wachovia issued preferred shares representing a 39.9% voting interest in Wachovia to Wells Fargo pursuant to a Share Exchange Agreement. Wells Fargo subsequently completed its acquisition of Wachovia on December 31, 2008.

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ADDITIONAL INFORMATION (unaudited) continued

Under the 1940 Act, both the issuance of the preferred shares to Wells Fargo and the completion of the acquisition could be viewed as resulting in the termination of the funds’ investment advisory and sub-advisory agreements. Accordingly, on October 20, 2008, the Board of Trustees approved interim investment advisory and sub-advisory agreements that would become effective upon Wachovia’s issuance of preferred shares to Wells Fargo. On November 12, 2008, the Trustees approved a second set of interim investment advisory and sub-advisory agreements that would become effective upon the completion of the acquisition. (The first set of interim agreements approved on October 20, 2008, together with the second set of interim agreements approved November 12, 2008, are referred to as “Interim Agreements.”) In addition, the Trustees approved on November 12, 2008, and again at an in-person meeting on December 3 and 4, 2008, definitive investment advisory and sub-advisory agreements (the “New Agreements”) and recommended that shareholders of the funds approve them at meetings to be held in early 2009.

In considering whether to approve the first set of Interim Agreements on October 20, 2008, the Trustees took into account that they had recently approved the annual continuation of all of the funds’ existing investment advisory and sub-advisory agreements in September 2008. The Trustees reviewed the terms of the Interim Agreements, noting that the terms were generally identical to those of the funds’ investment advisory agreements that were in effect before October 20, 2008 (but for provisions required by law to be included in the Interim Agreements). They also took into account current and anticipated market and economic conditions, the financial condition of EIMC and of Wachovia generally, and the likely effect of the merger on the financial condition of Wachovia. In general, the Trustees considered that the proposed merger of Wachovia with Wells Fargo would very likely improve substantially the financial condition of EIMC’s parent company, increase the capital available to support the funds, and ensure that EIMC and its affiliates would have the resources to provide continuing services to the funds. In light principally of these considerations and their recent continuation of the funds’ investment advisory arrangements in September, the Trustees unanimously approved the first set of Interim Agreements that became effective on October 20, 2008.

In addition to the foregoing, at their meetings on November 12, 2008 and December 3 and 4, 2008 when the Trustees considered whether to approve the second set of Interim Agreements as well as the New Agreements, the Trustees considered presentations made to them on November 12, 2008 by representatives of EIMC and Wells Fargo regarding the anticipated implications of the merger for EIMC and the funds. The Trustees also considered:

•

Their understanding that the merger was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC would provide to the funds, or on the resources available to the funds and to EIMC, and that

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ADDITIONAL INFORMATION (unaudited) continued

Wells Fargo is committed to continue providing the funds with high quality services;

•

Information about Wells Fargo’s financial condition, reputation, and resources, and the likelihood that the merger would result in improved organizational stability for EIMC, benefiting the funds as well as offering the potential for the funds, over time, to access Wells Fargo’s infrastructure, resources and capabilities;

•	That EIMC and Wells Fargo representatives have stated that there is no present intention to change the funds’ existing advisory fees or expense limitations;
•

That the representatives of Wells Fargo have expressed their intention to pursue the integration of EIMC and the funds with corresponding Wells Fargo businesses and funds only after a deliberative process designed to identify and retain the relative strengths of both organizations;

•	That the Wells Fargo representatives expect that the deliberative process and any subsequent integration will take more than a year;
•

That, in the meantime, Wells Fargo expects to retain, largely in its current form, the existing EIMC management team and investment advisory and other key professionals and to operate EIMC following the merger as a separate business unit under the Evergreen brand;

•	That Wells Fargo and EIMC would consult with the Trustees before implementing any significant changes that would affect the funds or the services provided by EIMC or its affiliates to the funds;
•	Wells Fargo’s experience and approach with respect to acquisitions of other fund complexes;
•

The fact that, if the New Agreements were not approved, on March 19, 2009, the Subsequent Interim Agreements will expire and the funds will no longer have a contractual right to investment advisory services from EIMC or any sub-advisors;

•	That EIMC’s management supports the merger; and
•

That representatives of EIMC have committed that the funds will not bear the expenses relating to Wells Fargo’s acquisition of Wachovia, including the costs of soliciting fund shareholders to approve the New Agreements.

Based on the foregoing, the Trustees, including all of the Trustees who are not “interested persons” of the funds or EIMC, unanimously approved the second set of Interim Agreements and the New Agreements.

35

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

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TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

565215 rv6 03/2009

Evergreen Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
27	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
28	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Money Market Fund for the twelve-month period ended January 31, 2009 (the “period”).

After contracting in the fourth quarter of 2007, the U.S. economy held up relatively well in the first half of 2008. However, these gains were largely due to strength in government spending and exports, powered higher by the weakening U.S. currency. At the same time, home prices continued to fall and job losses persisted. September 2008 marked a crucial event, when federal officials allowed for the collapse of Lehman Brothers, which history will likely judge as a colossal policy failure. The collateral damage from this event led to further collapse. Venerable financial institutions fell like dominos in the ensuing weeks as distrust prevailed and counter-party risk, whether real or imagined, escalated. Inter-bank lending ceased to exist, and the credit markets froze.

Consequently, officials at the Federal Reserve Board and U.S. Treasury increased their involvement, utilizing innovative measures to improve both liquidity and confidence. These efforts culminated with Congress’ approval of the $700 billion Troubled Asset Relief Program (“TARP”), enacted to purchase distressed mortgage-related securities, until the Treasury decided against it one month after TARP’s approval. Not surprisingly, confidence at the consumer and investor levels was shaken further, and banks, despite the recapitalization efforts to revive their balance sheets, became both increasingly vigilant and militant relative to their lending policies. As a result, economic activity in the fourth quarter of 2008 was positioned to be among the weakest in history.

During the period, the management teams of Evergreen’s money market funds held to their discipline, seeking competitive income through investments in high-quality, short-term securities while retaining an emphasis on capital preservation.

As we look back over the extraordinary series of events during the period, we believe it is vitally important for all investors to keep perspective and remain focused on their long-term strategies. Most importantly, we continue to urge investors to pursue fully diversified strategies in order to participate in future market gains and limit the risks of potential losses. If they haven’t already done so, we encourage individual investors to work with their financial advisors to develop a diversified, long-term strategy and, most importantly, to adhere to it. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery,

1

LETTER TO SHAREHOLDERS continued

innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notices to Shareholders:

•

On December 31, 2008, Wachovia Corporation merged with and into Wells Fargo & Company (“Wells Fargo”). As a result of the merger, Evergreen Investment Management Company, LLC (“EIMC”), Tattersall Advisory Group, Inc., First International Advisors, LLC, Metropolitan West Capital Management, LLC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC, are subsidiaries of Wells Fargo.

•	Effective January 1, 2009, W. Douglas Munn became President and Chief Executive Officer of the Evergreen Funds.

3

FUND AT A GLANCE

as of January 31, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

J. Kellie Allen; Bryan K. White, CFA; Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/2/1987

Class inception date	Class A 1/4/1995	Class B 1/26/1995	Class C 8/1/1997	Class S 6/30/2000	Class I 11/2/1987

Nasdaq symbol	EMAXX	EMBXX	EMCXX	N/A	EGMXX

Average annual return**

1-year with sales charge	N/A	-3.71%	0.29%	N/A	N/A

1-year w/o sales charge	1.97%	1.29%	1.29%	1.67%	2.27%

5-year	2.80%	1.77%	2.14%	2.50%	3.10%

10-year	2.91%	2.26%	2.27%	2.70%	3.21%

Maximum sales charge	N/A	5.00% CDSC	1.00% CDSC	N/A	N/A

7-day annualized yield	0.13%	0.05%	0.05%	0.05%	0.43%

30-day annualized yield	0.28%	0.05%	0.05%	0.10%	0.58%

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.
**	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class S prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class S have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs 12b-1 fees of 0.30% for Class A, 0.60% for Class S and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

The advisor is waiving a portion of its advisory fee and reimbursing the fund for a portion of other expenses and a portion of the 12b-1 fees for Classes B, C, and S. Had the fees and expenses not been waived or reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

4

FUND AT A GLANCE continued

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

All data is as of January 31, 2009, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2008	Ending Account Value 1/31/2009	Expenses Paid During Period*

Actual
Class A	$1,000.00	$1,008.00	$4.39
Class B	$1,000.00	$1,004.84	$7.41
Class C	$1,000.00	$1,004.85	$7.41
Class S	$1,000.00	$1,006.58	$5.80
Class I	$1,000.00	$1,009.50	$2.88
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.76	$4.42
Class B	$1,000.00	$1,017.75	$7.46
Class C	$1,000.00	$1,017.75	$7.46
Class S	$1,000.00	$1,019.36	$5.84
Class I	$1,000.00	$1,022.27	$2.90

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.87% for Class A, 1.47% for Class B, 1.47% for Class C, 1.15% for Class S and 0.57% for Class I), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS A	2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.04	0.04	0.03	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.04)	(0.04)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.97%[1]	4.50%	4.36%	2.56%	0.68%

Ratios and supplemental data
Net assets, end of period (millions)	$1,951	$2,662	$2,886	$2,803	$3,027
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.87%	0.89%	0.89%	0.89%	0.94%
Expenses excluding waivers/reimbursements and expense reductions	0.90%	0.92%	0.92%	0.92%	1.00%
Net investment income (loss)	2.00%	4.42%	4.28%	2.52%	0.60%

1	If the Fund had not entered into support agreements during the period, the total return would have been lower.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS B	2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.04	0.04	0.02	0

Distributions to shareholders from
Net investment income	(0.01)	(0.04)	(0.04)	(0.02)	0 [1]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.29%[3]	3.78%	3.64%	1.84%	0.21%

Ratios and supplemental data
Net assets, end of period (millions)	$73	$27	$25	$33	$46
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.50%	1.59%	1.59%	1.59%	1.38%
Expenses excluding waivers/reimbursements and expense reductions	1.60%	1.62%	1.62%	1.62%	1.70%
Net investment income (loss)	1.11%	3.71%	3.56%	1.77%	0.18%

1	Amount represents less than $0.005 per share.
2	Excluding applicable sales charges
3	If the Fund had not entered into support agreements during the period, the total return would have been lower.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS C	2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.04	0.04	0.02	0

Distributions to shareholders from
Net investment income	(0.01)	(0.04)	(0.04)	(0.02)	0 [1]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.29%[3]	3.78%	3.64%	1.84%	0.21%

Ratios and supplemental data
Net assets, end of period (millions)	$56	$17	$10	$9	$16
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.50%	1.59%	1.59%	1.59%	1.37%
Expenses excluding waivers/reimbursements and expense reductions	1.60%	1.62%	1.62%	1.62%	1.71%
Net investment income (loss)	1.07%	3.69%	3.62%	1.70%	0.15%

1	Amount represents less than $0.005 per share.
2	Excluding applicable sales charges
3	If the Fund had not entered into support agreements during the period, the total return would have been lower.

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S	2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.04	0.04	0.02	0

Distributions to shareholders from
Net investment income	(0.02)	(0.04)	(0.04)	(0.02)	0 [1]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.67%[2]	4.19%	4.05%	2.25%	0.41%

Ratios and supplemental data
Net assets, end of period (millions)	$3,131	$3,747	$1,776	$2,421	$2,477
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.16%	1.19%	1.19%	1.19%	1.20%
Expenses excluding waivers/reimbursements and expense reductions	1.20%	1.22%	1.22%	1.22%	1.30%
Net investment income (loss)	1.68%	4.05%	3.96%	2.22%	0.39%

1	Amount represents less than $0.005 per share.
2	If the Fund had not entered into support agreements during the period, the total return would have been lower.

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS I	2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.05	0.05	0.03	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	2.27%[1]	4.81%	4.67%	2.86%	0.97%

Ratios and supplemental data
Net assets, end of period (millions)	$759	$1,005	$1,334	$1,190	$1,531
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.57%	0.59%	0.59%	0.59%	0.65%
Expenses excluding waivers/reimbursements and expense reductions	0.60%	0.62%	0.62%	0.62%	0.70%
Net investment income (loss)	2.28%	4.71%	4.57%	2.80%	0.94%

1	If the Fund had not entered into support agreements during the period, the total return would have been lower.

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

January 31, 2009

	Principal Amount	Value

CERTIFICATES OF DEPOSIT 8.8%
Abbey National plc, 0.61%, 02/13/2009	$100,000,000	$100,000,000
Bank of America Corp., 2.30%, 05/19/2009	100,000,000	100,000,000
Branch Banking & Trust Co., 3.14%, 04/23/2009	100,000,000	100,000,000
Deutsche Bank AG, 1.64%, 04/06/2009	100,000,000	100,000,000
HBOS plc, FRN, 2.92%, 02/06/2009 +	125,000,000	125,000,000

Total Certificates of Deposit (cost $525,000,000)		525,000,000

COMMERCIAL PAPER 57.3%
Asset-Backed 37.3%
Antalis U.S. Funding Corp., 0.40%, 02/05/2009	20,000,000	19,999,333
Atlantic Asset Securitization Corp.:
0.25%, 02/05/2009	30,000,000	29,999,375
0.35%, 02/02/2009	25,000,000	25,000,000
Atlantis One Funding Corp., 0.30%, 02/02/2009	100,000,000	100,000,000
Barton Capital Corp.:
0.25%, 02/09/2009	30,000,000	29,998,542
0.35%, 02/04/2009	55,072,000	55,070,929
Bryant Park Funding, LLC:
0.30%, 02/05/2009	75,000,000	74,998,125
0.35%, 02/17/2009	41,036,000	41,030,016
Chariot Funding, LLC, 0.30%, 02/04/2009	51,000,000	50,999,150
Clipper Receivables Co.:
0.50%, 02/02/2009	65,000,000	65,000,000
0.70%, 02/17/2009	80,000,000	79,976,667
Concord Minutemen Capital Co., LLC, 0.65%, 02/06/2009	90,000,000	89,993,500
Crown Point Capital Co., 0.60%, 02/12/2009	85,000,000	84,985,833
Ebbets Funding, LLC:
0.45%, 02/02/2009	50,000,000	50,000,000
0.70%, 02/10/2009	90,000,000	89,986,000
Enterprise Funding, LLC, 2.25%, 02/02/2009	35,000,000	35,000,000
Fairway Finance Corp., 0.35%, 02/17/2009	50,000,000	49,992,708
Gemini Securitization Corp., LLC:
0.35%, 02/06/2009	50,000,000	49,998,056
0.50%, 02/24/2009	35,000,000	34,989,306
Gotham Funding Corp.:
0.40%, 02/19/2009	50,000,000	49,990,555
0.50%, 02/20/2009	25,000,000	24,993,750
Jupiter Securitization Co., LLC, 0.35%, 02/13/2009	15,600,000	15,598,332
Lexington Parker Capital Corp., LLC, 0.65%, 02/05/2009	80,000,000	79,995,667
Liberty Funding, LLC, 0.35%, 02/10/2009	35,000,000	34,997,278
LMA SA:
0.47%, 02/17/2009	75,000,000	74,985,312
0.55%, 02/17/2009	15,000,000	14,996,562
Market Street Funding, LLC:
0.40%, 03/20/2009	60,000,000	59,969,333
1.85%, 03/06/2009	57,127,000	57,033,058

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2009

	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Ranger Funding Co., LLC, 0.40%, 02/17/2009	$35,000,000	$34,994,167
Regency Markets No. 1, LLC, 0.52%, 02/17/2009	76,173,000	76,156,496
Starbird Funding Corp.:
0.45%, 02/02/2009	60,000,000	60,000,000
0.50%, 02/04/2009	50,000,000	49,998,611
0.75%, 02/27/2009	40,000,000	39,979,167
1.25%, 03/05/2009	50,000,000	49,946,181
Surrey Funding Corp.:
0.40%, 02/19/2009	70,000,000	69,986,778
0.55%, 02/23/2009	20,000,000	19,993,583
Three Pillars Funding Corp., 0.40%, 02/04/2009	50,000,000	49,998,889
Thunder Bay Funding, LLC, 0.20%, 02/03/2009	75,000,000	74,999,583
Ticonderoga Funding, LLC:
0.30%, 02/06/2009	65,000,000	64,997,833
0.40%, 02/18/2009	50,000,000	49,991,111
Victory Receivables Corp.:
0.30%, 02/12/2009	35,000,000	34,997,083
0.50%, 02/19/2009	40,000,000	39,990,556
0.55%, 04/13/2009	40,000,000	39,957,222

		2,225,564,647

Commercial Banks 14.1%
Abbey National plc, 0.17%, 02/06/2009	35,000,000	34,999,339
ABN AMRO Holding NV, 0.34%, 02/09/2009	50,000,000	49,996,695
Bank of Nova Scotia, 0.29%, 02/17/2009	36,000,000	35,995,650
Barclays U.S. Funding, LLC, 3.08%, 02/04/2009	85,000,000	84,985,441
Calyon, 0.60%, 03/02/2009	85,000,000	84,960,333
Commerzbank U.S. Finance, Inc., 0.35%, 02/25/2009	75,000,000	74,983,229
Dexia Delaware, LLC, 0.34%, 02/02/2009	128,000,000	128,000,000
Governor & Co., 1.20%, 04/15/2009	50,000,000	49,880,000
Lloyds Bank plc:
1.06%, 02/27/2009	50,000,000	49,963,194
1.32%, 04/06/2009 +	60,000,000	59,861,400
Rabobank U.S.A. Financial Corp., 0.25%, 02/24/2009	75,000,000	74,988,542
Skandinaviska Enskilda Banken AB, 1.26%, 04/09/2009	50,000,000	49,884,500
Societe Generale, 0.65%, 03/05/2009	65,000,000	64,963,618

		843,461,941

Diversified Financial Services 0.8%
UBS Finance Delaware, Inc., 0.40%, 02/26/2009	50,000,000	49,986,833

Insurance 2.4%
Irish Permanent Treasury:
1.48%, 03/03/2009	90,000,000	89,892,700
1.50%, 04/08/2009	50,000,000	49,864,583

		139,757,283

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2009

	Principal Amount	Value

COMMERCIAL PAPER continued
Oil, Gas & ConsumableFuels 1.3%
ConocoPhillips, 0.27%, 02/03/2009	$75,000,000	$74,999,438

Thrifts & Mortgage Finance 1.4%
Nationwide Building Society, 0.32%, 02/02/2009	85,000,000	85,000,000

Total Commercial Paper (cost $3,418,770,142)		3,418,770,142

CORPORATE BONDS 19.3%
Capital Markets 5.9%
Bear Stearns Cos., FRN, 0.49%, 02/16/2009	50,000,000	50,000,000
Morgan Stanley, FRN:
0.48%, 02/17/2009 +	200,000,000	200,000,000
0.59%, 02/03/2009 +	100,000,000	100,000,000

		350,000,000

Commercial Banks 3.3%
Wells Fargo & Co., 3.55%, 05/01/2009 °	100,000,000	100,012,222
WestLB AG, FRN, 0.46%, 02/09/2009 144A	100,000,000	100,000,000

		200,012,222

Consumer Finance 4.0%
American Honda Finance Corp., FRN:
1.29%, 04/14/2009 144A +	50,000,000	50,000,000
2.32%, 02/26/2009 144A +	90,000,000	90,000,000
Toyota Motor Credit Corp., FRN, 0.46%, 03/19/2009	100,000,000	100,000,000

		240,000,000

Diversified Telecommunication Services 0.7%
BellSouth Corp., 4.97%, 04/27/2009 144A	40,000,000	40,116,676

Food & Staples Retailing 1.3%
Wal-Mart Stores, Inc., 5.75%, 06/01/2009	75,000,000	75,720,620

Insurance 4.1%
Hartford Life Global Funding, FRN, 2.29%, 03/15/2009 +	50,000,000	50,000,000
Jackson National Life Global Holdings, FRN:
1.87%, 03/23/2009 144A	75,000,000	75,000,000
2.69%, 02/10/2009 144A	45,000,000	45,000,000
MetLife, Inc., FRN, 1.64%, 04/13/2009 144A +	75,000,000	75,000,000

		245,000,000

Total Corporate Bonds (cost $1,150,849,518)		1,150,849,518

FUNDING AGREEMENTS 5.1%
Metropolitan Life Funding Agreement, 2.50%, 02/23/2009 +	100,000,000	100,000,000
Transamerica Occidental Funding Agreement:
0.67%, 02/02/2009 +	70,000,000	70,000,000
1.59%, 04/01/2009 +	135,000,000	135,000,000

Total Funding Agreements (cost $305,000,000)		305,000,000

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

January 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 0.8%
Industrial Development Revenue 0.1%
Warren Cnty., KY IDA RB, Stupp Brothers, Inc. Proj., Ser. B-1, 0.85%, VRDN, (LOC: Bank of America Corp.)	$7,200,000	$7,200,000

Miscellaneous Revenue 0.7%
Detroit, MI Econ. Dev. Corp. RB, Waterfront Recreation, Ser. B, 0.85%, VRDN, (LOC: Bank of America Corp.)	41,830,000	41,830,000

Total Municipal Obligations (cost $49,030,000)		49,030,000

TIME DEPOSIT 1.6%
Societe Generale, 0.22%, 02/02/2009 (cost $94,974,714)	94,974,714	94,974,714

U.S. GOVERNMENT & AGENCY OBLIGATIONS 6.9%
FHLB, FRN, 0.27%, 02/23/2009	100,000,000	99,901,959
FHLMC:
1.40%, 04/01/2009	90,000,000	89,797,000
FRN:
0.33%, 02/18/2009	25,000,000	25,000,000
1.35%, 04/30/2009	50,000,000	50,000,000
FNMA, FRN, 0.47%, 02/02/2009	150,000,000	149,991,271

Total U.S. Government & Agency Obligations (cost $414,690,230)		414,690,230

	Shares	Value

MUTUAL FUND SHARES 0.0%
Federated Prime Value Obligation Fund, Class IS, 1.75% q (cost $74,753)	74,753	74,753

Total Investments (cost $5,958,389,357) 99.8%		5,958,389,357
Other Assets and Liabilities 0.2%		11,843,949

Net Assets 100.0%		$5,970,233,306

+	Security is deemed illiquid.
°

Investment in non-controlled affiliate. At January 31, 2009, the Fund invested in securities issued by Wells Fargo & Co. with a cost basis of $100,012,222 and earned $1,183,333 of income for the period from October 3, 2008 to January 31, 2009 which is included in income from affiliate.

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

q	Rate shown is the 7-day annualized yield at period end.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2009.

The date shown for each security represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

January 31, 2009

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
IDA	Industrial Development Authority
LOC	Letter of Credit
RB	Revenue Bond

The following table shows the percent of total investments by credit quality as of January 31, 2009 (unaudited):

Tier 1	100%

The following table shows the percentage of total investments by maturity as of January 31, 2009 (unaudited):

2-7 days	33.9%
8-60 days	50.3%
61-120 days	14.5%
121-240 days	1.3%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2009

Assets
Investments in unaffiliated issuers	$5,858,377,135
Investments in affiliated issuers	100,012,222

Total investments at amortized cost	5,958,389,357
Cash	121,798
Receivable for Fund shares sold	385,603
Interest receivable	13,268,598
Prepaid expenses and other assets	878,050

Total assets	5,973,043,406

Liabilities
Dividends payable	350,758
Payable for Fund shares redeemed	1,495,924
Advisory fee payable	10,445
Due to other related parties	107,810
Trustees’ fees and expenses payable	520,525
Accrued expenses and other liabilities	324,638

Total liabilities	2,810,100

Net assets	$5,970,233,306

Net assets represented by
Paid-in capital	$5,964,226,734
Undistributed net investment income	146,032
Accumulated net realized gains on investments	5,860,540

Total net assets	$5,970,233,306

Net assets consists of
Class A	$1,950,580,361
Class B	73,197,836
Class C	56,452,149
Class S	3,130,579,174
Class I	759,423,786

Total net assets	$5,970,233,306

Shares outstanding (unlimited number of shares authorized)
Class A	1,942,002,789
Class B	72,989,625
Class C	56,268,785
Class S	3,118,047,456
Class I	757,611,414

Net asset value per share
Class A	$1.00
Class B	$1.00
Class C	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Year Ended January 31, 2009

Investment income
Interest	$192,602,883
Income from affiliate	1,183,333

Total investment income	193,786,216

Expenses
Advisory fee	27,038,362
Distribution Plan expenses
Class A	7,040,771
Class B	427,235
Class C	328,940
Class S	21,229,060
Administrative services fee	4,082,328
Transfer agent fees	6,193,062
Trustees’ fees and expenses	115,922
Printing and postage expenses	499,296
Custodian and accounting fees	1,423,031
Registration and filing fees	57,415
Professional fees	153,822
Other	940,864

Total expenses	69,530,108
Less: Expense reductions	(41,633)
Fee waivers and expense reimbursements	(2,170,139)

Net expenses	67,318,336

Net investment income	126,467,880

Net realized gains or losses on investments
Net realized losses on investments	(91,729,784)
Net increase from payments by affiliate	121,250,000

Net realized gains on investments	29,520,216

Net increase in net assets resulting from operations	$155,988,096

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,

	2009		2008(a)

Operations
Net investment income		$126,467,880		$321,463,609
Net realized gains on investments		29,520,216		194,828

Net increase in net assets resulting from operations		155,988,096		321,658,437

Distributions to shareholders from
Net investment income
Class A		(46,914,615)		(112,404,087)
Class B		(473,785)		(836,942)
Class C		(352,930)		(401,932)
Class S		(59,530,134)		(88,233,928)
Class S1		0		(67,444,083)
Class I		(19,192,152)		(52,135,702)

Total distributions to shareholders		(126,463,616)		(321,456,674)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	9,693,108,253	9,693,108,253	11,688,916,986	11,688,916,986
Class B	76,314,609	76,314,609	20,762,601	20,762,601
Class C	78,740,168	78,740,168	20,302,694	20,302,694
Class S	35,556,071,099	35,556,071,099	25,955,051,935	25,955,051,935
Class S1	0	0	14,229,814,622	14,229,814,622
Class I	2,718,082,353	2,718,082,353	4,003,581,193	4,003,581,193

		48,122,316,482		55,918,430,031

Net asset value of shares issued in reinvestment of distributions
Class A	40,778,493	40,778,493	90,077,581	90,077,581
Class B	415,547	415,547	721,192	721,192
Class C	305,664	305,664	353,454	353,454
Class S	59,530,134	59,530,134	88,233,928	88,233,928
Class S1	0	0	63,728,473	63,728,473
Class I	2,058,517	2,058,517	4,678,052	4,678,052

		103,088,355		247,792,680

Automatic conversion of Class B shares to Class A shares
Class A	4,017,892	4,017,892	4,006,512	4,006,512
Class B	(4,017,892)	(4,017,892)	(4,006,512)	(4,006,512)

		0		0

Payment for shares redeemed
Class A	(10,458,993,971)	(10,458,993,971)	(12,006,623,935)	(12,006,623,935)
Class B	(26,576,226)	(26,576,226)	(15,180,043)	(15,180,043)
Class C	(39,903,952)	(39,903,952)	(13,426,541)	(13,426,541)
Class S	(36,247,393,044)	(36,247,393,044)	(24,072,469,114)	(24,072,469,114)
Class S1	0	0	(16,405,055,740)	(16,405,055,740)
Class I	(2,969,345,100)	(2,969,345,100)	(4,337,813,624)	(4,337,813,624)

		(49,742,212,293)		(56,850,568,997)

Net decrease in net assets resulting from capital share transactions		(1,516,807,456)		(684,346,286)

Total decrease in net assets		(1,487,282,976)		(684,144,523)

(a)	Effective at the close of business of November 16, 2007, Class S1 shares of the Fund were liquidated and closed and existing shareholders on that date became shareholders of Class S of the Fund.

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended January 31,

	2009	2008(a)

Net assets
Beginning of period	$7,457,516,282	$8,141,660,805

End of period	$5,970,233,306	$7,457,516,282

Undistributed net investment income	$146,032	$135,939

(a)	Effective at the close of business of November 16, 2007, Class S1 shares of the Fund were liquidated and closed and existing shareholders on that date became shareholders of Class S of the Fund.

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Money Market Fund (the “Fund”) is a diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class S and Class I shares. Effective on the close of business on November 16, 2007, Class S1 shares of the Fund were liquidated and closed and existing shareholders on that date became shareholders of Class S of the Fund. Class A, Class S and Class I shares are offered at net asset value without a front-end sales charge or contingent deferred sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class B and Class C shares are only available for subsequent purchases by existing shareholders and prospective shareholders making an exchange from Class B or Class C shares of another Evergreen fund. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes

21

NOTES TO FINANCIAL STATEMENTS continued

is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended January 31, 2009, the following amounts were reclassified:

Paid-in capital	$19,080,744
Undistributed net investment income	5,829
Accumulated net realized losses on investments	(19,086,573)

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.44% and declining to 0.39% as average daily net assets increase. For the year ended January 31, 2009, the advisory fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

On October 3, 2008, Wells Fargo and Wachovia Corporation (“Wachovia”) announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that will include all of Wachovia’s banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40% voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may be deemed to control EIMC. If Wells Fargo is deemed to control EIMC, then the existing advisory agreement between the Fund and EIMC would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC with the same terms and conditions as the existing agreement which became effective upon the issuance of the preferred shares. EIMC’s receipt of the advisory fees under the interim advisory agreement is subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

On December 31, 2008, Wachovia merged with and into Wells Fargo and as a result of the merger, EIMC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Service Company, LLC (“ESC”) became subsidiaries of Wells Fargo. After the merger, a new interim advisory agreement with the same terms and conditions between the Fund and EIMC went into effect.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended January 31, 2009,

22

NOTES TO FINANCIAL STATEMENTS continued

EIMC voluntarily waived its advisory fee in the amount of $1,148,548 and reimbursed other expenses in the amount of $650,000. In addition, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class B, Class C and Class S shares in the amount of $29,368, $23,691 and $318,532, respectively.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the year ended January 31, 2009, the administrative services fee was equivalent to an annual rate of 0.06% of the Fund’s average daily net assets.

ESC, an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended January 31, 2009, the transfer agent fees were equivalent to an annual rate of 0.09% of the Fund’s average daily net assets.

On September 19, 2008, the Fund entered into a support agreement with Wachovia to support the value of Morgan Stanley securities held by the Fund. On October 6-7, 2008, the Fund received funding from the support agreement in the aggregate amount of $25,000,000. This amount is reflected in the Statement of Operations as a payment by an affiliate. Given the current underlying performance of the investments to which the support agreement applied, EIMC is exploring whether it is appropriate for the Fund to repay all or a portion of the amount that was received under the support agreement, including obtaining the appropriate regulatory approval. Any such repayment would not have a material adverse impact to the Fund.

On September 30, 2008, Wachovia purchased $110,000,000 of securities from the Fund at amortized cost (a price in excess of the securities’ current fair value on that date). The excess of purchase price over the current fair value amounted to $96,250,000 and is reflected in the Statement of Operations as a payment by an affiliate for losses realized on securities.

4. DISTRIBUTION PLANS

EIS, an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A and Class S shares and up to 1.00% of the average daily net assets for each of Class B and Class C. However, currently the distribution fees for Class A shares are limited to 0.30% of the average daily net assets of the class and the distribution fees for Class S shares are limited to 0.60% of the average daily net assets of the class.

For the year ended January 31, 2009, EIS received $290,924 and $25,836 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

On February 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon

23

NOTES TO FINANCIAL STATEMENTS continued

the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$74,753
Level 2 – Other Significant Observable Inputs	5,958,314,604
Level 3 – Significant Unobservable Inputs	0

Total	$5,958,389,357

On January 31, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2009, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Temporary Book/ Tax Differences

$6,759,760	$(753,188)

Additionally, short-term capital gains are considered ordinary income for income tax purposes. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid was as follows:

	Year Ended January 31,

	2009	2008

Ordinary Income	$126,457,710	$321,456,674
Long-term Capital Gain	5,906	0

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

24

NOTES TO FINANCIAL STATEMENTS continued

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%. During the year ended January 31, 2009, the Fund had no borrowings.

11. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The Fund participates in the U.S. Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”). Unless extended by the U.S. Department of Treasury, the Program is due to expire on April 30, 2009. The Program seeks to guarantee the net asset value of certain shares of money market funds as of September 19, 2008. The Program applies only to shareholders of record of the Fund on September 19, 2008. Under the Program, if the Fund’s market value per share falls below $0.995 on any day while the Program is in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The number of shares of each record holder covered by the Program will be the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date the Program guarantee is triggered.

The Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008 for the initial 3-month term that expired on December 18, 2008. The annual fee was 0.01% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.015% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. The Fund paid an additional fee based on the number of shares outstanding as of September 19, 2008 to participate in the extension of the Program through April 30, 2009. The annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.022% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. The fees were amortized over the length of the participation in the Program. Participation in any further extension of the Program would require payment of additional participation fees.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

25

NOTES TO FINANCIAL STATEMENTS continued

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC, EIS and Evergreen Ultra Short Opportunities Fund (the “Ultra Short Fund”) concerning alleged issues surrounding the drop in net asset value of the Ultra Short Fund in May and June 2008. In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund. EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

26

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Money Market Fund, a series of the Evergreen Money Market Trust, as of January 31, 2009 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2009 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Money Market Fund as of January 31, 2009, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 27, 2009

27

ADDITIONAL INFORMATION (unaudited)

FEDERALTAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long-term capital gain distributions of $5,906 for the fiscal year ended January 31, 2009.

Pursuant to Section 871 of the Internal Revenue Code, $24,941,284 has been designated as Qualified Short-Term Gains for purposes of exempting withholding of tax on distributions to nonresident alien shareholders.

SPECIAL MEETING OF SHAREHOLDERS

On March 19, 2009, a Special Meeting of Shareholders for the Fund was held to consider a number of proposals. On December 1, 2008, the record date for the meeting, the Fund had $6,000,244,443 of net assets outstanding of which $3,017,463,039 (50.29%) of net assets were represented at the meeting.

Proposal 1 — To consider and act upon a new investment advisory agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$2,445,037,410
Net assets voted “Against”	$85,545,789
Net assets voted “Abstain”	$486,879,840

28

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. In September 2008, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of its deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. The Trustees began their 2008 review process at the time of the last advisory contract-renewal process in September 2007. In the course of their 2007 review, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the 2008 review process, the Trustees monitored each of these funds in particular for changes in performance and for the results of any changes in a fund’s investment process or investment team. In addition, during the course of the year, the Trustees regularly reviewed information regarding the investment performance of all of the funds, paying particular attention to funds whose performance since September 2007 indicated short-term or longer-term performance issues.

In spring 2008, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review as part of its 2008 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the independent Trustees, the information that EIMC and Keil provided. The Trustees formed small groups to review individual funds in greater detail. In addition, the Trustees considered information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone during the 2008 review process to consider the information provided by EIMC. The Committee then met with representa-

29

ADDITIONAL INFORMATION (unaudited) continued

tives of EIMC. In addition, over the period of this review, the independent Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with independent legal counsel at which no personnel of EIMC were present. At a meeting of the full Board of Trustees in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC and engaged in further review of the materials provided to it, and approved the continuation of each of the advisory and sub-advisory agreements.

In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, EIMC presents a wide variety of information regarding the services it performs, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2007. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new Chief Compliance Officer for the funds in June of 2007 and a new Chief Investment Officer at EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC or its affiliates for such services. Fees

30

ADDITIONAL INFORMATION (unaudited) continued

charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. The Trustees also considered the investment performance of those other accounts managed by EIMC and its affiliates, where applicable, and concluded that the performance of those accounts did not suggest any substantial difference in the quality of the service provided by EIMC and its affiliates to those accounts.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. The Board considered that EIS, an affiliate of EIMC, serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions, including Wachovia Securities, LLC and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that an affiliate of EIMC had won recognition from Dalbar customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

In the period leading up to the Trustees’ approval of continuation of the investment advisory agreements, the Trustees were mindful of the financial condition of Wachovia Corporation (“Wachovia”), EIMC’s parent company. They considered the possibility that a significant adverse change in Wachovia’s financial condition could impair the ability of EIMC or its affiliates to perform services for the funds at the same level as in the past. The Trustees concluded that any change in Wachovia’s financial condition had not to date had any such effect, but determined to monitor EIMC’s and its affiliates’ performance, and financial conditions generally, going forward in order to identify any such impairment that may develop and to take appropriate action.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the

31

ADDITIONAL INFORMATION (unaudited) continued

Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2007, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the Merrill Lynch Three-Month U.S. Treasury Bill Index, and outperformed a majority of the mutual funds against which the Trustees compared the Fund’s performance.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees also noted that EIMC had appointed a new Chief Investment Officer in August of 2008 who had not yet had sufficient time to evaluate and direct remedial efforts with respect to funds that have experienced a substantial period of relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry

32

ADDITIONAL INFORMATION (unaudited) continued

norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was higher than the management fees paid by most of the other mutual funds against which the Trustees compared the Fund’s management fee. The Trustees noted that the level of profitability realized by EIMC in respect of the fee did not appear excessive, particularly in light of the potential business and other risks to sponsors of money market funds evidenced in recent periods. The Trustees also noted generally the apparent willingness of the Evergreen and Wachovia organizations to provide financial support to the Evergreen money market funds during recent difficult periods in the fixed-income securities markets, and the substantial expenses incurred by those firms in the past year to do so.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

Matters Relating to Approval of Interim Advisory and Sub-Advisory Agreements. Following the Trustees’ approval of the continuation of the funds’ investment advisory agreements, Wells Fargo & Company (“Wells Fargo”) announced that it had agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia’s banking and other businesses, including EIMC. In connection with this transaction, on October 20, 2008, Wachovia issued preferred shares representing a 39.9% voting interest in Wachovia to Wells Fargo pursuant to a Share Exchange Agreement. Wells Fargo subsequently completed its acquisition of Wachovia on December 31, 2008.

Under the 1940 Act, both the issuance of the preferred shares to Wells Fargo and the completion of the acquisition could be viewed as resulting in the termination of the funds’ investment advisory and sub-advisory agreements. Accordingly, on October 20, 2008, the Board of Trustees approved interim investment advisory and sub-advisory agreements that would become effective upon Wachovia’s issuance of preferred shares to Wells Fargo. On

33

ADDITIONAL INFORMATION (unaudited) continued

November 12, 2008, the Trustees approved a second set of interim investment advisory and sub-advisory agreements that would become effective upon the completion of the acquisition. (The first set of interim agreements approved on October 20, 2008, together with the second set of interim agreements approved November 12, 2008, are referred to as “Interim Agreements.”) In addition, the Trustees approved on November 12, 2008, and again at an in-person meeting on December 3 and 4, 2008, definitive investment advisory and sub-advisory agreements (the “New Agreements”) and recommended that shareholders of the funds approve them at meetings to be held in early 2009.

In considering whether to approve the first set of Interim Agreements on October 20, 2008, the Trustees took into account that they had recently approved the annual continuation of all of the funds’ existing investment advisory and sub-advisory agreements in September 2008. The Trustees reviewed the terms of the Interim Agreements, noting that the terms were generally identical to those of the funds’ investment advisory agreements that were in effect before October 20, 2008 (but for provisions required by law to be included in the Interim Agreements). They also took into account current and anticipated market and economic conditions, the financial condition of EIMC and of Wachovia generally, and the likely effect of the merger on the financial condition of Wachovia. In general, the Trustees considered that the proposed merger of Wachovia with Wells Fargo would very likely improve substantially the financial condition of EIMC’s parent company, increase the capital available to support the funds, and ensure that EIMC and its affiliates would have the resources to provide continuing services to the funds. In light principally of these considerations and their recent continuation of the funds’ investment advisory arrangements in September, the Trustees unanimously approved the first set of Interim Agreements that became effective on October 20, 2008.

In addition to the foregoing, at their meetings on November 12, 2008 and December 3 and 4, 2008 when the Trustees considered whether to approve the second set of Interim Agreements as well as the New Agreements, the Trustees considered presentations made to them on November 12, 2008 by representatives of EIMC and Wells Fargo regarding the anticipated implications of the merger for EIMC and the funds. The Trustees also considered:

•

Their understanding that the merger was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC would provide to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high quality services;

•

Information about Wells Fargo’s financial condition, reputation, and resources, and the likelihood that the merger would result in improved organizational stability for EIMC, benefiting the funds as well as offering the potential for the funds, over time, to access Wells Fargo’s infrastructure, resources and capabilities;

•	That EIMC and Wells Fargo representatives have stated that there is no present intention to change the funds’ existing advisory fees or expense limitations;
•

That the representatives of Wells Fargo have expressed their intention to pursue the integration of EIMC and the funds with corresponding Wells Fargo businesses and funds only after a deliberative process designed to identify and retain the relative strengths of both organizations;

34

ADDITIONAL INFORMATION (unaudited) continued

•	That the Wells Fargo representatives expect that the deliberative process and any subsequent integration will take more than a year;
•

That, in the meantime, Wells Fargo expects to retain, largely in its current form, the existing EIMC management team and investment advisory and other key professionals and to operate EIMC following the merger as a separate business unit under the Evergreen brand;

•	That Wells Fargo and EIMC would consult with the Trustees before implementing any significant changes that would affect the funds or the services provided by EIMC or its affiliates to the funds;
•	Wells Fargo’s experience and approach with respect to acquisitions of other fund complexes;
•

The fact that, if the New Agreements were not approved, on March 19, 2009, the Subsequent Interim Agreements will expire and the funds will no longer have a contractual right to investment advisory services from EIMC or any sub-advisors;

•	That EIMC’s management supports the merger; and
•

That representatives of EIMC have committed that the funds will not bear the expenses relating to Wells Fargo’s acquisition of Wachovia, including the costs of soliciting fund shareholders to approve the New Agreements.

Based on the foregoing, the Trustees, including all of the Trustees who are not “interested persons” of the funds or EIMC, unanimously approved the second set of Interim Agreements and the New Agreements.

35

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

36

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

565209 rv6 03/2009

Evergreen Municipal Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
28	STATEMENT OF ASSETS AND LIABILITIES
29	STATEMENT OF OPERATIONS
30	STATEMENTS OF CHANGES IN NET ASSETS
31	NOTES TO FINANCIAL STATEMENTS
38	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
39	ADDITIONAL INFORMATION
48	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Municipal Money Market Fund for the twelve-month period ended January 31, 2009 (the “period”).

After contracting in the fourth quarter of 2007, the U.S. economy held up relatively well in the first half of 2008. However, these gains were largely due to strength in government spending and exports, powered higher by the weakening U.S. currency. At the same time, home prices continued to fall and job losses persisted. September 2008 marked a crucial event, when federal officials allowed for the collapse of Lehman Brothers, which history will likely judge as a colossal policy failure. The collateral damage from this event led to further collapse. Venerable financial institutions fell like dominos in the ensuing weeks as distrust prevailed and counter-party risk, whether real or imagined, escalated. Inter-bank lending ceased to exist, and the credit markets froze.

Consequently, officials at the Federal Reserve Board and U.S. Treasury increased their involvement, utilizing innovative measures to improve both liquidity and confidence. These efforts culminated with Congress’ approval of the $700 billion Troubled Asset Relief Program (“TARP”), enacted to purchase distressed mortgage-related securities, until the Treasury decided against it one month after TARP’s approval. Not surprisingly, confidence at the consumer and investor levels was shaken further, and banks, despite the recapitalization efforts to revive their balance sheets, became both increasingly vigilant and militant relative to their lending policies. As a result, economic activity in the fourth quarter of 2008 was positioned to be among the weakest in history.

During the period, the management teams of Evergreen’s money market funds held to their discipline, seeking competitive income through investments in high-quality, short-term securities while retaining an emphasis on capital preservation.

As we look back over the extraordinary series of events during the period, we believe it is vitally important for all investors to keep perspective and remain focused on their long-term strategies. Most importantly, we continue to urge investors to pursue fully diversified strategies in order to participate in future market gains and limit the risks of potential losses. If they haven’t already done so, we encourage individual investors to work with their financial advisors to develop a diversified, long-term strategy and, most importantly, to adhere to it. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery,

LETTER TO SHAREHOLDERS continued

innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

LETTER TO SHAREHOLDERS continued

Notices to Shareholders:

•

On December 31, 2008, Wachovia Corporation merged with and into Wells Fargo & Company (“Wells Fargo”). As a result of the merger, Evergreen Investment Management Company, LLC (“EIMC”), Tattersall Advisory Group, Inc., First International Advisors, LLC, Metropolitan West Capital Management, LLC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC, are subsidiaries of Wells Fargo.

•	Effective January 1, 2009, W. Douglas Munn became President and Chief Executive Officer of the Evergreen Funds.

FUND AT A GLANCE

as of January 31, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Mathew M. Kiselak; Ladson Hart; James Randazzo

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/2/1988

Class inception date	Class A 1/5/1995	Class S 6/30/2000	Class I 11/2/1988

Nasdaq symbol	EXAXX	N/A	EVTXX

Average annual return

1-year	1.63%	1.34%	1.94%

5-year	1.99%	1.69%	2.29%

10-year	2.01%	1.80%	2.32%

7-day annualized yield	0.19%	0.05%	0.49%

30-day annualized yield	0.31%	0.12%	0.61%

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class S prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class S have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs 12b-1 fees of 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class S. Had the fees not been waived or reimbursed, returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

FUND AT A GLANCE continued

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be highly illiquid. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of January 31, 2009, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2008	Ending Account Value 1/31/2009	Expenses Paid During Period*

Actual
Class A	$1,000.00	$1,008.33	$4.19
Class S	$1,000.00	$1,006.90	$5.60
Class I	$1,000.00	$1,009.86	$2.68
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,020.96	$4.22
Class S	$1,000.00	$1,019.56	$5.63
Class I	$1,000.00	$1,022.47	$2.69

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.83% for Class A, 1.11% for Class S and 0.53% for
Class I), multiplied by the average account value over the period, multiplied by 184 / 366 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS A	2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.03	0.03	0.02	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.63%	2.97%	2.80%	1.87%	0.68%

Ratios and supplemental data
Net assets, end of period (millions)	$330	$392	$401	$482	$763
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.81%	0.82%	0.83%	0.82%	0.83%
Expenses excluding waivers/reimbursements and expense reductions	0.84%	0.85%	0.86%	0.86%	0.87%
Net investment income (loss)	1.58%	2.92%	2.75%	1.78%	0.65%

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S	2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.03	0.02	0.02	0

Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.02)	(0.02)	0 [1]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.34%	2.67%	2.50%	1.57%	0.38%

Ratios and supplemental data
Net assets, end of period (millions)	$2,486	$1,732	$337	$315	$319
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.11%	1.12%	1.13%	1.12%	1.13%
Expenses excluding waivers/reimbursements and expense reductions	1.15%	1.15%	1.16%	1.16%	1.17%
Net investment income (loss)	1.29%	2.50%	2.46%	1.54%	0.34%

1	Amount represents less than $0.005 per share.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS I	2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.03	0.03	0.02	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.94%	3.28%	3.11%	2.18%	0.98%

Ratios and supplemental data
Net assets, end of period (millions)	$266	$364	$375	$422	$492
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.51%	0.52%	0.53%	0.52%	0.52%
Expenses excluding waivers/reimbursements and expense reductions	0.54%	0.55%	0.56%	0.56%	0.56%
Net investment income (loss)	1.88%	3.22%	3.06%	2.12%	0.96%

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

January 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.6%
AIRPORT 2.2%
Chicago, IL O’Hare Intl. Arpt. RB, ROC-RR-II-R-605PB, 1.53%, VRDN, (SPA: Deutsche Bank AG)	$15,245,000	$15,245,000
Greater Orlando, FL Aviation Auth. RB, Flight Safety Proj.:
Ser. A, 0.79%, VRDN, (Gtd. by Berkshire Hathaway, Inc.)	6,400,000	6,400,000
Ser. B, 0.79%, VRDN, (Gtd. by Berkshire Hathaway, Inc.)	6,900,000	6,900,000
Metropolitan Nashville, TN Arpt. Auth. RRB, Tennessee Passenger Facs. Charge, Ser. 2003, 0.79%, VRDN, (LOC: SunTrust Banks, Inc.)	4,025,000	4,025,000
Miami-Dade Cnty., FL IDA Arpt. Facs. RB, Flight Safety Proj.:
Ser. A, 1.19%, VRDN, (Gtd. by Boeing Co.)	20,210,000	20,210,000
Ser. B, 1.19%, VRDN, (Gtd. by Boeing Co.)	15,230,000	15,230,000

		68,010,000

CONTINUING CARE RETIREMENT COMMUNITY 0.3%
Homewood, AL Med. Clinic Board Lease RB, Lakeshore Foundation Proj., 0.88%, VRDN, (LOC: Amsouth Bank)	6,315,000	6,315,000
Langhorne Manor Borough, PA Higher Ed. & Hlth. Auth. Retirement Cmnty. RRB, Wesley Enhanced Living, Ser. 2005-A, 0.85%, VRDN, (Insd. by Radian Group, Inc. & SPA: Citizens Bank)	3,000,000	3,000,000
Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. 1992, 0.49%, VRDN, (LOC: SunTrust Banks, Inc.)	655,000	655,000

		9,970,000

EDUCATION 4.9%
Alabama Private Colleges & Universities Facs. Auth. Student Hsg. RB, Birmingham-Southern College, Ser. 2007, 0.73%, VRDN, (LOC: Regions Bank)	11,285,000	11,285,000
Albemarle Cnty., VA EDA Edl. Facs. RB, Annes Belfield, Inc., Ser. 2008, 0.54%, VRDN, (LOC: SunTrust Banks, Inc.)	6,000,000	6,000,000
California Infrastructure & Econ. Dev. Bank RB, Thacher Sch. Proj., Ser. 2007, 0.95%, VRDN, (SPA: Keybank NA)	1,000,000	1,000,000
Carrollton, GA Payroll Dev. Auth. RB, Oak Mountain Academy, Inc. Proj., Ser. 2002, 1.43%, VRDN, (LOC: Columbus Bank & Trust Co.)	1,730,000	1,730,000
Claiborne Cnty., TN IDRB, Lincoln Mem. Univ. Proj., 0.73%, VRDN, (LOC: Amsouth Bancorp)	9,000,000	9,000,000
Colorado Edl. & Cultural Facs. Auth. RB:
Vail Mountain Sch. Proj., Ser. 2003, 1.05%, VRDN, (LOC: KeyCorp)	4,000,000	4,000,000
Vail Valley Foundation Proj., Ser. 2007, 0.58%, VRDN, (LOC: U.S. Bancorp)	5,970,000	5,970,000
Columbus, GA Dev. Auth. RB, Foundation Properties, Inc., Art & Theatre Bldg. Proj., Ser. 2007, 1.43%, VRDN, (LOC: Columbus Bank & Trust Co.)	6,605,000	6,605,000
Florida Higher Edl. Facs. Fin. Auth. RB:
Ringling Sch. Art & Design, Inc. Proj., Ser. 2004, 0.54%, VRDN, (LOC: SunTrust Banks, Inc.)	17,300,000	17,300,000
Southeastern Univ., Inc. Proj., Ser. 2005, 0.68%, VRDN, (LOC: Regions Bank)	12,675,000	12,675,000
Franklin Cnty., TN Hlth. & Edl. Facs. Board RB, St. Andrew’s Sewanee Sch. Proj., Ser. 1999, 1.03%, VRDN, (LOC: AmSouth Bancorp)	1,685,000	1,685,000
Jackson, TN Hlth. Edl. & Hsg. RB, Union Univ. Proj., Ser. 2000, 0.93%, VRDN, (LOC: AmSouth Bancorp)	1,595,000	1,595,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Lowndes Cnty., GA Dev. Auth. RB, Independent Scholarship, Inc. Proj., Ser. 2001,1.43%, VRDN, (LOC: Columbus Bank & Trust Co.)	$6,315,000	$6,315,000
New York Dorm. Auth. Tax Exempt Cert. RB, St. John’s Univ., Ser. 2007, 0.58%, VRDN, (Liq.: State Street Corp.)	26,020,000	26,020,000
Private Colleges and Universities Auth. of Georgia RB, Mercer Univ. Proj.:
Ser. 2003, 0.58%, VRDN, (LOC: Branch Bank & Trust Co.)	11,045,000	11,045,000
Ser. 2006-A, 0.58%, VRDN, (LOC: Branch Bank & Trust Co.)	5,500,000	5,500,000
Savannah, GA EDA RB, Calvary Day Sch. Proj., Ser. 2006, 0.54%, VRDN, (LOC: SunTrust Banks, Inc.)	6,300,000	6,300,000
Sumiton, AL Edl. Bldg. Auth. RB, East Walker Ed. & Dev. Proj., 1.68%, VRDN, (LOC: First Comml. Bank)	5,985,000	5,985,000
Summit Cnty., OH RB, Western Academy Reserve, Ser. 2002, 0.85%, VRDN, (LOC: KeyCorp)	225,000	225,000
University of Colorado Enterprise Sys. RRB, Ser. 2007-A, 3.10%, VRDN, (Insd. by: MBIA)	3,000,000	3,000,000
University of South Florida Research Foundation RB, Univ. Tech. Ctr. Research Proj., Ser. B, 0.47%, VRDN, (LOC: Bank of America Corp.)	700,000	700,000
Waleska, GA Downtown Dev. Auth. RB, Reinhardt College Proj., Ser. 2001, 0.93%, VRDN, (LOC: Regions Bank)	4,400,000	4,400,000
Washington Hsg. Fin. Commission RB, Gonzaga Preparatory Sch., 0.50%, VRDN, (LOC: Bank of America Corp.)	1,940,000	1,940,000

		150,275,000

GENERAL OBLIGATION – LOCAL 5.1%
Chicago, IL Muni. Securitization Trust Receipts GO, Class A:
Ser. 53, 0.53%, VRDN, (SPA: Societe Generale)	7,305,000	7,305,000
Ser. 56, 0.53%, VRDN, (SPA: Societe Generale)	3,270,000	3,270,000
Clark Cnty., NV Eclipse Funding Trust GO, Ser. 2006-0146, 0.50%, VRDN, (LOC: U.S. Bank NA)	6,320,000	6,323,710
Cook Cnty., IL GO, Ser. 559, 0.98%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,665,000	2,665,000
Dallastown, PA Area Sch. Dist. York Cnty. GO, Ser. 2008, 2.25%, VRDN, (Insd. by FSA & SPA: Dexia SA)	6,915,000	6,915,000
Fort Bend Cnty., TX GO, PFOTER, Ser. 1326, 1.03%, VRDN, (Insd. by FGIC)	2,755,000	2,755,000
Hoboken, NJ GO TAN, Ser. DBE-689, 0.47%, VRDN, (Liq.: Deutsche Bank AG)	2,025,000	2,025,000
Huntington Beach, CA GO, Deutsche Bank Spears Trust, Ser. 2007, 0.43%, VRDN, (Insd. by FGIC & Liq.: Deutsche Bank AG)	1,600,000	1,600,000
Lanse Creuse, MI Pub. Sch. Bldg. & Site GO, Ser. 2008, 1.50%, VRDN, (LOC: JPMorgan Chase & Co.)	45,000,000	45,000,000
New York, NY GO, Fiscal Year 2004, Ser. H-5, 0.55%, VRDN, (SPA: Dexia SA)	30,730,000	30,730,000
Palomar Pomerado, CA Hlth. GO, Austin Trust Certs., Election of 2004, Ser. 2007-A, 1.53%, VRDN, (Insd. by MBIA & Liq.: Bank of America Corp.)	3,250,000	3,250,000
Schaumburg, IL GO, ROC-RR-II-R-11698, 0.56%, VRDN, (LOC: BHAC)	5,600,000	5,600,000
Sevier Cnty., TN Pub. Bldg. Auth. GO, Local Govt. Pub. Impt., Ser. B-2, 0.60%, VRDN, (LOC: Allied Irish Bank plc)	9,400,000	9,400,000
Shelby Cnty., TN GO, Ser. A, 1.75%, VRDN, (SPA: Dexia SA)	19,000,000	19,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Ukiah, CA Union Sch. Dist. GO, Deutsche Bank Spears Trust, Ser. DB-382, 0.43%, VRDN, (Insd. by MBIA & SPA: Deutsche Bank AG)	$2,120,000	$2,120,000
Washoe Cnty., NV Eclipse Funding Trust GO, Ser. 2006-0142, 0.50%, VRDN, (Liq.: U.S. Bank)	8,475,000	8,498,339

		156,457,049

GENERAL OBLIGATION – STATE 2.9%
Clipper Tax-Exempt Cert. Trust RB:
Ser. 2007-26, 0.58%, VRDN, (Liq.: State Street Corp.)	29,272,000	29,272,000
Ser. 2007-32, 0.63%, VRDN, (Liq.: State Street Corp.)	14,500,000	14,500,000
Connecticut GO, Ser. 2001-D, ROC-RR-II-R-10274, 0.53%, VRDN, (Liq.: Citibank NA)	11,815,000	11,815,000
Massachusetts Bay Trans. Auth. GO, Gen. Trans. Sys., Ser. 2000, 0.75%, VRDN, (SPA: Dexia SA)	10,200,000	10,200,000
Massachusetts Muni. Securitization Trust Receipts GO, Class A, 0.53%, VRDN, (LOC: Societe Generale)	7,625,000	7,625,000
Pennsylvania GO, PUTTER, Ser. 3292, 0.44%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,500,000	4,500,000
Washington GO, PUTTER, Ser. 2640, 0.46%, VRDN, (Liq.: JPMorgan Chase & Co.)	9,995,000	9,995,000

		87,907,000

HOSPITAL 14.0%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Univ. of Pittsburgh Med. Ctr., Ser. 2008, 0.58%, VRDN, (LOC: Royal Bank of Canada)	2,500,000	2,500,000
Berks Cnty., PA Muni. Auth. RB, Reading Hosp. & Med. Ctr. Proj., Ser. 2008A-1, 0.58%, VRDN, (LOC: Royal Bank of Canada)	10,000,000	10,000,000
Birmingham, AL Spl. Care Facs. Fin. RB, Eye Foundation Hosp., Ser. 2001-A, 1.43%, VRDN, (LOC: Columbus Bank & Trust Co.)	14,910,000	14,910,000
Butler Cnty., OH Hosp. Facs. RB, PFOTER, Fort Hamilton Hosp., Ser. 2001-B, 1.59%, VRDN, (Insd. by FSA & Liq.: Merrill Lynch & Co., Inc.)	20,000,000	20,000,000
Camden Cnty., NJ Impt. Auth. Hlth. Care Redev. RB, The Cooper Hlth. Sys. Proj., Ser. 2004-B, 0.45%, VRDN, (LOC: Commerce Bancorp, Inc.)	13,135,000	13,135,000
Columbus, GA Hosp. Auth. RB, St. Francis Hosp., Inc. Proj.:
Ser. 2000-A, 1.43%, VRDN, (LOC: Columbus Bank & Trust)	10,635,000	10,635,000
Ser. 2002, 1.43%, VRDN, (Gtd. by Columbus Bank & Trust Co.)	7,780,000	7,780,000
Cuyahoga Cnty., OH Hosp. RRB, Univ. Hosp. Hlth. Sys., Inc. Proj., Ser. 263, 0.49%, VRDN, (Insd. by MBIA)	85,015,000	85,015,000
Georgetown, MI Econ. Dev. Corp. RB, Sunset Manor Proj., Ser. 2000, 2.53%, VRDN, (LOC: Huntington Natl. Bank)	8,860,000	8,860,000
Highlands Cnty., FL Hlth. Facs. Auth. RRB, Adventist Hlth. Sys. Proj.:
Ser. A, 0.60%, VRDN, (LOC: SunTrust Banks, Inc.)	300,000	300,000
Ser. C, 0.55%, VRDN, (Gtd. by Adventist Hlth. Sys.)	500,000	500,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Illinois Fin. Auth. RB:
Advocate Hlth. Care, Ser. 2008-A-2, 1.90%, 02/05/2009, (Gtd. by Advocate Hlth.)	$17,055,000	$17,055,000
Southern Illinois Healthcare:
0.58%, VRDN, (LOC: RBC)	10,000,000	10,000,000
0.65%, VRDN, (LOC: Bank of Nova Scotia)	4,580,000	4,580,000
Indiana Fin. Auth. RRB, Trinity Hlth. Credit Group, Ser. 2008D-1 , 0.38%, VRDN	21,000,000	21,000,000
Indiana Hlth. & Edl. Facs. Fin. Auth. RB, Clarian Hlth. Obligated Group, Ser. 2005-D, 0.43%, VRDN, (LOC: Branch Bank & Trust Co.)	8,970,000	8,970,000
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB, Ser. A, 0.47%, VRDN, (LOC: Bank of America Corp.)	240,000	240,000
Jacksonville, FL IDRB, Univ. of Florida Hlth. & Science Ctr., 0.50%, VRDN, (LOC: Bank of America Corp.)	700,000	700,000
Kentucky Econ. Dev. Fin. Auth. RB, Ashland Hosp. Corp., Ser. B, 0.46%, VRDN, (LOC: Branch Bank & Trust Co.)	15,000,000	15,000,000
Knox Cnty., TN Hlth. Edl. & Hsg. Facs. Board Hosp. RRB, Covenant Hlth., Ser. 2006-B3, 0.72%, VRDN, (SPA: SunTrust Banks, Inc.)	7,500,000	7,500,000
Leesburg, FL Hosp. RRB, Leesburg Regl. Med. Ctr. Proj., Ser. 2008A, 0.68%, VRDN, (LOC: Regions Bank)	8,000,000	8,000,000
Lehigh Cnty., PA Gen. Purpose Auth. RB, Ser. 566, 1.24%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	8,845,000	8,845,000
Lima, OH Hosp. RB, Lima Mem. Hosp. Proj., 0.75%, VRDN, (LOC: Bank One)	520,000	520,000
Louisiana Pub. Facs. Auth. RB:
Blood Ctr. Proj., Ser. 2000, 0.93%, VRDN, (LOC: Union Planters Bank)	3,480,000	3,480,000
Cenikor Foundation Proj., Ser. 2001, 1.03%, VRDN, (LOC: Union Planters Bank)	2,680,000	2,680,000
Lowndes Cnty., GA Residential Care Facs. for the Elderly RB, South Georgia Hlth. Alliance Proj., 0.45%, VRDN, (LOC: Bank of America Corp.)	1,011,000	1,011,000
Mississippi Hosp. Equipment & Facs. Auth. RB:
Grenada Lake Med. Ctr. Proj., Ser. 2007, 0.68%, VRDN, (LOC: Regions Bank)	13,380,000	13,380,000
Mississippi Baptist Hlth. Sys., Ser. 2001, 0.73%, VRDN, (LOC: Amsouth Bank)	8,500,000	8,500,000
Mobile, AL Infirmary Hlth. Sys. Spl. Care Facs. Fin. Auth. RB, Ser. 2000-A, 1.03%, VRDN, (LOC: Regions Bank)	8,500,000	8,500,000
Mobile, AL Second Med. Clinic RB, Bridge, Inc. Proj., Ser. 2001, 1.28%, VRDN, (LOC: Regions Bank)	980,000	980,000
New Jersey Healthcare Facs. Fin. Auth. RB, St. Peters Univ. Hosp. Proj., Ser. 2000-B, 0.25%, VRDN, (LOC: Bank of America Corp.)	5,300,000	5,300,000
North Carolina Med. Care Cmnty. Hlth. Care Facs. RRB, Wake Forest Univ., Ser. C, 0.45%, VRDN, (LOC: Bank of America Corp.)	5,100,000	5,100,000
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Bethesda Hlth. Care Proj., Ser. 2001, 0.47%, VRDN, (LOC: SunTrust Banks, Inc.)	355,000	355,000
Richmond, IN Hosp. Auth. & Hlth. Care Svcs., Inc. RB, Reid Hosp. Proj., Ser. 2005-A, 1.75%, VRDN, (LOC: FSA)	25,000,000	24,999,998
South Carolina Jobs EDA Hosp. Facs. RB, Ser. 2009, 2.25%, 07/15/2009, (Liq.: Branch Bank & Trust)	22,575,000	22,600,412

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
South Central, PA Gen. Auth. RB, Wellspan Hlth. Obl. Group:
Ser. B, 0.50%, VRDN, (LOC: Citizens Bank)	$6,100,000	$6,100,000
Ser. C, 0.49%, VRDN, (LOC: M&T Trust Co.)	14,140,000	14,140,000
Ser. D, 0.49%, VRDN, (LOC: SunTrust Banks, Inc.)	9,300,000	9,300,000
St. Joseph Cnty., IN Hosp. Auth. Health Sys. RRB, Mem. Hlth.:
Ser. A, 1.10%, VRDN, (LOC: Fifth Third Bank)	12,000,000	12,000,000
Ser. B, 1.10%, VRDN, (LOC: Fifth Third Bank)	12,000,000	12,000,000
Weslaco, TX Hlth. Facs. Dev. RRB, Knapp Med. Ctr., Ser. 2008-B, 0.40%, VRDN, (LOC: Compass Bank)	4,730,000	4,730,000

		431,201,410

HOUSING 23.3%
Alachua Cnty., FL HFA RB, Univ. Cove Apts. Proj., 0.60%, VRDN, (LOC: SunTrust Banks, Inc.)	3,865,000	3,865,000
Arlington Heights, IL MHRB, Dunton Tower Apts. Proj., Ser. 2004, 1.27%, VRDN, (LOC: Marshall & Ilsley Corp.)	9,070,000	9,070,000
Atlanta, GA Urban Residential Fin. Auth. MHRB, Crogman Sch. Apts. Proj., Ser. 2002, 0.79%, VRDN, (LOC: SunTrust Banks, Inc.)	4,820,000	4,820,000
Bibb Cnty., GA Dev. Auth. RB, Baptist Vlg. Proj., Ser. 1998, 0.54%, VRDN, (LOC: SunTrust Banks, Inc.)	4,085,000	4,085,000
Brevard Cnty., FL HFA MHRB, Shore View Apts. Proj., Ser. 1995, 0.50%, VRDN, (LOC: Harris Trust & Savings)	2,200,000	2,200,000
California HFA Home Mtge. RB:
ROC-RR-II-R-11640, 1.50%, VRDN, (Liq.: Citibank NA)	12,540,000	12,540,000
Ser. 2003-H, 3.00%, VRDN, (Insd. by FSA & Liq.: Dexia SA)	23,935,000	23,935,000
Ser. 2005-H, 2.30%, VRDN, (SPA: Dexia SA)	25,000	25,000
California Rural Home Mtge. Fin. Auth. SFHRB, Ser. A, 2.30%, VRDN, (SPA: Dexia SA)	225,000	225,000
California Statewide CDA RB, Pennsylvania Valley Apt. Proj., Ser. 2001, 0.66%, VRDN, (Insd. by FHLMC)	1,765,000	1,765,000
Clipper Tax-Exempt Cert. Trust COP RB:
Ser. 1999-02, 0.68%, VRDN, (SPA: State Street Corp.)	1,486,055	1,486,055
Ser. 2004-10, 0.68%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street Corp.)	5,159,000	5,159,000
Ser. 2005-14, 0.68%, VRDN, (Insd. by GNMA & Liq.: State Street Corp.)	3,027,000	3,027,000
Ser. 2006-06, 0.68%, VRDN, (Liq.: State Street Corp.)	3,658,000	3,658,000
Collin Cnty., TX Hsg. Fin. Corp. RB, Huntington Apts. Proj., Ser. 1996, 0.61%, VRDN, (Insd. by FHLMC)	6,155,000	6,155,000
Columbus, GA MHRRB, Quail Ridge Proj., Ser. 2005, 1.53%, VRDN, (LOC: Columbus Bank & Trust Co.)	4,150,000	4,150,000
District of Columbia HFA MHRB:
Fort Lincoln Garden Proj., Ser. A, 0.89%, VRDN, (LOC: SunTrust Banks, Inc.)	2,335,000	2,335,000
Tyler House Trust, Ser. 1995-A, 1.12%, VRDN, (SPA: Landesbank Hessen-Thüringen Girozentrale)	14,200,000	14,200,000
Durham, NC Hsg. Auth. MHRB, Lakeside Gardens Apts., Ser. 2000, 0.79%, VRDN, (LOC: SunTrust Banks, Inc.)	6,300,000	6,300,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Escambia Cnty., FL HFA RB, Macon Trust 2002, Ser. B, 0.73%, VRDN, (Insd. by GNMA & LOC: Bank of America Corp.)	$3,345,000	$3,345,000
FHLMC MHRB:
Ser. M001, Class A, 0.68%, VRDN, (Insd. by & Liq.: FHLMC)	11,603,772	11,603,772
Ser. MO-19, 0.68%, VRDN, (Insd. by FHLMC)	19,442,000	19,442,000
Florida Hsg. Fin. Corp. MHRRB, College Park Apts., Ser. 1999, 0.60%, VRDN, (Liq.: FHLMC)	9,775,000	9,775,000
Harvard, IL MHRRB, Northfield Ct. Proj., Ser. 1999, 0.96%, VRDN, (LOC: Fifth Third Bank)	7,350,000	7,350,000
Illinois Fin. Auth. RB, Sauk Valley Cmnty. College Proj., Ser. 2004-A, 0.96%, VRDN, (LOC: Amcore Bank)	6,725,000	6,725,000
Indiana Hsg. & CDA SFHRB, ROC-RR-II-R-11452, 0.61%, VRDN, (Liq.: Citibank NA)	12,760,000	12,760,000
Jefferson Cnty., KY Student Hsg. Indl. Bldg. RB, Univ. of Louisville Proj., Ser. A, 0.73%, VRDN, (LOC: Regions Bank)	9,035,000	9,035,000
Jefferson Cnty., TX Hsg. Fin. Corp. MHRB, Lakes Trust:
Ser. 2008-1, 0.63%, VRDN, (LOC: Bank of America Corp.)	8,490,000	8,490,000
Ser. 2008-2, 0.63%, VRDN, (LOC: Bank of America Corp.)	6,100,000	6,100,000
Lake Cnty., IL MHRB, Whispering Oaks Apts. Proj., Ser. 2008, 0.45%, VRDN, (Insd. by FHLMC)	3,250,000	3,250,000
Lee Cnty., FL HFA SFHRB:
Ser. 2908Z, 0.78%, VRDN, (LOC: GNMA & Liq.: JPMorgan Chase & Co.)	7,195,000	7,195,000
Ser. 2909Z, 0.78%, VRDN, (LOC: GNMA & Liq.: JPMorgan Chase & Co.)	7,195,000	7,195,000
Louisiana Local Govt. Env. Facs. & CDA RB, Univ. of Louisiana at Monroe Facs., Ser. C, 0.68%, VRDN, (LOC: Regions Bank)	12,430,000	12,430,000
Macon Trust Pooled Cert. RB, Ser. 1997, 0.78%, VRDN, (Insd. by FSA & LOC: Bank of America Corp.)	500,000	500,000
Macon-Bibb Cnty., GA Urban Dev. Auth. RRB, Hotel Investors Proj., Ser. 1995, 0.79%, VRDN, (LOC: SunTrust Banks, Inc.)	163,000	163,000
Massachusetts Dev. Fin. Agcy. RB, Georgetown Vlg. Apts., Ser. A, 0.75%, VRDN, (Insd. by FNMA)	3,800,000	3,800,000
Memphis, TN Hlth. Ed. & Hsg. Facs. Board RB:
Lane College Proj., Ser. 2008, 0.73%, VRDN, (LOC: Regions Bank)	8,500,000	8,500,000
PFOTER, Corning Village Apts., 0.79%, VRDN, (Insd. by FHLMC)	3,560,000	3,560,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Class A:
0.58%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,295,000	5,295,000
0.70%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,245,000	3,245,000
0.75%, VRDN, (Insd. by FHLMC)	54,805,000	54,805,000
0.75%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	54,970,000	54,970,000
Class B, 0.68%, VRDN, (Liq.: Lloyds TSB Group plc)	38,160,000	38,160,000
Class C, 0.68%, VRDN, (SPA: Lloyds TSB Group plc)	3,085,000	3,085,000
Class D, 0.68%, VRDN, (Liq.: Societe Generale)	7,595,000	7,595,000
Class F, 0.60%, VRDN, (Gtd. by & LOC: Lloyds TSB Group plc)	1,890,000	1,890,000
Class G, 0.68%, VRDN, (Liq.: Lloyds TSB Group plc)	18,960,000	18,960,000
Class I, 0.68%, VRDN, (LOC: Lloyds TSB Group plc)	580,000	580,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Minneapolis, MN MHRB, Stone Arch Apts., 0.65%, VRDN, (Insd. by FHLB)	$3,600,000	$3,600,000
Minnesota Bond Securitization Trust Cert. RB, Carleton Lofts Proj., Class A, 0.73%, VRDN, (LOC: LaSalle Bank, NA)	8,245,000	8,245,000
MMA Finl. MHRB, Ser. A, Class A, 0.84%, VRDN, (Liq.: SunTrust Banks, Inc.)	2,665,000	2,665,000
Montgomery Cnty., MD Hsg. Opportunities Cmnty. MHRB, 0.74%, VRDN, (SPA: Danske Bank)	2,000,000	2,000,000
Montgomery Cnty., MD SFHRB, Ser. F, 0.67%, VRDN, (SPA: PNC Bank)	10,000,000	10,000,000
Municipal Mtge. & Equity, LLC RB, PFOTER, 0.53%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	17,940,000	17,940,000
Nebraska Investment Fin. Auth. MHRB, Apple Creek Associates Proj., Ser. 1985-A, 2.01%, VRDN, (LOC: Northern Trust Corp.)	4,310,000	4,310,000
Nebraska Investment Fin. Auth. MHRRB, Pheasant Ridge Apts., Ser. 2008, 0.60%, VRDN, (Insd. by FHLMC)	8,950,000	8,950,000
New York HFA RB, Archstone Westbury Hsg., Ser. 2004-A, 0.45%, VRDN, (LOC: Bank of America Corp.)	900,000	900,000
New York Mtge. Agcy. Homeowner RB:
ROC-RR-II-R-11704, 0.59%, VRDN, (Liq.: Citibank NA)	5,870,000	5,870,000
Ser. 154, 4.75%, VRDN, (SPA: Dexia SA)	2,195,000	2,195,000
Ser. 161, ROC-RR-II-R-11713, 0.53%, VRDN, (Liq.: Citibank NA)	4,000,000	4,000,000
New York Mtge. Agcy. RB:
Ser. 71, ROC-RR-II-R-11706, 0.59%, VRDN, (Liq.: Citibank NA)	3,800,000	3,800,000
Ser. 73-A, ROC-RR-II-R-11707, 0.58%, VRDN, (Liq.: Citibank NA)	3,000,000	3,000,000
Ser. 106, ROC-RR-II-R-11708, 0.58%, VRDN, (Liq.: Citibank NA)	3,000,000	3,000,000
New York, NY Hsg. Dev. Corp. MHRB:
Bruckne by the Bridge, Ser. 2008-A, 0.40%, VRDN, (LOC: by JPMorgan Chase & Co.)	7,900,000	7,900,000
Queens Family Courthouse Apts., Ser. 2007-A, 0.48%, VRDN, (LOC: Citibank NA)	21,800,000	21,800,000
Ser. 2008-A-1-B, 0.45%, VRDN, (LOC: JPMorgan Chase & Co.)	8,600,000	8,600,000
Oakland, CA Redev. Agcy. MHRB, 0.64%, VRDN, (Liq.: FHLMC & LOC: Lloyds TSB Group plc)	4,700,000	4,700,000
Ogden City, UT Hsg. Auth. MHRB, Madison Manor Browning Apts. Proj., Ser. 2000, 1.45%, VRDN, (LOC: KeyCorp)	1,075,000	1,075,000
Orange Cnty., FL HFA MHRB, Marbella Pointe, Ser. 2007-A, 0.65%, VRDN, (Insd. by FHLB)	8,090,000	8,090,000
Orange Cnty., FL Sch. Board COP, Ser. 2008-C, 0.44%, VRDN, (LOC: SunTrust Banks, Inc.)	23,240,000	23,240,000
Palm Beach, FL Muni Mae Finl. MHRB, Ser. B, Class A, 0.84%, VRDN, (LOC: SunTrust Banks, Inc.)	8,763,750	8,763,750
Pennsylvania HFA SFHRB:
Ser. 2005-88-B, 1.50%, VRDN, (SPA: Dexia SA)	33,700,000	33,700,000
Ser. 2005-90-C, 0.70%, VRDN, (SPA: PNC Bank)	10,820,000	10,820,000
Pennsylvannia Hsg. Fin. Agcy. SFHRB, Ser. 3297, 0.59%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,240,000	2,240,000
Pulaski Cnty., AR Pub. Facs. Board MHRB, Chapel Ridge South West, Little Rock Proj., Ser. 2002, 0.83%, VRDN, (LOC: Regions Bank)	6,500,000	6,500,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
South Carolina Hsg. Fin. & Dev. Auth. MHRB, Rental Hsg. Belton Woods Apt. Proj., Ser. 2001, 0.79%, VRDN, (LOC: SunTrust Banks, Inc.)	$4,945,000	$4,945,000
Tarant Cnty., TX Hsg. Fin. Corp. RB, PFOTER, Evergreen at Keller Apts. Proj., 0.76%, VRDN, (LOC: FHLMC)	13,125,000	13,125,000
Vermont Hsg. Fin. Agcy. SFHRB:
Ser. 19B, 0.93%, VRDN, (LOC: TD Banknorth, NA)	7,050,000	7,050,000
Ser. 20B, 0.93%, VRDN, (LOC: FSA)	7,200,000	7,200,000
Volusia Cnty., FL HFA RB, Sunrise Pointe Apts., Ser. A, 0.60%, VRDN, (LOC: Bank of America Corp.)	7,300,000	7,300,000
Washington Hsg. Fin. Commission RB, Ser. 1335, 0.78%, VRDN, (Insd. by FHLMC, FNMA, GNMA & Liq.: JPMorgan Chase & Co.)	3,205,000	3,205,000
Waukesha, WI HFA RB, Park Place Apts. Proj., Ser. 1996, 1.26%, VRDN, (LOC: Marshall & Ilsley Corp.)	5,640,000	5,640,000
Wilmington, NC Hsg. Auth. MHRB, Garden Lake Estates Proj., Ser. 1999, 0.79%, VRDN, (LOC: SunTrust Banks, Inc.)	4,800,000	4,800,000
Wisconsin Hsg. & EDA RB, Ser. 2879, 0.61%, VRDN, (LOC: JPMorgan Chase & Co.)	6,995,000	6,995,000

		716,967,577

INDUSTRIAL DEVELOPMENT REVENUE 11.5%
Alachua Cnty., FL IDRB, Florida Rock Proj., 0.70%, VRDN, (LOC: Bank of America Corp.)	1,000,000	1,000,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A, 0.47%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,633,000	1,633,000
Allendale Cnty., SC IDRB, King Seeley Thermos Proj., Ser. 1998, 0.58%, VRDN, (SPA: Royal Bank of Scotland)	9,250,000	9,250,000
Atkinson & Coffee Cnty., GA Dev. Auth. Solid Waste RB, Langboard, Inc. Proj., Ser. 2008, 0.98%, VRDN, (LOC: CoBank)	17,600,000	17,600,000
Belgium, WI IDRB, Trimen Industries, Inc. Proj., Ser. 2006, 0.64%, VRDN, (LOC: U.S. Bancorp)	3,955,000	3,955,000
Box Elder Cnty., UT PCRRB, Nucor Corp. Proj., Ser. 2002, 0.50%, VRDN, (Gtd. by Nucor Corp.)	2,900,000	2,900,000
Brunswick & Glynn Cnty., GA EDA RB, Epworth by the Sea Proj., Ser. 2003, 1.43%, VRDN, (LOC: Columbus Bank & Trust Co.)	1,400,000	1,400,000
Butler, WI IDRB, Western States Envelope Co. Proj., Ser. 1996, 0.72%, VRDN, (LOC: Marshall & Ilsley Corp.)	1,150,000	1,150,000
Carroll Cnty., GA Dev. Auth. RRB, Royal Metal Products, Inc. Proj., Ser. 2007, 0.65%, VRDN, (LOC: Branch Bank & Trust Co.)	2,720,000	2,720,000
Chesterfield Cnty., VA IDA RB, Allied Signal, Inc., 0.65%, VRDN, (Gtd. by Honeywell Intl., Inc.)	3,000,000	3,000,000
Clayton Cnty., GA IDA RB, Anasteel Supply Co. Proj., Ser. 2000, 0.80%, VRDN, (LOC: Branch Bank & Trust Co.)	3,000,000	3,000,000
Cobb Cnty., GA IDRB, Standex Intl. Corp. Proj., 0.72%, VRDN, (LOC: Bank of America Corp.)	3,300,000	3,300,000
Colorado EDRB, Super Vacuum Manufacturing Co. Proj., Class A, 0.88%, VRDN, (LOC: Wells Fargo & Co.)	1,805,000	1,805,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Colorado HFA EDRB:
Corey Bldg. Proj., Ser. A, 0.88%, VRDN, (LOC: Wells Fargo & Co.)	$1,530,000	$1,530,000
Gressman Enterprises Proj., Ser. 2005, 0.69%, VRDN, (LOC: Wells Fargo & Co.)	3,300,000	3,300,000
Colorado HFA IDRB, Worldwest, LLP Proj., Ser. 1999-A, 1.00%, VRDN, (LOC: Firstar Bank)	2,500,000	2,500,000
Columbus, GA IDRB, Goldens Foundry Proj., Ser. 2001, 1.53%, VRDN, (LOC: Columbus Bank & Trust Co.)	1,700,000	1,700,000
Columbus, IN RRB, Rock Tennessee Co. Mill Proj., Ser. 1995, 0.89%, VRDN, (LOC: SunTrust Banks, Inc.)	2,950,000	2,950,000
Dallam Cnty., TX Indl. Dev. Econ. RB:
Dallhart Jersey Ranch, Inc., Ser. 2008, 0.98%, VRDN, (LOC: CoBank)	1,700,000	1,700,000
Hilmar Cheese Co., Inc. Proj., Ser. 2007, 0.93%, VRDN, (LOC: Bank of the West)	12,250,000	12,250,000
Devils Lake, ND IDRB, Noodles by Leonardo, Ser. 1997, 1.10%, VRDN, (LOC: U.S. Bancorp)	7,000,000	7,000,000
Dodge City, KS IDRB, Farmland Natl. Beef Proj., Ser. 1999, 0.93%, VRDN, (LOC: U.S. Bancorp)	1,000,000	1,000,000
Dooly Cnty., GA IDA RB, Flint River Svcs. Proj., Ser. 2000, 1.53%, VRDN, (LOC: Columbus Bank & Trust Co.)	6,790,000	6,790,000
Douglas Cnty., GA IDRB, Electrical Fiber Sys. Proj., Ser. 2001, 1.28%, VRDN, (LOC: Regions Finl. Corp.)	1,600,000	1,600,000
Douglas Cnty., NE IDRB, James Skinner Co. Proj., Ser. 1999, 0.75%, VRDN, (LOC: U.S. Bancorp)	1,220,000	1,220,000
Elkhart Cnty., IN EDRB, Adorn, Inc. Proj., Ser. 1997, 0.98%, VRDN, (LOC: Harris Trust & Savings Bank)	1,335,000	1,335,000
Escambia Cnty., FL IDRB, Daw’s Manufacturing Co., Inc. Proj., 0.63%, VRDN, (LOC: Bank of America Corp.)	2,660,000	2,660,000
Eutaw, AL IDRB, South Fresh Aquaculture Proj., Ser. 2000, 1.47%, VRDN, (LOC: AmSouth Bancorp)	2,300,000	2,300,000
Florida Dev. Fin. Corp. IDRB:
Enterprise Bldg. Proj.:
Ser. A1, 0.45%, VRDN, (LOC: RBC Centura Bank)	2,500,000	2,500,000
Ser. A2, 0.64%, VRDN, (LOC: SunTrust Banks, Inc.)	500,000	500,000
Enterprise Triple Crown Trailers, Ser. 2002-C1, 0.89%, VRDN, (LOC: SunTrust Banks, Inc.)	965,000	965,000
Fort Walton Proj., Ser. A-4, 0.84%, VRDN, (LOC: SunTrust Banks, Inc.)	515,000	515,000
Novelty Crystal Proj., Ser. 2001-A2, 0.84%, VRDN, (LOC: SunTrust Banks, Inc.)	1,100,000	1,100,000
Plastics Components Proj., Ser. 2001-A1, 0.84%, VRDN, (LOC: SunTrust Banks, Inc.)	700,000	700,000
Suncoast Bakeries Proj., Ser. A-1, 0.84%, VRDN, (LOC: SunTrust Banks, Inc.)	380,000	380,000
Fox Lake, WI Redev. Auth. IDRB, Karavan Trailers, Inc. Proj.:
Ser. 1999, 1.11%, VRDN, (LOC: Associated Bank NA)	615,000	615,000
Ser. 2004, 1.11%, VRDN, (LOC: Associated Bank NA)	2,030,000	2,030,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Franklin Cnty., IN EDRB, J&J Packaging Co. Proj., Ser. 1995, 2.30%, VRDN, (LOC: Fifth Third Bancorp)	$520,000	$520,000
Gwinnett Cnty., GA IDRB, Price Co., Inc. Proj., 0.80%, VRDN, (LOC: Bank of America Corp.)	600,000	600,000
Haleyville, AL IDRB, Door Components, LLC Proj., 1.28%, VRDN, (SPA: Canadian Imperial Bank)	970,000	970,000
Hamilton, AL IDRB, Quality Hsg. Proj., 1.53%, VRDN, (SPA: Canadian Imperial Bank)	610,000	610,000
Howard Cnty., MD EDRB, Concrete Pipe & Products Proj., Ser. 1995, 0.89%, VRDN, (LOC: Crestar Bank)	380,000	380,000
Hull, WI IDRB:
BLT Partnership & Welcome Dairy, Inc. Proj., Ser. 2001, 1.11%, VRDN, (LOC: Associated Bank NA)	1,260,000	1,260,000
Welcome Dairy, Inc. Proj., Ser. 2004, 1.11%, VRDN, (LOC: Associated Bank NA)	3,675,000	3,675,000
Huntsville, AL IDRB:
Brown Precision, Inc. Proj., Ser. 2001, 1.53%, VRDN, (LOC: First Comml. Bank, Inc.)	2,515,000	2,515,000
Service Steel, Inc. Proj., Ser. 2001, 1.50%, VRDN, (LOC: First Comml. Bank, Inc.)	1,085,000	1,085,000
Illinois Dev. Fin. Auth. PCRB, A.E. Staley Manufacturing Co. Proj., Ser. 1985, 0.51%, VRDN, (LOC: Rabobank Intl.)	7,500,000	7,500,000
Indiana Dev. Fin. Auth. IDRB, Goodwill Inds. Central Proj., Ser. 1996, 0.95%, VRDN, (LOC: Bank One)	1,350,000	1,350,000
Iowa Fin. Auth. IDRB, Interwest Proj., Ser. 2001, 0.98%, VRDN, (SPA: Bay Hypo-Und Vereinsbank AG)	2,690,000	2,690,000
Jacksonville, FL EDA IDRB, Crown Products Co. Proj., Ser. 1998, 0.84%, VRDN, (LOC: SunTrust Banks, Inc.)	500,000	500,000
Jasper Cnty., MO IDA RB, Leggett & Platt, Inc., Ser. 1984, 1.44%, VRDN, (LOC: JPMorgan Chase & Co.)	2,300,000	2,300,000
Jerome Cnty., ID IDRB, Jerome Cheese Proj., Ser. 2006, 0.98%, VRDN, (LOC: Bank of Montreal)	19,420,000	19,420,000
Jewett, TX Econ. Dev. Corp. IDRRB, Nucor Corp. Proj., Ser. B, 1.20%, VRDN, (Gtd. by Nucor Corp.)	5,400,000	5,400,000
Juab Cnty., UT IDRB, Intermountain Farmers Assn. Proj., 0.98%, VRDN, (SPA: Bay Hypo-Und Vereinsbank AG)	4,500,000	4,500,000
La Porte, IN IDRB, KKO Realty of La Porte, LLC Proj., Ser. 2003, 0.98%, VRDN, (LOC: Bank of New York Mellon Corp.)	4,190,000	4,190,000
Liberal, KS IDRB, Farmland Natl. Beef Co. Proj., Ser. 2000, 0.93%, VRDN, (LOC: Rabobank Intl.)	5,850,000	5,850,000
Louisiana Local Govt. Env. Facs. CDA RB, Mid-South Extrusion Proj., Ser. 2000, 1.28%, VRDN, (LOC: Regions Finl. Corp.)	1,380,000	1,380,000
Louisiana Pub. Facs. Auth. RB, Century Wilshire Inc., Proj., Ser. 2008, 0.78%, VRDN, (LOC: Regions Bank)	9,000,000	9,000,000
Madison, AL IDRB, Halsey Grocery Co. Proj., Ser. 2001, 1.28%, VRDN, (LOC: Regions Finl. Corp.)	2,130,000	2,130,000
Manitowoc Cnty., WI RB, Lake Michigan Private Inds. Proj., Ser. 2001, 0.70%, VRDN, (LOC: U.S. Bancorp)	2,140,000	2,140,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Maricopa Cnty., AZ IDA RB, Young Elec. Sign Co. Proj., Ser. 2000, 1.45%, VRDN, (LOC: KeyCorp)	$2,500,000	$2,500,000
Marion Cnty., OH RB, Marion Family YMCA Proj., Ser. 2002, 1.88%, VRDN, (LOC: Huntington Natl. Bank)	7,225,000	7,225,000
Meriwether Cnty., GA IDA RB, Crown Tech. II Proj., Ser. 2000, 1.53%, VRDN, (Insd. by Columbus B&T)	2,250,000	2,250,000
Miami-Dade Cnty., FL IDA RB, Reflectone, Inc. Proj., Ser. 2000-A, 0.79%, VRDN, (LOC: Royal Bank of Canada)	11,000,000	11,000,000
Michigan Strategic Fund, Ltd. Obl. RB:
Mibelloon Dairy Proj., Ser. 2006, 0.93%, VRDN, (LOC: Wells Fargo & Co.)	3,000,000	3,000,000
Quantum, Inc. Proj., Ser. 1999, 1.21%, VRDN, (LOC: Heller Finl., Inc.)	3,780,000	3,780,000
Minnesota Agriculture & EDRB, Como Partnership Proj., Ser. 1996, 0.95%, VRDN, (LOC: Firstbank Corp.)	1,125,000	1,125,000
Mississippi Business Fin. Corp RB, Hattiesburg, LLC Proj., Ser. 2008-A, 1.07%, VRDN, (LOC: M&I Bank)	20,000,000	20,000,000
Moorhead, MN Solid Waste Disposal RB, American Crystal Sugar Proj., Ser. 1997, 0.93%, VRDN, (LOC: Wells Fargo & Co.)	5,500,000	5,500,000
New Jersey EDA RB, Ser. 3824, 3.07%, VRDN, (SPA: Dexia SA)	1,225,000	1,225,000
Newton, WI IDRB, Stecker Machine Co., Inc. Proj., Ser. 2001, 0.85%, VRDN, (LOC: U.S. Bancorp)	2,355,000	2,355,000
Oklahoma Dev. Fin. Auth. RB, Indl. Dev. Tracker Marine Proj., 0.70%, VRDN, (LOC: Bank of America Corp.)	1,725,000	1,725,000
Olathe, KS IDRB, Insulite Proj., Ser. 2000, 0.51%, VRDN, (LOC: U.S. Bancorp)	1,140,000	1,140,000
Oregon EDRB, Beef Northwest Feeders, Inc., Ser. 1999, 0.98%, VRDN, (LOC: Bank of America Corp.)	1,155,000	1,155,000
Pasco Cnty., FL IDRB, PAC-MED, Inc. Proj., 0.75%, VRDN, (LOC: Bank of America Corp.)	1,300,000	1,300,000
Pinal Cnty., AZ IDA RB, Solid Waste Disposal, Feenstra Investments, LLC Proj., Ser. 2002, 0.98%, VRDN, (LOC: KeyCorp)	1,250,000	1,250,000
Plymouth, WI IDRB, Wisconsin Plastics Products, Inc., Ser. 1998, 1.11%, VRDN, (LOC: Associated Bank NA)	1,375,000	1,375,000
Polk Cnty., FL IDA RB, Sun Orchard Florida, Inc. Proj., Ser. 1999, 1.65%, VRDN, (LOC: U.S. Bancorp)	1,095,000	1,095,000
Rockingham Cnty., NC Indl. Facs. & PCRB, Innofa USA Proj., Ser. 2007, 0.65%, VRDN, (LOC: Branch Bank & Trust Co.)	4,000,000	4,000,000
Rockwall, TX IDRB, Columbia Extrusion Corp. Proj., Ser. 1989, 0.95%, VRDN, (LOC: U.S. Bancorp)	1,500,000	1,500,000
Savannah, GA EDRB, Georgia Kaolin, Inc., 0.70%, VRDN, (LOC: Bank of America Corp.)	2,250,000	2,250,000
Sheboygan, WI IDRB:
Alaark Manufacturing Corp. Proj., Ser. 2000, 0.69%, VRDN, (LOC: Associated Bank NA)	1,725,000	1,725,000
Polyfab & Gill Janssen Proj., Ser. 1998, 1.11%, VRDN, (LOC: Associated Bank NA)	1,690,000	1,690,000
Vortex Liquid Color Proj., 2.24%, VRDN, (LOC: Associated Bank NA)	1,420,000	1,420,000
Skokie, IL EDRB, Skokie Fashion Square Proj., Ser. 1984, 0.78%, VRDN, (LOC: LaSalle Bank)	1,850,000	1,850,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
South Carolina Jobs EDA RB:
Blue Ridge Log Cabins, LLC, Ser. 2007, 0.65%, VRDN, (LOC: Branch Bank & Trust Co.)	$6,600,000	$6,600,000
Chambers Richland Cnty. Proj., Ser. 1997, 0.79%, VRDN, (LOC: SunTrust Banks, Inc.)	10,000,000	10,000,000
Compact Air Products, LLC, Ser. 2002, 1.45%, VRDN, (LOC: KeyCorp)	2,520,000	2,520,000
Ortec, Inc. Proj., Ser. B, 0.75%, VRDN, (LOC: Bank of America Corp.)	1,300,000	1,300,000
South Carolina Jobs EDA RB:
Paxar Corp. Proj., Ser. 1996, 0.79%, VRDN, (LOC: SunTrust Banks, Inc.)	4,800,000	4,800,000
Woodhead, LLC Proj., Ser. 2007-A, 1.53%, VRDN, (LOC: Columbus Bank & Trust Co.)	4,125,000	4,125,000
South Dakota EDFA IDRB, Lomar Dev. Co. Proj., Ser. 2001, 0.95%, VRDN, (LOC: U.S. Bancorp)	1,590,000	1,590,000
St. Charles Cnty., MO IDRB:
Craftsmen Inds. Proj., Ser. 1998-A, 0.66%, VRDN, (LOC: U.S. Bancorp)	5,380,000	5,380,000
Kuenz Heating & Sheet Metal, Ser. 2001, 0.83%, VRDN, (LOC: U.S. Bancorp)	2,090,000	2,090,000
Tuscarawas Cnty., OH Port Auth. IDRB, Plymouth Foam, Inc. Proj., Ser. 2008, 0.64%, VRDN, (LOC: U.S. Bancorp)	5,100,000	5,100,000
Vanderburgh Cnty., IN EDRB, Pyrotek, Inc. Proj., Ser. 2001, 1.65%, VRDN, (LOC: KeyCorp)	1,850,000	1,850,000
Volusia Cnty., FL IDA RB:
Ideal Spot Properties Proj., Ser. A, 0.60%, VRDN, (LOC: Bank of America Corp.)	4,865,000	4,865,000
West Volusia Family YMCA, Ser. 2007, 0.59%, VRDN, (LOC: SunTrust Banks, Inc.)	4,500,000	4,500,000
Wabash, IN EDRB, Martin Yale Inds. Proj., Ser. 1998, 1.65%, VRDN, (LOC: Bank One)	2,700,000	2,700,000
Washington EDRB, Mensonides & Theresa Proj., Ser. 2001, 0.98%, VRDN, (LOC: Wells Fargo & Co.)	1,470,000	1,470,000
Washington Fin. Auth. RB, Smith Brothers Farms, Inc., Ser. 2001, 0.98%, VRDN, (LOC: Bank of America Corp.)	3,300,000	3,300,000
Washtenaw Cnty., MI Econ. Dev. Corp. IDRB, David & Lisa Frame, LLC, Ser. 2002, 1.65%, VRDN, (LOC: KeyCorp)	1,105,000	1,105,000
Weber Cnty., UT IDRB, U.S. Holdings Manufacturing Proj., Ser. 2007, 0.84%, VRDN, (LOC: SunTrust Banks, Inc.)	4,275,000	4,275,000
West Virginia EDA IDRB, Coastal Lumber Products Proj.:
Ser. A, 1.19%, VRDN, (LOC: Crestar Bank)	1,510,000	1,510,000
Ser. B, 1.19%, VRDN, (LOC: Crestar Bank)	900,000	900,000
Wilson Cnty., TN IDRB, Knight Leasing Co. Proj., Ser. 1997, 0.83%, VRDN, (LOC: AmSouth Bancorp)	8,000,000	8,000,000
Yakima Cnty., WA Pub. Corp. RB, Macro Plastics, Inc. Proj., Ser. 1996, 1.05%, VRDN, (LOC: Bank of the West)	3,480,000	3,480,000

		356,713,000

LEASE 0.3%
St. Lucie Cnty., FL Sch. Board COP RB, Ser. 2004-B, 3.03%, VRDN, (LOC: Bank of New York Mellon Corp.)	8,478,500	8,478,500

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MANUFACTURING 0.4%
Mount Jackson, VA IDA RB, Bowman Apple Products Proj., Ser. 2002, 0.79%, VRDN, (LOC: SunTrust Banks, Inc.)	$2,250,000	$2,250,000
San Marcos, TX Indl. Dev. Corp. RB, Butler Manufacturing Co. Proj., 0.76%, VRDN, (LOC: Bank of America Corp.)	6,250,000	6,250,000
Sylacauga, AL IDRB, Harrells Fertilizer, Inc., 0.75%, VRDN, (LOC: Bank of America Corp.)	2,600,000	2,600,000

		11,100,000

MISCELLANEOUS REVENUE 10.4%
BB&T Muni. Trust RB, Ser. 5003, 0.91%, VRDN, (LOC: Rabobank International)	34,334,534	34,334,534
Cassia Cnty., ID IDRB, Vance Dairy Construction Proj., Ser. 2007, 0.98%, VRDN, (LOC: Bank of America Corp.)	2,000,000	2,000,000
Citizens Property Insurance Corp. Florida Rev. Notes, Ser. 2008-A-2, 4.50%, 06/01/2009, (Insd. by Citizens Property Insurance Corp.)	109,000,000	109,343,577
Colorado Agriculture Dev. Auth. RB, Garrett & Carla Devries Proj., Ser. 2006, 0.98%, VRDN, (LOC: Bank of the West)	3,300,000	3,300,000
Cumberland Cnty., TN IDRB, Fairfield Glade Cmnty. Club Proj., Ser. 2000, 0.88%, VRDN, (LOC: AmSouth Bancorp)	5,000,000	5,000,000
DeSoto, TX IDA RRB, Solar Turbines Proj., 0.57%, VRDN, (Insd. by Merrill Lynch & Co., Inc.)	7,050,000	7,050,000
First Rio Grande, TX Water EDA RB, Rio Grande Sugar Growers Corp. Proj., Ser. 2007, 0.98%, VRDN, (LOC: CoBank)	25,175,000	25,175,000
Gulf Coast, TX Waste Disposal Auth. RB, BP Products North America, Inc. Proj., Ser. 2004, 0.55%, VRDN, (Gtd. by BP plc)	20,000	20,000
Hale Cnty., TX Indl. Dev. Corp. RB, White River Ranch Proj., Ser. 2004, 0.98%, VRDN, (LOC: Wells Fargo & Co.)	4,000,000	4,000,000
Illinois Fin. Dev. Auth. RB, Sexton Energy Proj., Ser. 2003, 1.11%, VRDN, (Gtd. by Fifth Third Bank)	6,490,000	6,490,000
Indiana Bond Bank Advance Funding Program Notes, Ser. 2009-A, 2.00%, 01/05/2010, (LOC: JPMorgan Chase Bank)	38,000,000	38,312,076
Lawrence Cnty., SD PCRRB, Homestake Mining Proj., Ser. 1997-B, 0.45%, VRDN, (LOC: Chase Manhattan Bank)	3,300,000	3,300,000
Lawrence Cnty., SD Solid Waste Disposal RB, Homestake Mining Proj., Ser. 1992-A, 0.62%, VRDN, (LOC: JPMorgan Chase Bank & Co.)	6,000,000	6,000,000
Louisiana Local Govt. Env. Facs. CDA RB, Honeywell Intl., Inc. Proj., 0.73%, VRDN, (Gtd. by Honeywell Intl., Inc.)	4,000,000	4,000,000
Louisiana Pub. Facs. Auth. RB, Spicy Girls of Avery Island LLC Proj., Ser. 2008, 0.78%, VRDN, (LOC: Regions Bank)	7,500,000	7,500,000
Magnolia, AR IDRB, American Fuel Cell Proj., Ser. 1989, 1.10%, VRDN, (SPA: Commerce de France)	300,000	300,000
Metropolitan Govt. Nashville & Davidson Cnty., TN RB, Commerce Street Ventures, Ser. 2002-A, 1.03%, VRDN, (LOC: AmSouth Bancorp)	2,405,000	2,405,000
Mississippi Business Fin. Corp. RB, Tri State Truck Ctr., Inc. Proj., Ser. 2008, 0.83%, VRDN, (LOC: Regions Bank)	5,880,000	5,880,000
New Jersey Env. Infrastructure RB, MSTR, Ser. 2001-A, 0.50%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,900,000	2,900,000
New York Urban Dev. Corp. RB, ROC-II-R-11710, 0.50%, VRDN, (Liq.: Citibank NA)	2,500,000	2,500,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
New York Urban Dev. Corp. Svc. Contract RRB, Ser. 2008A-4, 0.60%, VRDN, (LOC: JPMorgan Chase & Co.)	$10,800,000	$10,800,000
Peoria Cnty., IL Sewage Facs. RB, Caterpillar, Inc. Proj., 0.65%, VRDN, (Gtd. by Catepillar, Inc.)	4,300,000	4,300,000
Port Arthur, TX Dist. Env. Facs. RRB, Motiva Enterprises, Ser. 2008-B, 0.80%, VRDN, (Gtd. by Motiva Enterprises, LLC)	10,000,000	10,000,000
South Dakota Value Added Fin. Auth. Solid Waste Disp. RB, Ser. 2004, 1.28%, VRDN, (LOC: Keybank NA)	3,000,000	3,000,000
Stephans Cnty., GA IDRB, Caterpillar, Inc. Proj., 0.73%, VRDN, (Gtd. by Caterpillar, Inc.)	1,000,000	1,000,000
Upstate New York Telecommunications Corp. RB, Ser. 2005, 0.58%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	18,425,000	18,425,000
Wisconsin Hsg. & EDRRB, Zero Zone, Inc. Proj., Ser. 1999, 0.70%, VRDN, (LOC: U.S. Bancorp)	3,420,000	3,420,000
York Cnty., ME Fin. Auth. RB, Cmnty. Action Corp. Proj., Ser. 2000, 1.25%, VRDN, (LOC: KeyCorp)	2,080,000	2,080,000

		322,835,187

PORT AUTHORITY 0.3%
Calhoun, TX Port Auth. RB, Formosa Plastics Corp. Proj., Ser. 2008, 0.70%, VRDN, (LOC: Bank of America Corp.)	10,000,000	10,000,000

RESOURCE RECOVERY 0.5%
Portage, IN EDRB, American Iron Oxide Co. Proj., Ser. B, 1.03%, VRDN, (LOC: Bank of Tokyo-Mitsubishi, Ltd.)	11,000,000	11,000,000
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj., Ser. 1998, 1.03%, VRDN, (SPA: Bank of Tokyo-Mitsubishi, Ltd.)	5,000,000	5,000,000

		16,000,000

SOLID WASTE 5.9%
Bibb Cnty., GA Dev. Auth. Solid Waste Disposal RB, Swift Creek Env. Proj., Ser. 2000, 0.79%, VRDN, (LOC: SunTrust Banks, Inc.)	5,100,000	5,100,000
Gilliam Cnty., OR Solid Waste Disposal RB, Waste Mgmt. Proj., Ser. 2007, 0.70%, VRDN, (LOC: JPMorgan Chase & Co.)	7,850,000	7,850,000
Iowa Fin. Auth. Solid Waste Disposal RB:
Real Estate Iowa One Proj., Ser. 2006, 0.93%, VRDN, (LOC: Rabobank Intl.)	7,700,000	7,700,000
Ronnie & Randy Hunt Proj., Ser. 2007, 0.98%, VRDN, (LOC: Wells Fargo & Co.)	3,250,000	3,250,000
Lafayette, IN Solid Wate Disposal RB, Tate & Lyle Ingredients Proj., Ser. 2006, 0.71%, VRDN, (LOC: RaboBank Nederland)	24,200,000	24,200,000
Maricopa Cnty., AZ IDA Solid Waste Disposal RB:
Ambian Dairy, LLC Proj., Ser. 2008, 0.92%, VRDN, (LOC: Cobank)	3,600,000	3,600,000
Ser. 2006, 0.98%, VRDN, (LOC: Bank of America Corp.)	2,500,000	2,500,000
Nebraska Fin. Auth. Solid Waste Disposal RB, Butler Cnty. Dairy Proj., Ser. 2007, 0.93%, VRDN, (Liq.: Rabobank Nederland)	6,500,000	6,500,000
Pinal Cnty., AZ IDA Solid Waste Disposal RB, Sorio Bravo Dairy Farm, Ser. 2002, 0.98%, VRDN, (LOC: Bayerische Hypo-Und Vereins)	1,250,000	1,250,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SOLID WASTE continued
Port Corpus Christi, TX Solid Waste Disposal RB, Flint Hills Resources Proj.:
0.99%, VRDN, (Gtd. by Flint Hills Resources)	$14,000,000	$14,000,000
Ser. 2002-A, 0.83%, VRDN, (Gtd. by Flint Hills Resources)	43,600,000	43,600,000
Ser. 2006, 0.99%, VRDN, (Gtd. by Flint Hills Resources)	19,000,000	19,000,000
Ser. 2007, 0.99%, VRDN, (Gtd. by Flint Hills Resources)	7,500,000	7,500,000
Stevens Cnty., MN Solid Waste Disposal RB, Riverview Dairy Proj., Ser. 2007, 0.64%, VRDN, (LOC: Bank of North Dakota)	6,000,000	6,000,000
Swift Cnty., MN Solid Waste Disposal RB, East Dublin Dairy, LLP Proj., Ser. 2008, 0.64%, VRDN, (LOC: Bank of North Dakota)	10,000,000	10,000,000
Traill Cnty., ND Solid Waste Disposal RB, American Crystal Sugar:
Ser. A, 0.93%, VRDN, (LOC: Wells Fargo & Co.)	16,000,000	16,000,000
Ser. B, 0.93%, VRDN, (LOC: Wells Fargo & Co.)	1,000,000	1,000,000
Ser. C, 0.93%, VRDN, (LOC: Wells Fargo & Co.)	1,000,000	1,000,000
Yakima Cnty., WA Solid Waste Disposal RB, George Deruyter & Son Proj., Ser. 2006, 0.98%, VRDN, (LOC: Bank of America Corp.)	2,500,000	2,500,000

		182,550,000

SPECIAL TAX 3.5%
Chicago, IL Tax Increment RRB, Stockyards Indl. Comml. Redev. Proj.:
Ser. A, 0.63%, VRDN, (LOC: Northern Trust Co.)	4,130,000	4,130,000
Ser. B, 0.63%, VRDN, (LOC: Northern Trust Co.)	2,765,000	2,765,000
Clark Cnty., NV Hwy. Impt. RB, Ser. DBE-669, 0.51%, VRDN, (Insd. by Deutsche Bank)	3,550,000	3,550,000
Dallas, TX Area Rapid Trans. Macon Variable Cert. RB, Ser. 2007-326, 1.53%, VRDN, (Insd. by AMBAC & LOC: Bank of America Corp.)	4,300,000	4,300,000
Illinois Regl. Transit Auth. MSTR RB, Class A, Ser. 55, 0.53%, VRDN, (LOC: Societe Generale)	2,420,000	2,420,000
New York, NY RB, PUTTER, Ser. 3126, 0.61%, VRDN, (Liq.: JPMorgan Chase & Co.)	600,000	600,000
New York, NY TFA RB, New York City Recovery Fiscal Year 2003 Proj.:
Ser. 2, 1.25%, VRDN, (SPA: Dexia SA)	29,000,000	29,000,000
Ser. 3:
1.25%, VRDN, (SPA: Dexia SA)	31,450,000	31,450,000
1.25%, VRDN, (SPA: New York Common Retirement Fund)	29,050,000	29,050,000

		107,265,000

STUDENT LOAN 4.6%
Branch Bank & Trust Co. Muni. Trust Floater RB:
Ser. 2062, 0.68%, VRDN, (Liq.: Branch Bank & Trust Co.)	18,595,000	18,595,000
Ser. 2063, 0.68%, VRDN, (Liq.: Branch Bank & Trust Co.)	21,695,000	21,695,000
Ser. 2064, 0.68%, VRDN, (Liq.: Branch Bank & Trust Co.)	18,445,000	18,445,000
Ser. 2065, 0.68%, VRDN, (LOC: Branch Bank & Trust Co.)	9,495,000	9,495,000
Michigan Higher Ed. Auth. Student Loan RRB, RBC Muni. Products Trust, Inc. Cert., Ser. L-33, 0.67%, VRDN, (LOC: & Liq.: Royal Bank of Canada)	40,495,000	40,495,000
Pennsylvania Higher Ed. Assistance Agcy. Student Loan RB, Ser. 1999-A, 2.50%, VRDN, (Insd. by AMBAC & SPA: Morgan Stanley)	32,800,000	32,800,000

		141,525,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 2.1%
New Jersey Deutsche Bank Spears Trust RB, Ser. 2006-C, 0.51%, VRDN, (Insd. by FSA & Liq.: Deutsche Bank AG)	$5,000,000	$5,000,000
New Jersey Trans. Auth. RB:
3.07%, VRDN, (Insd. by FGIC)	3,095,000	3,095,000
Ser. 3859, 3.07%, VRDN, (SPA: Dexia SA)	2,290,000	2,290,000
New Jersey TTFA RB, PUTTER, Ser. 241, 0.93%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	3,000,000	3,000,000
New Jersey TTFA RB, Ser. DC-8033, 3.50%, VRDN, (Insd. by FSA & LOC: Dexia SA)	600,000	600,000
New York Metropolitan Trans. Auth. RB, ROC-RR-II-R-11711, 0.53%, VRDN, (LOC: FSA)	11,650,000	11,650,000
New York Tollway Auth. Gen. RB, ROC-RR-II-R-10306, 0.92%, VRDN, (Liq.: Citibank NA)	19,800,000	19,800,000
North Texas Throughway Auth. RRB, Ser. DB-620, 0.48%, VRDN, (Gtd. by & SPA: Deutsche Bank AG)	18,565,000	18,565,000

		64,000,000

UTILITY 4.4%
Colorado Springs, CO Util. Sys. RRB, Ser. B, 2.50%, VRDN, (SPA: Dexia SA)	9,000,000	9,000,000
Delaware EDA RB, Delmarva Power & Light Co. Proj.:
Ser. 1988, 2.05%, VRDN, (Gtd. by Delmarva Power & Light Co.)	2,250,000	2,250,000
Ser. 1994, 2.05%, VRDN, (Gtd. by Delmarva Power & Light Co.)	3,300,000	3,300,000
Lake Charles, LA Harbor & Term Dist. RB, Lake Charles Cogeneration Proj., Ser. 2008, 2.25%, 03/15/2009, (LOC: Rabobank Nederlands)	20,000,000	20,000,000
Lancaster, OH Port Auth. Gas RB, Ser. 2008, 0.47%, VRDN, (SPA: Royal Bank of Canada)	12,400,000	12,400,000
Northern California Transmission Agcy. RRB, Transmission Proj., Ser. A, 2.00%, VRDN, (Insd. by FSA & SPA: Dexia SA)	38,000,000	38,000,000
Ohio Air Quality Dev. Auth. RRB, Dayton Power, Ser. A, 0.55%, VRDN, (LOC: JPMorgan Chase & Co.)	10,500,000	10,500,000
Pennsylvania Econ. Dev. Fin. Auth. Exempt Facs. RB, PSEG Power, LLC Proj., Ser. 2007, 0.70%, VRDN, (LOC: JPMorgan Chase & Co.)	5,500,000	5,500,000
Piedmont, SC Muni. Power Agcy. Elec. RB, Ser. 2008-B, 2.00%, VRDN, (SPA: Dexia SA)	25,900,000	25,900,000
Puerto Rico Elec. Power Auth. RB MSTR, Ser. UU, Class A, 0.51%, VRDN, (Liq.: Societe Generale)	1,100,000	1,100,000
Wisconsin Pub. Power RB, PUTTER, Ser. 1232, 0.61%, VRDN, (Insd. by AMBAC & Liq.: JPMorgan Chase & Co.)	6,840,000	6,840,000

		134,790,000

WATER & SEWER 2.0%
California Dept. Water Resource & Power Supply RB, Ser. B-6, 0.30%, VRDN, (LOC: State Street Corp.)	22,200,000	22,200,000
Dallas, TX Waterworks & Sewer Sys. RRB, Ser. 2845, 0.98%, VRDN, (LOC: AMBAC & Liq.: JPMorgan Chase & Co.)	1,570,000	1,570,000
New York, NY Muni. Water & Sewer Fin. Auth. RB, ROC-RR-II R-11697, 0.56%, VRDN, (Liq.: Citibank NA)	4,200,000	4,200,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Peace River/Manasota, FL Regl. Water Supply Auth. RB, ROC-RR-II-R 607, 1.53%, VRDN, (Insd. by FSA & SPA: Deutsche Bank AG)	$15,655,000	$15,655,000
Port St. Joe, FL Water & Sewer Sys. RB, Ser. 2008, 0.73%, VRDN, (LOC: Regions Bank)	10,590,000	10,590,000
Seattle, WA Water & Sewer Sys. RB, Eclipse Funding Trust, Ser. 2006-0002, 0.51%, VRDN, (Insd. by MBIA & LOC: U.S. Bank)	6,700,000	6,719,220

		60,934,220

Total Investments (cost $3,036,978,943) 98.6%		$3,036,978,943
Other Assets and Liabilities 1.4%		43,875,392

Net Assets 100.0%		$3,080,854,335

VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2009.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements, and third party insurance (i.e., AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
EDRRB	Economic Development Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2009

Summary of Abbreviations    continued

MHRRB	Multifamily Housing Refunding Revenue Bond
MSTR	Municipal Securities Trust Receipt
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
PUTTER	Puttable Tax-Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TAN	Tax Anticipation Note
TFA	Transitional Finance Authority
TTFA	Transportation Trust Fund Authority

The following table shows the percent of total investments by geographic location as of January 31, 2009:

Florida	11.4%
New York	8.8%
Texas	8.2%
Indiana	6.0%
Pennsylvania	4.9%
Ohio	4.7%
Georgia	4.2%
Illinois	4.0%
California	3.9%
South Carolina	3.9%
Delaware	3.7%
Michigan	3.3%
North Carolina	2.9%
Tennessee	2.6%
Alabama	2.0%
Louisiana	2.0%
Mississippi	1.6%
Wisconsin	1.5%
New Jersey	1.3%
Colorado	1.1%
Minnesota	1.1%
Washington	1.1%
Kentucky	0.8%
Massachusetts	0.8%
North Dakota	0.8%
Idaho	0.7%
Nebraska	0.7%
District of Columbia	0.6%
Nevada	0.6%
Vermont	0.5%
Connecticut	0.4%
Iowa	0.4%
Maryland	0.4%
Missouri	0.4%
South Dakota	0.4%
Utah	0.4%
Virginia	0.4%
Arizona	0.3%
Kansas	0.3%
Oregon	0.3%
Arkansas	0.2%
Maine	0.1%
Oklahoma	0.1%
West Virginia	0.1%
Non-state specific	6.1%

100.0%

The following table shows the percent of total investments by credit quality as of January 31, 2009 (unaudited):

Tier 1	99.8%
Tier 2	0.2%

100.0%

The following table shows the percent of total investments by maturity as of January 31, 2009 (unaudited):

2-7 days	93.8%
8-60 days	0.7%
121-240 days	4.3%
241+ days	1.2%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2009

Assets
Investments at amortized cost	$3,036,978,943
Cash	113,429
Receivable for securities sold	34,383,734
Receivable for Fund shares sold	55,202
Interest receivable	9,367,598
Prepaid expenses and other assets	377,343

Total assets	3,081,276,249

Liabilities
Dividends payable	59,851
Payable for Fund shares redeemed	177,169
Advisory fee payable	5,014
Due to other related parties	16,879
Trustees’ fees and expenses payable	56,456
Printing and postage expenses payable	34,955
Custodian and accounting fees payable	53,431
Accrued expenses and other liabilities	18,159

Total liabilities	421,914

Net assets	$3,080,854,335

Net assets represented by
Paid-in capital	$3,080,737,461
Undistributed net investment income	116,874

Total net assets	$3,080,854,335

Net assets consists of
Class A	$329,510,855
Class S	2,485,600,591
Class I	265,742,889

Total net assets	$3,080,854,335

Shares outstanding (unlimited number of shares authorized)
Class A	329,571,398
Class S	2,485,579,148
Class I	265,654,544

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended January 31, 2009

Investment income
Interest	$68,864,352

Expenses
Advisory fee	11,727,904
Distribution Plan expenses
Class A	1,048,679
Class S	13,375,107
Administrative services fee	1,727,062
Transfer agent fees	801,555
Trustees’ fees and expenses	59,136
Printing and postage expenses	92,200
Custodian and accounting fees	754,469
Registration and filing fees	45,891
Professional fees	61,496
Other	457,297

Total expenses	30,150,796
Less: Expense reductions	(31,541)
Fee waivers and expense reimbursements	(1,084,940)

Net expenses	29,034,315

Net investment income	39,830,037

Net realized gains on investments	267,711

Net increase in net assets resulting from operations	$40,097,748

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,

	2009		2008 (a)

Operations
Net investment income		$39,830,037		$60,163,175
Net realized gains on investments		267,711		509,915

Net increase in net assets resulting from operations		40,097,748		60,673,090

Distributions to shareholders from
Net investment income
Class A		(5,566,184)		(10,660,257)
Class S		(29,022,911)		(15,888,757)
Class S1		0		(21,636,614)
Class I		(5,677,276)		(12,227,114)

Total distributions to shareholders		(40,266,371)		(60,412,742)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	2,030,304,946	2,030,304,946	2,364,637,533	2,364,637,533
Class S	16,131,031,492	16,131,031,492	6,025,874,861	6,025,874,861
Class S1	0	0	5,140,571,408	5,140,571,408
Class I	465,226,400	465,226,400	328,654,271	328,654,271

		18,626,562,838		13,859,738,073

Net asset value of shares issued in reinvestment of distributions
Class A	5,127,364	5,127,364	8,984,984	8,984,984
Class S	29,022,911	29,022,911	15,686,264	15,686,264
Class S1	0	0	20,545,463	20,545,463
Class I	2,384,070	2,384,070	3,981,068	3,981,068

		36,534,345		49,197,779

Payment for shares redeemed
Class A	(2,097,558,867)	(2,097,558,867)	(2,383,381,724)	(2,383,381,724)
Class S	(15,406,424,829)	(15,406,424,829)	(4,646,630,258)	(4,646,630,258)
Class S1	0	0	(6,190,861,794)	(6,190,861,794)
Class I	(565,405,614)	(565,405,614)	(344,464,381)	(344,464,381)

		(18,069,389,310)		(13,565,338,157)

Net increase in net assets resulting from capital share transactions		593,707,873		343,597,695

Total increase in net assets		593,539,250		343,858,043
Net assets
Beginning of period		2,487,315,085		2,143,457,042

End of period		$3,080,854,335		$2,487,315,085

Undistributed net investment income		$116,874		$285,497

(a)	Effective at the close of business on November 16, 2007, Class S1 shares of the Fund were liquidated and closed and existing shareholders on that date became shareholders of Class S of the Fund.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Municipal Money Market Fund (the “Fund”) is a diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Class I shares at net asset value without a front-end sales charge or contingent deferred sales charge. Effective at the close of business on November 16, 2007, Class S1 shares of the Fund were liquidated and closed and existing shareholders on that date became shareholders of Class S of the Fund. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for

NOTES TO FINANCIAL STATEMENTS continued

federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended January 31, 2009, the following amounts were reclassified:

Undistributed net investment income	$267,711
Accumulated net realized losses on investments	(267,711)

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.44% and declining to 0.39% as average daily net assets increase. For the year ended January 31, 2009, the advisory fee was equivalent to an annual rate of 0.41% of the Fund’s average daily net assets.

On October 3, 2008, Wells Fargo and Wachovia Corporation (“Wachovia”) announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that will include all of Wachovia’s banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40% voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may be deemed to control EIMC. If Wells Fargo is deemed to control EIMC, then the existing advisory agreement between the Fund and EIMC would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC with the same terms and conditions as the existing agreement which became effective upon the issuance of the preferred shares. EIMC’s receipt of the advisory fees under the interim advisory agreement is subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

NOTES TO FINANCIAL STATEMENTS continued

On December 31, 2008, Wachovia merged with and into Wells Fargo and as a result of the merger, EIMC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Service Company, LLC (“ESC”) became subsidiaries of Wells Fargo. After the merger, a new interim advisory agreement with the same terms and conditions between the Fund and EIMC went into effect.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended January 31, 2009, EIMC voluntarily waived its advisory fee in the amount of $864,620 and reimbursed Distribution Plan expenses (see Note 4) relating to Class S in the amount of $220,320.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the year ended January 31, 2009, the administrative services fee was equivalent to an annual rate of 0.06% of the Fund’s average daily net assets.

ESC, an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS, an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A and Class S shares. However, currently the distribution fees for Class A shares are limited to 0.30% of the average daily net assets of the class and the distribution fees for Class S shares are limited to 0.60% of the average daily net assets of the class.

For the year ended January 31, 2009, EIS received $5,410 in contingent deferred sales charges from redemptions of Class A shares.

5. INVESTMENT TRANSACTIONS

On February 1, 2008 the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based

NOTES TO FINANCIAL STATEMENTS continued

upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	3,036,978,943
Level 3 – Significant Unobservable Inputs	0

Total	$3,036,978,943

On January 31, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2009, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed Exempt-Interest Income	Temporary Book/ Tax Differences

$250,955	$(134,081)

Additionally, short-term capital gains are considered ordinary income for income tax purposes. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid was as follows:

	Year Ended January 31,

	2009	2008

Ordinary Income	$479,673	$409,419
Exempt-Interest Income	39,747,550	59,827,772
Long-term Capital Gain	39,148	175,551

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%. During the year ended January 31, 2009, the Fund had no borrowings.

11. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The Fund participates in the U.S. Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”). Unless extended by the U.S. Department of Treasury, the Program is due to expire on April 30, 2009. The Program seeks to guarantee the net asset value of certain shares of money market funds as of September 19, 2008. The Program applies only to shareholders of record of the Fund on September 19, 2008. Under the Program, if the Fund’s market value per share falls below $0.995 on any day while the Program is in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The number of shares of each record holder covered by the Program will be the lesser of (a) the number of shares owned

NOTES TO FINANCIAL STATEMENTS continued

by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date the Program guarantee is triggered.

The Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008 for the initial 3-month term that expired on December 18, 2008. The annual fee was 0.01% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.015% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. The Fund paid an additional fee based on the number of shares outstanding as of September 19, 2008 to participate in the extension of the Program through April 30, 2009. The annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.022% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. The fees were amortized over the length of the participation in the Program. Participation in any further extension of the Program would require payment of additional participation fees.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC, EIS and Evergreen Ultra Short Opportunities Fund (the “Ultra Short Fund”) concerning alleged issues surrounding the drop in net asset value of the Ultra Short Fund in May and June 2008. In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds.

NOTES TO FINANCIAL STATEMENTS continued

13. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Municipal Money Market Fund, a series of the Evergreen Money Market Trust, as of January 31, 2009 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2009 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Municipal Money Market Fund as of January 31, 2009, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 27, 2009

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long-term capital gain distributions of $39,148 for the fiscal year ended January 31, 2009.

For the fiscal year ended January 31, 2009, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 98.73%. The percentage of distributions subject to the federal alternative minimum tax will be reported to shareholders in January 2010.

SPECIAL MEETING OF SHAREHOLDERS

On March 12, 2009 a Special Meeting of Shareholders for the Fund was held to consider a number of proposals. On December 1, 2008, the record date for the meeting, the Fund had $3,091,179,129 of net assets outstanding of which $1,662,218,549 (53.77%) of net assets were represented at the meeting.

Proposal 1 — To consider and act upon a new investment advisory agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$1,527,582,866
Net assets voted “Against”	$63,099,465
Net assets voted “Abstain”	$71,536,218

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. In September 2008, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Municipal Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of its deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. The Trustees began their 2008 review process at the time of the last advisory contract-renewal process in September 2007. In the course of their 2007 review, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the 2008 review process, the Trustees monitored each of these funds in particular for changes in performance and for the results of any changes in a fund’s investment process or investment team. In addition, during the course of the year, the Trustees regularly reviewed information regarding the investment performance of all of the funds, paying particular attention to funds whose performance since September 2007 indicated short-term or longer-term performance issues.

In spring 2008, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review as part of its 2008 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the independent Trustees, the information that EIMC and Keil provided. The Trustees

ADDITIONAL INFORMATION (unaudited) continued

formed small groups to review individual funds in greater detail. In addition, the Trustees considered information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone during the 2008 review process to consider the information provided by EIMC. The Committee then met with representatives of EIMC. In addition, over the period of this review, the independent Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with independent legal counsel at which no personnel of EIMC were present. At a meeting of the full Board of Trustees in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC and engaged in further review of the materials provided to it, and approved the continuation of each of the advisory and sub-advisory agreements.

In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, EIMC presents a wide variety of information regarding the services it performs, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and share-

ADDITIONAL INFORMATION (unaudited) continued

holders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2007. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new Chief Compliance Officer for the funds in June of 2007 and a new Chief Investment Officer at EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC or its affiliates for such services. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. The Trustees also considered the investment performance of those other accounts managed by EIMC and its affiliates, where applicable, and concluded that the performance of those accounts did not suggest any substantial difference in the quality of the service provided by EIMC and its affiliates to those accounts.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. The Board considered that EIS, an affiliate of EIMC, serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions, including

ADDITIONAL INFORMATION (unaudited) continued

Wachovia Securities, LLC and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that an affiliate of EIMC had won recognition from Dalbar customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

In the period leading up to the Trustees’ approval of continuation of the investment advisory agreements, the Trustees were mindful of the financial condition of Wachovia Corporation (“Wachovia”), EIMC’s parent company. They considered the possibility that a significant adverse change in Wachovia’s financial condition could impair the ability of EIMC or its affiliates to perform services for the funds at the same level as in the past. The Trustees concluded that any change in Wachovia’s financial condition had not to date had any such effect, but determined to monitor EIMC’s and its affiliates’ performance, and financial conditions generally, going forward in order to identify any such impairment that may develop and to take appropriate action.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they

ADDITIONAL INFORMATION (unaudited) continued

concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2007, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the Merrill Lynch Three-Month U.S. Treasury Bill Index, and outperformed a majority of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees noted that the Fund’s benchmark index does not represent a broad-based index of tax-advantaged securities.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees also noted that EIMC had appointed a new Chief Investment Officer in August of 2008 who had not yet had sufficient time to evaluate and direct remedial efforts with respect to funds that have experienced a substantial period of relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was higher than the management fees paid by most of the other mutual funds against which the Trustees compared the Fund’s management fee. The Trustees noted

ADDITIONAL INFORMATION (unaudited) continued

that the level of profitability realized by EIMC in respect of the fee did not appear excessive, particularly in light of the potential business and other risks to sponsors of money market funds evidenced in recent periods. The Trustees also noted generally the apparent willingness of the Evergreen and Wachovia organizations to provide financial support to the Evergreen money market funds during recent difficult periods in the fixed-income securities markets, and the substantial expenses incurred by those firms in the past year to do so (although not specifically in respect of the Fund).

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

Matters Relating to Approval of Interim Advisory and Sub-Advisory Agreements. Following the Trustees’ approval of the continuation of the funds’ investment advisory agreements, Wells Fargo & Company (“Wells Fargo”) announced that it had agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia’s banking and other businesses, including EIMC. In connection with this transaction, on October 20, 2008, Wachovia issued preferred shares representing a 39.9% voting interest in Wachovia to Wells Fargo pursuant to a Share Exchange Agreement. Wells Fargo subsequently completed its acquisition of Wachovia on December 31, 2008.

Under the 1940 Act, both the issuance of the preferred shares to Wells Fargo and the completion of the acquisition could be viewed as resulting in the termination of the funds’ investment advisory and sub-advisory agreements. Accordingly, on October 20, 2008, the

ADDITIONAL INFORMATION (unaudited) continued

Board of Trustees approved interim investment advisory and sub-advisory agreements that would become effective upon Wachovia’s issuance of preferred shares to Wells Fargo. On November 12, 2008, the Trustees approved a second set of interim investment advisory and sub-advisory agreements that would become effective upon the completion of the acquisition. (The first set of interim agreements approved on October 20, 2008, together with the second set of interim agreements approved November 12, 2008, are referred to as “Interim Agreements.”) In addition, the Trustees approved on November 12, 2008, and again at an in-person meeting on December 3 and 4, 2008, definitive investment advisory and sub-advisory agreements (the “New Agreements”) and recommended that shareholders of the funds approve them at meetings to be held in early 2009.

In considering whether to approve the first set of Interim Agreements on October 20, 2008, the Trustees took into account that they had recently approved the annual continuation of all of the funds’ existing investment advisory and sub-advisory agreements in September 2008. The Trustees reviewed the terms of the Interim Agreements, noting that the terms were generally identical to those of the funds’ investment advisory agreements that were in effect before October 20, 2008 (but for provisions required by law to be included in the Interim Agreements). They also took into account current and anticipated market and economic conditions, the financial condition of EIMC and of Wachovia generally, and the likely effect of the merger on the financial condition of Wachovia. In general, the Trustees considered that the proposed merger of Wachovia with Wells Fargo would very likely improve substantially the financial condition of EIMC’s parent company, increase the capital available to support the funds, and ensure that EIMC and its affiliates would have the resources to provide continuing services to the funds. In light principally of these considerations and their recent continuation of the funds’ investment advisory arrangements in September, the Trustees unanimously approved the first set of Interim Agreements that became effective on October 20, 2008.

In addition to the foregoing, at their meetings on November 12, 2008 and December 3 and 4, 2008 when the Trustees considered whether to approve the second set of Interim Agreements as well as the New Agreements, the Trustees considered presentations made to them on November 12, 2008 by representatives of EIMC and Wells Fargo regarding the anticipated implications of the merger for EIMC and the funds. The Trustees also considered:

•

Their understanding that the merger was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC would provide to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high quality services;

ADDITIONAL INFORMATION (unaudited) continued

•

Information about Wells Fargo’s financial condition, reputation, and resources, and the likelihood that the merger would result in improved organizational stability for EIMC, benefiting the funds as well as offering the potential for the funds, over time, to access Wells Fargo’s infrastructure, resources and capabilities;

•	That EIMC and Wells Fargo representatives have stated that there is no present intention to change the funds’ existing advisory fees or expense limitations;
•

That the representatives of Wells Fargo have expressed their intention to pursue the integration of EIMC and the funds with corresponding Wells Fargo businesses and funds only after a deliberative process designed to identify and retain the relative strengths of both organizations;

•	That the Wells Fargo representatives expect that the deliberative process and any subsequent integration will take more than a year;
•

That, in the meantime, Wells Fargo expects to retain, largely in its current form, the existing EIMC management team and investment advisory and other key professionals and to operate EIMC following the merger as a separate business unit under the Evergreen brand;

•	That Wells Fargo and EIMC would consult with the Trustees before implementing any significant changes that would affect the funds or the services provided by EIMC or its affiliates to the funds;
•	Wells Fargo’s experience and approach with respect to acquisitions of other fund complexes;
•

The fact that, if the New Agreements were not approved, on March 19, 2009, the Subsequent Interim Agreements will expire and the funds will no longer have a contractual right to investment advisory services from EIMC or any sub-advisors;

•	That EIMC’s management supports the merger; and
•

That representatives of EIMC have committed that the funds will not bear the expenses relating to Wells Fargo’s acquisition of Wachovia, including the costs of soliciting fund shareholders to approve the New Agreements.

Based on the foregoing, the Trustees, including all of the Trustees who are not “interested persons” of the funds or EIMC, unanimously approved the second set of Interim Agreements and the New Agreements.

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

565210 rv6 03/2009

Evergreen New Jersey Municipal Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND‘S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
24	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
25	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen New Jersey Municipal Money Market Fund for the twelve-month period ended January 31, 2009 (the “period”).

After contracting in the fourth quarter of 2007, the U.S. economy held up relatively well in the first half of 2008. However, these gains were largely due to strength in government spending and exports, powered higher by the weakening U.S. currency. At the same time, home prices continued to fall and job losses persisted. September 2008 marked a crucial event, when federal officials allowed for the collapse of Lehman Brothers, which history will likely judge as a colossal policy failure. The collateral damage from this event led to further collapse. Venerable financial institutions fell like dominos in the ensuing weeks as distrust prevailed and counter-party risk, whether real or imagined, escalated. Inter-bank lending ceased to exist, and the credit markets froze.

Consequently, officials at the Federal Reserve Board and U.S. Treasury increased their involvement, utilizing innovative measures to improve both liquidity and confidence. These efforts culminated with Congress’ approval of the $700 billion Troubled Asset Relief Program (“TARP”), enacted to purchase distressed mortgage-related securities, until the Treasury decided against it one month after TARP’s approval. Not surprisingly, confidence at the consumer and investor levels was shaken further, and banks, despite the recapitalization efforts to revive their balance sheets, became both increasingly vigilant and militant relative to their lending policies. As a result, economic activity in the fourth quarter of 2008 was positioned to be among the weakest in history.

During the period, the management teams of Evergreen’s money market funds held to their discipline, seeking competitive income through investments in high-quality, short-term securities while retaining an emphasis on capital preservation.

As we look back over the extraordinary series of events during the period, we believe it is vitally important for all investors to keep perspective and remain focused on their long-term strategies. Most importantly, we continue to urge investors to pursue fully diversified strategies in order to participate in future market gains and limit the risks of potential losses. If they haven’t already done so, we encourage individual investors to work with their financial advisors to develop a diversified, long-term strategy and, most importantly, to adhere to it. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery,

1

LETTER TO SHAREHOLDERS continued

innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notices to Shareholders:

•

On December 31, 2008, Wachovia Corporation merged with and into Wells Fargo & Company (“Wells Fargo”). As a result of the merger, Evergreen Investment Management Company, LLC (“EIMC”), Tattersall Advisory Group, Inc., First International Advisors, LLC, Metropolitan West Capital Management, LLC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC, are subsidiaries of Wells Fargo.

•	Effective January 1, 2009, W. Douglas Munn became President and Chief Executive Officer of the Evergreen Funds.

3

FUND AT A GLANCE

as of January 31, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Mathew M. Kiselak; Ladson Hart; James Randazzo

PERFORMANCE AND RETURNS *

Portfolio inception date: 10/26/1998

Class inception date	Class A 10/26/1998	Class S 6/30/2000	Class I 4/5/1999

Nasdaq symbol	ENJXX	N/A	EJMXX

Average annual return

1-year	1.33%	1.03%	1.63%

5-year	1.92%	1.62%	2.22%

10-year	1.92%	1.66%	2.21%

7-day annualized yield	0.23%	0.05%	0.52%

30-day annualized yield	0.28%	0.07%	0.58%

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes S and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes S and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower while returns for Class I would have been higher.

The advisor is reimbursing a portion of the 12b-1 fee for Class S. Had the fee not been reimbursed, returns for Class S would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be highly illiquid. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of January 31, 2009, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2008	Ending Account Value 1/31/2009	Expenses Paid During Period*

Actual
Class A	$1,000.00	$1,006.74	$4.49
Class S	$1,000.00	$1,005.29	$5.90
Class I	$1,000.00	$1,008.25	$2.98
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,020.66	$4.52
Class S	$1,000.00	$1,019.25	$5.94
Class I	$1,000.00	$1,022.17	$3.00

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.89% for Class A, 1.17% for Class S and 0.59% for Class I), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS A	2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.03	0.03	0.02	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.33%	3.04%	2.77%	1.83%	0.65%

Ratios and supplemental data
Net assets, end of period (millions)	$36	$36	$22	$20	$23
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.87%	0.87%	0.87%	0.88%	0.89%
Expenses excluding waivers/reimbursements and expense reductions	0.87%	0.87%	0.87%	0.88%	0.90%
Net investment income (loss)	1.30%	2.77%	2.74%	1.78%	0.62%

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S	2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.03	0.02	0.02	0

Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.02)	(0.02)	0 [1]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.03%	2.73%	2.46%	1.54%	0.35%

Ratios and supplemental data
Net assets, end of period (millions)	$225	$211	$169	$162	$171
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.17%	1.17%	1.17%	1.17%	1.16%
Expenses excluding waivers/reimbursements and expense reductions	1.18%	1.17%	1.17%	1.18%	1.17%
Net investment income (loss)	1.00%	2.48%	2.42%	1.51%	0.48%

1	Amount represents less than $0.005 per share.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS I	2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.03	0.03	0.02	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.63%	3.35%	3.07%	2.13%	0.95%

Ratios and supplemental data
Net assets, end of period (millions)	$19	$21	$15	$10	$5
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.58%	0.57%	0.57%	0.58%	0.59%
Expenses excluding waivers/reimbursements and expense reductions	0.58%	0.57%	0.57%	0.58%	0.60%
Net investment income (loss)	1.60%	3.07%	3.02%	2.19%	0.89%

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

January 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.7%
CONTINUING CARE RETIREMENT COMMUNITY 2.1%
Georgetown, TX Hlth. Facs. Dev. Auth. RB, Wesleyan Homes, Inc. Proj., 0.69%, VRDN, (LOC: Regions Bank)	$5,900,000	$5,900,000

EDUCATION 5.3%
Knox Cnty., TN Hlth. & Edl. Facs. RB, Johnson Bible College Proj., Ser. 2006, 0.78%, VRDN, (LOC: AmSouth Bancorp)	7,300,000	7,300,000
New Jersey EDA RB, Princeton Day Sch. Proj., 0.52%, VRDN, (LOC: Bank of New York Mellon Corp.)	5,000,000	5,000,000
New Jersey Edl. Facs. Auth. RRB, Princeton Univ. Proj., Ser. SG148, 0.50%, VRDN, (Gtd. by Societe Generale)	2,650,000	2,650,000

		14,950,000

GENERAL OBLIGATION – LOCAL 5.4%
Hoboken, NJ GO TAN, Ser. DBE-689, 0.47%, VRDN, (Liq.: Deutsche Bank AG)	15,030,000	15,030,000

GENERAL OBLIGATION – STATE 3.8%
New Jersey GO, Ser. 2509, 3.06%, VRDN, (Insd. by AMBAC & SPA: Dexia SA)	1,000,000	1,000,000
New Jersey Refunding GO, Ser. E, 6.00%, 07/15/2009	6,500,000	6,604,937
Puerto Rico Cmnwlth. Austin Trust Variable Cert. GO, Ser. 2008-355, 0.53%, VRDN, (LOC: Bank of America Corp.)	3,000,000	3,000,000

		10,604,937

HOSPITAL 8.9%
Camden Cnty., NJ Impt. Auth. Hlth. Care Redev. RB, The Cooper Hlth. Sys. Proj., Ser. 2004-B, 0.45%, VRDN, (LOC: Commerce Bancorp, Inc.)	12,425,000	12,425,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, 0.49%, VRDN, (Insd. by MBIA & Liq.: Merrill Lynch & Co., Inc.)	700,000	700,000
New Jersey Healthcare Facs. Fin. Auth. RB:
Barnabas Healthcare Sys., Inc., Ser. A, 0.30%, VRDN, (LOC: Chase Manhattan Bank)	6,050,000	6,050,000
Somerset Med. Ctr. Proj., Ser. 2008, 0.50%, VRDN, (LOC: TD Banknorth, NA)	3,400,000	3,400,000
St. Peters Univ. Hosp. Proj., Ser. 2000-B, 0.45%, VRDN, (LOC: Bank of America Corp.)	2,510,000	2,510,000

		25,085,000

HOUSING 9.4%
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Class F, 0.60%, VRDN, (Gtd. by & LOC: Lloyds TSB Group plc)	655,000	655,000
Class I, 0.68%, VRDN, (LOC: Lloyds TSB Group plc)	1,535,000	1,535,000
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB:
Ser. A, 1.20%, VRDN, (Insd. by FSA & Liq.: Lloyds TSB Group plc)	7,145,000	7,145,000
Ser. F, 0.45%, VRDN, (LOC: Bank of America Corp.)	7,600,000	7,600,000
New Jersey Hsg. & Mtge. Fin. Agcy. RB, Ser. 2008, 0.93%, VRDN, (Insd. by FSA & LOC: Bank of America Corp.)	1,310,000	1,310,000
Puerto Rico HFA RB, PUTTER, Ser. 2984, 0.53%, VRDN, (Liq.: JPMorgan Chase & Co.)	8,180,000	8,180,000

		26,425,000

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

January 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 9.0%
Frankfort, IN EDRB, Gen. Seating of America Proj., Ser. 1997, 1.65%, VRDN, (LOC: Dai-Ichi Kangyo Bank, Ltd.)	$975,000	$975,000
Logan City, UT IDRB, Scientific Tech, Inc., 0.75%, VRDN, (LOC: Bank of the West)	1,550,000	1,550,000
New Jersey EDA RB:
El Dorado Terminals Proj., Ser. B, 0.15%, VRDN, (LOC: SunTrust Banks, Inc.)	850,000	850,000
Paddock Realty, LLC Proj., 0.73%, VRDN, (LOC: Wells Fargo & Co.)	1,105,000	1,105,000
Ser. 3824, 3.07%, VRDN, (SPA: Dexia SA)	13,500,000	13,500,000
New Jersey EDA RRB, Dieter Weissenrieder, Ser. A, 0.62%, VRDN, (LOC: Washington Mutual, Inc.)	1,745,000	1,745,000
St. Tammany Parish, LA Dev. Dist. Auth. RB, Main Street Holdings Proj., Ser. A, 0.83%, VRDN, (LOC: Regions Bank)	5,400,000	5,400,000

		25,125,000

LEASE 2.3%
New Jersey Bldg. Auth. RB, Subser. A-3, 0.30%, VRDN, (SPA: Bank of Nova Scotia)	6,350,000	6,350,000

MISCELLANEOUS REVENUE 14.3%
Citizens Property Insurance Corp. Florida Rev. Notes, Ser. 2008-A-2, 4.50%, 06/01/2009, (Insd. by Citizens Property Insurance Corp.)	10,000,000	10,031,521
New Jersey EDA RB:
Bayonne Impt. Proj.:
Ser. 1993-A, 0.15%, VRDN, (LOC: SunTrust Banks, Inc.)	5,700,000	5,700,000
Ser. 1993-B, 0.15%, VRDN, (LOC: SunTrust Banks, Inc.)	10,000,000	10,000,000
Republic Svcs., Inc. Proj., 0.55%, VRDN, (LOC: Bank of America Corp.)	625,000	625,000
New Jersey EDRB, Bayonne Impt. Proj., Ser. C, 0.15%, VRDN, (LOC: SunTrust Banks, Inc.)	10,000,000	10,000,000
New Jersey Env. Infrastructure RB, MSTR, Ser. 2001-A, 0.50%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,200,000	2,200,000
New York, NY RB, PUTTER, Ser. 3126, 0.61%, VRDN, (Liq.: JP Morgan Chase & Co.)	1,600,000	1,600,000

		40,156,521

PORT AUTHORITY 0.5%
New York Port Auth. RB, Ser. 2008-1067, 0.63%, VRDN, (LOC: Bank of America Corp.)	1,415,000	1,415,000

SPECIAL TAX 3.2%
Garden State New Jersey Preservation RB, Open Space & Farmland, Ser. 2865, 0.93%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	4,185,000	4,185,000
New Jersey EDA Motor Vehicle RB, Ser. 2008-3303, 0.48%, VRDN, (Insd. by BHAC & LOC: Bank of America Corp.)	2,190,000	2,190,000
Puerto Rico Sales Tax Financing Corp. RB, Deutsche Bank Spears Trust, Ser. DBE-627A, 0.45%, VRDN, (Liq.: Deutsche Bank AG)	2,490,000	2,490,000

		8,865,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
STUDENT LOAN 5.4%
New Jersey Higher Ed. Assistance Auth. RB, ROC-RR-II-R 11571, Ser. 2008-A, 0.88%, VRDN, (Insd. by Assured Guaranty Corp. & Liq.: Citibank, NA)	$4,800,000	$4,800,000
Pennsylvania Higher Ed. Assistance Agcy. Student Loan RB, Ser. 1999-A, 2.50%, VRDN, (Insd. by AMBAC & SPA: Morgan Stanley)	10,300,000	10,300,000

		15,100,000

TRANSPORTATION 25.0%
Clipper Tax-Exempt Cert. Trust RB, Ser. 2007-42, 0.58%, VRDN, (Gtd. by State Street Corp.)	12,300,000	12,300,000
Delaware River & Bay Auth. RB, 0.30%, VRDN, (LOC: TD Banknorth, NA)	3,800,000	3,800,000
Macon Trust RB, Ser. 2007-324, 3.53%, VRDN, (Insd. by FSA & LOC: Bank of America Corp.)	5,000,000	5,000,000
New Jersey Deutsche Bank Spears Trust RB:
0.47%, VRDN, (Insd. by FSA & SPA: Deutsche Bank AG)	3,000,000	3,000,000
Ser. 2006-A, 0.51%, VRDN, (Insd. by MBIA & Liq.: Deutsche Bank AG)	3,800,000	3,800,000
Ser. 2006-C, 0.51%, VRDN, (Insd. by FSA & Liq.: Deutsche Bank AG)	3,590,000	3,590,000
New Jersey Trans. Auth. RB:
3.07%, VRDN, (Insd. by FGIC)	2,550,000	2,550,000
Ser. 3859, 3.07%, VRDN, (SPA: Dexia SA)	8,590,000	8,590,000
New Jersey Trans. Corp. COP RB, Ser. PT-3751, 1.06%, VRDN, (Insd. by FSA & Liq.: Merrill Lynch & Co., Inc.)	10,000,000	10,000,000
New Jersey TTFA RB:
Ser. 038, 0.48%, VRDN, (Insd. by AMBAC & Liq.: Wells Fargo & Co.)	10,535,000	10,535,000
Ser. 241, 0.93%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	1,170,000	1,170,000
Ser. DC-8033, 3.50%, VRDN, (Insd. by FSA & LOC: Dexia SA)	5,870,000	5,870,000

		70,205,000

UTILITY 5.1%
Delaware EDA RB, Delmarva Power & Light Co. Proj.:
Ser. 1988, 2.05%, VRDN, (Gtd. by Delmarva Power & Light Co.)	1,100,000	1,100,000
Ser. 1994, 2.05%, VRDN, (Gtd. by Delmarva Power & Light Co.)	500,000	500,000
New Jersey EDA RB, Pivotal Util. Holdings, Inc. Proj., Ser. 2007, 0.18%, VRDN, (LOC: Wells Fargo & Co.)	900,000	900,000
New Jersey EDA Thermal Energy Facs. RB, 0.70%, VRDN, (LOC: Bank One)	1,605,000	1,605,000
Puerto Rico Elec. Power Auth. RB:
Class A, 0.50%, VRDN, (Insd. by FSA & Liq.: Societe Generale)	3,780,000	3,780,000
Ser. UU, Class A, 0.51%, VRDN, (Liq.: Societe Generale)	3,200,000	3,200,000
Puerto Rico Elec. Power Auth. RRB, Ser. VV, Class A, 0.50%, VRDN, (SPA: Societe Generale)	3,165,000	3,165,000

		14,250,000

Total Investments (cost $279,461,458) 99.7%		279,461,458
Other Assets and Liabilities 0.3%		966,572

Net Assets 100.0%		$280,428,030

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2009

VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2009.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
PUTTER	Puttable Tax-Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SPA	Securities Purchase Agreement
TAN	Tax Anticipation Note
TTFA	Transportation Trust Fund Authority

The following table shows the percent of total investments by geographic location as of January 31, 2009:

New Jersey	72.6%
Puerto Rico	8.5%
Pennsylvania	3.7%
Florida	3.6%
Tennessee	2.6%
Texas	2.1%
Delaware	1.9%
Louisiana	1.9%
New York	1.1%
Utah	0.6%
Indiana	0.3%
Wisconsin	0.3%
Non-state specific	0.8%

100.0%

The following table shows the percent of total investments by credit quality as of January 31, 2009 (unaudited):

Tier 1	99.0%
Tier 2	0.6%
NR	0.4%

100.0%

The following table shows the percent of total investments by maturity as of January 31, 2009 (unaudited):

2-7 days	94.0%
121-240 days	6.0%

100.0%

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2009

Assets
Investments at amortized cost	$279,461,458
Interest receivable	1,308,556
Prepaid expenses and other assets	48,836

Total assets	280,818,850

Liabilities
Dividends payable	9,301
Due to custodian bank	349,138
Advisory fee payable	4,708
Due to other related parties	2,436
Printing and postage expenses payable	12,718
Custodian and accounting fees payable	6,484
Accrued expenses and other liabilities	6,035

Total liabilities	390,820

Net assets	$280,428,030

Net assets represented by
Paid-in capital	$280,235,901
Undistributed net investment income	192,129

Total net assets	$280,428,030

Net assets consists of
Class A	$35,926,982
Class S	225,385,601
Class I	19,115,447

Total net assets	$280,428,030

Shares outstanding (unlimited number of shares authorized)
Class A	35,890,804
Class S	225,237,185
Class I	19,107,912

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Year Ended January 31, 2009

Investment income
Interest	$6,261,501

Expenses
Advisory fee	1,186,053
Distribution Plan expenses
Class A	103,169
Class S	1,418,929
Administrative services fee	173,558
Transfer agent fees	74,288
Trustees’ fees and expenses	6,477
Printing and postage expenses	26,900
Custodian and accounting fees	82,100
Registration and filing fees	34,432
Professional fees	25,763
Other	49,850

Total expenses	3,181,519
Less: Expense reductions	(5,557)
Fee waivers and expense reimbursements	(16,765)

Net expenses	3,159,197

Net investment income	3,102,304

Net realized gains on investments	232,996

Net increase in net assets resulting from operations	$3,335,300

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,

	2009		2008

Operations
Net investment income		$3,102,304		$5,943,552
Net realized gains on investments		232,996		394,121

Net increase in net assets resulting from operations		3,335,300		6,337,673

Distributions to shareholders from
Net investment income
Class A		(451,430)		(884,295)
Class S		(2,389,026)		(5,018,990)
Class I		(297,434)		(528,350)

Total distributions to shareholders		(3,137,890)		(6,431,635)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	103,092,271	103,092,271	118,482,615	118,482,615
Class S	1,863,245,710	1,863,245,710	1,329,315,222	1,329,315,222
Class I	92,151,778	92,151,778	89,542,101	89,542,101

		2,058,489,759		1,537,339,938

Net asset value of shares issued in reinvestment of distributions
Class A	389,275	389,275	737,772	737,772
Class S	2,389,026	2,389,026	5,018,990	5,018,990
Class I	54,110	54,110	109,198	109,198

		2,832,411		5,865,960

Payment for shares redeemed
Class A	(103,699,522)	(103,699,522)	(105,225,106)	(105,225,106)
Class S	(1,851,135,296)	(1,851,135,296)	(1,292,342,349)	(1,292,342,349)
Class I	(94,251,011)	(94,251,011)	(83,813,814)	(83,813,814)

		(2,049,085,829)		(1,481,381,269)

Net increase in net assets resulting from capital share transactions		12,236,341		61,824,629

Total increase in net assets		12,433,751		61,730,667
Net assets
Beginning of period		267,994,279		206,263,612

End of period		$280,428,030		$267,994,279

Undistributed (overdistributed) net investment income		$192,129		$(5,281)

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen New Jersey Municipal Money Market Fund (the “Fund”) is a non-diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Class I shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records

17

NOTES TO FINANCIAL STATEMENTS continued

supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended January 31, 2009, the following amounts were reclassified:

Undistributed net investment income	$232,996
Accumulated net realized gains on investments	(232,996)

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.41% and declining to 0.30% as average daily net assets increase. For the year ended January 31, 2009, the advisory fee was equivalent to an annual rate of 0.41% of the Fund’s average daily net assets.

On October 3, 2008, Wells Fargo and Wachovia Corporation (“Wachovia”) announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that will include all of Wachovia’s banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40% voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may be deemed to control EIMC. If Wells Fargo is deemed to control EIMC, then the existing advisory agreement between the Fund and EIMC would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC with the same terms and conditions as the existing agreement which became effective upon the issuance of the preferred shares. EIMC’s receipt of the advisory fees under the interim advisory agreement is subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

18

NOTES TO FINANCIAL STATEMENTS continued

On December 31, 2008, Wachovia merged with and into Wells Fargo and as a result of the merger, EIMC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Service Company, LLC (“ESC”) became subsidiaries of Wells Fargo. After the merger, a new interim advisory agreement with the same terms and conditions between the Fund and EIMC went into effect.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended January 31, 2009, EIMC voluntarily waived its advisory fee in the amount of $97 and reimbursed Distribution Plan expenses (see Note 4) relating to Class S shares in the amount of $16,668.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the year ended January 31, 2009, the administrative services fee was equivalent to an annual rate of 0.06% of the Fund’s average daily net assets.

ESC, an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS, an affiliate of EIMC and a subsidiary of Wells Fargo serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A and Class S shares. However, currently the distribution fees for Class A shares are limited to 0.30% of the average daily net assets of the class and the distribution fees for Class S shares are limited to 0.60% of the average daily net assets of the class.

5. INVESTMENT TRANSACTIONS

On February 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

19

NOTES TO FINANCIAL STATEMENTS continued

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	279,461,458
Level 3 – Significant Unobservable Inputs	0

Total	$279,461,458

On January 31, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2009, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed Exempt-Interest Income	Temporary Book/Tax Differences

$203,047	$(10,918)

Additionally, short-term capital gains are considered ordinary income for income tax purposes. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid was as follows:

	Year Ended January 31,

	2009	2008

Ordinary Income	$206,611	$343,309
Exempt-Interest Income	2,893,901	6,029,603
Long-term Capital Gain	37,378	58,723

20

NOTES TO FINANCIAL STATEMENTS continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%. During the year ended January 31, 2009, the Fund had no borrowings.

11. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The Fund participates in the U.S. Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”). Unless extended by the U.S. Department of Treasury, the Program is due to expire on April 30, 2009. The Program seeks to guarantee the net asset value of certain shares of money market funds as of September 19, 2008. The Program applies only to shareholders of record of the Fund on September 19, 2008. Under the Program, if the Fund’s market value per share falls below $0.995 on any day while the Program is in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The number of shares of each record holder covered by the Program will be the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date the Program guarantee is triggered.

The Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008 for the initial 3-month term that expired on December 18, 2008. The annual fee was 0.01% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.015% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. The

21

NOTES TO FINANCIAL STATEMENTS continued

Fund paid an additional fee based on the number of shares outstanding as of September 19, 2008 to participate in the extension of the Program through April 30, 2009. The annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.022% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. The fees were amortized over the length of the participation in the Program. Participation in any further extension of the Program would require payment of additional participation fees.

12. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

13. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC, EIS and Evergreen Ultra Short Opportunities Fund (the “Ultra Short Fund”) concerning alleged issues surrounding the drop in net asset value of the Ultra Short Fund in May and June 2008. In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds.

22

NOTES TO FINANCIAL STATEMENTS continued

14. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen New Jersey Municipal Money Market Fund, a series of the Evergreen Money Market Trust, as of January 31, 2009 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2009 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen New Jersey Municipal Money Market Fund as of January 31, 2009, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 27, 2009

24

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long-term capital gain distributions of $37,378 for the fiscal year ended January 31, 2009.

For the fiscal year ended January 31, 2009, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 92.32%. The percentage of distributions subject to the federal alternative minimum tax and New Jersey state income tax will be reported to shareholders in January 2010.

SPECIAL MEETING OF SHAREHOLDERS

On March 12, 2009, a Special Meeting of Shareholders for the Fund was held to consider a number of proposals. On December 1, 2008, the record date for the meeting, the Fund had $264,383,566 of net assets outstanding of which $143,880,331 (54.42%) of net assets were represented at the meeting.

Proposal 1 — To consider and act upon a new investment advisory agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$136,282,116
Net assets voted “Against”	$1,902,136
Net assets voted “Abstain”	$5,696,079

25

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND‘S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. In September 2008, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen New Jersey Municipal Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of its deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process.In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. The Trustees began their 2008 review process at the time of the last advisory contract-renewal process in September 2007. In the course of their 2007 review, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the 2008 review process, the Trustees monitored each of these funds in particular for changes in performance and for the results of any changes in a fund’s investment process or investment team. In addition, during the course of the year, the Trustees regularly reviewed information regarding the investment performance of all of the funds, paying particular attention to funds whose performance since September 2007 indicated short-term or longer-term performance issues.

In spring 2008, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review as part of its 2008 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the independent Trustees, the information that EIMC and Keil provided. The Trustees formed small groups to review individual funds in greater detail. In addition, the Trustees

26

ADDITIONAL INFORMATION (unaudited) continued

considered information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone during the 2008 review process to consider the information provided by EIMC. The Committee then met with representatives of EIMC. In addition, over the period of this review, the independent Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with independent legal counsel at which no personnel of EIMC were present. At a meeting of the full Board of Trustees in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC and engaged in further review of the materials provided to it, and approved the continuation of each of the advisory and sub-advisory agreements.

In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, EIMC presents a wide variety of information regarding the services it performs, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of

27

ADDITIONAL INFORMATION (unaudited) continued

services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2007. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new Chief Compliance Officer for the funds in June of 2007 and a new Chief Investment Officer at EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC or its affiliates for such services. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. The Trustees also considered the investment performance of those other accounts managed by EIMC and its affiliates, where applicable, and concluded that the performance of those accounts did not suggest any substantial difference in the quality of the service provided by EIMC and its affiliates to those accounts.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. The Board considered that EIS, an affiliate of EIMC, serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions, including Wachovia Securities, LLC and its affiliates, that hold fund shares in omnibus accounts,

28

ADDITIONAL INFORMATION (unaudited) continued

and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that an affiliate of EIMC had won recognition from Dalbar customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

In the period leading up to the Trustees’ approval of continuation of the investment advisory agreements, the Trustees were mindful of the financial condition of Wachovia Corporation (“Wachovia”), EIMC’s parent company. They considered the possibility that a significant adverse change in Wachovia’s financial condition could impair the ability of EIMC or its affiliates to perform services for the funds at the same level as in the past. The Trustees concluded that any change in Wachovia’s financial condition had not to date had any such effect, but determined to monitor EIMC’s and its affiliates’ performance, and financial conditions generally, going forward in order to identify any such impairment that may develop and to take appropriate action.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within

29

ADDITIONAL INFORMATION (unaudited) continued

the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-, three-, and five-year periods ended December 31, 2007, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the Merrill Lynch Three-Month U.S. Treasury Bill Index, and had performed relatively favorably compared to the limited universe of similarly managed mutual funds against which the Trustees compared the Fund’s performance. The Trustees noted that the Fund’s benchmark index does not represent a broad-based index of tax-advantaged securities.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees also noted that EIMC had appointed a new Chief Investment Officer in August of 2008 who had not yet had sufficient time to evaluate and direct remedial efforts with respect to funds that have experienced a substantial period of relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was higher than the management fees paid by most of the other mutual funds against which the Trustees compared the Fund’s management fee. They noted that the level of profitability realized by EIMC in respect of the fee did not appear excessive, particularly in light of the potential business and other risks to sponsors of money market funds evidenced in recent periods. The Trustees also noted generally the apparent willingness of

30

ADDITIONAL INFORMATION (unaudited) continued

the Evergreen and Wachovia organizations to provide financial support to the Evergreen money market funds during recent difficult periods in the fixed-income securities markets, and the substantial expenses incurred by those firms in the past year to do so (although not specifically in respect of the Fund). The Trustees also considered in this regard that the number of other mutual funds focusing their investments in New Jersey municipal money market instruments is small and that, as a result, a comparison of the Fund’s advisory fees with that of its peer mutual funds (which included a number of municipal money market funds focusing their investments on municipal money market instruments of issuers in other states) may be of limited utility.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

Matters Relating to Approval of Interim Advisory and Sub-Advisory Agreements. Following the Trustees’ approval of the continuation of the funds’ investment advisory agreements, Wells Fargo & Company (“Wells Fargo”) announced that it had agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia’s banking and other businesses, including EIMC. In connection with this transaction, on October 20, 2008, Wachovia issued preferred shares representing a 39.9% voting interest in Wachovia to Wells Fargo pursuant to a Share Exchange Agreement. Wells Fargo subsequently completed its acquisition of Wachovia on December 31, 2008.

Under the 1940 Act, both the issuance of the preferred shares to Wells Fargo and the completion of the acquisition could be viewed as resulting in the termination of the funds’

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ADDITIONAL INFORMATION (unaudited) continued

investment advisory and sub-advisory agreements. Accordingly, on October 20, 2008, the Board of Trustees approved interim investment advisory and sub-advisory agreements that would become effective upon Wachovia’s issuance of preferred shares to Wells Fargo. On November 12, 2008, the Trustees approved a second set of interim investment advisory and sub-advisory agreements that would become effective upon the completion of the acquisition. (The first set of interim agreements approved on October 20, 2008, together with the second set of interim agreements approved November 12, 2008, are referred to as “Interim Agreements.”) In addition, the Trustees approved on November 12, 2008, and again at an in-person meeting on December 3 and 4, 2008, definitive investment advisory and sub-advisory agreements (the “New Agreements”) and recommended that shareholders of the funds approve them at meetings to be held in early 2009.

In considering whether to approve the first set of Interim Agreements on October 20, 2008, the Trustees took into account that they had recently approved the annual continuation of all of the funds’ existing investment advisory and sub-advisory agreements in September 2008. The Trustees reviewed the terms of the Interim Agreements, noting that the terms were generally identical to those of the funds’ investment advisory agreements that were in effect before October 20, 2008 (but for provisions required by law to be included in the Interim Agreements). They also took into account current and anticipated market and economic conditions, the financial condition of EIMC and of Wachovia generally, and the likely effect of the merger on the financial condition of Wachovia. In general, the Trustees considered that the proposed merger of Wachovia with Wells Fargo would very likely improve substantially the financial condition of EIMC’s parent company, increase the capital available to support the funds, and ensure that EIMC and its affiliates would have the resources to provide continuing services to the funds. In light principally of these considerations and their recent continuation of the funds’ investment advisory arrangements in September, the Trustees unanimously approved the first set of Interim Agreements that became effective on October 20, 2008.

In addition to the foregoing, at their meetings on November 12, 2008 and December 3 and 4, 2008 when the Trustees considered whether to approve the second set of Interim Agreements as well as the New Agreements, the Trustees considered presentations made to them on November 12, 2008 by representatives of EIMC and Wells Fargo regarding the anticipated implications of the merger for EIMC and the funds. The Trustees also considered:

•

Their understanding that the merger was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC would provide to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high quality services;

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ADDITIONAL INFORMATION (unaudited) continued

•

Information about Wells Fargo’s financial condition, reputation, and resources, and the likelihood that the merger would result in improved organizational stability for EIMC, benefiting the funds as well as offering the potential for the funds, over time, to access Wells Fargo’s infrastructure, resources and capabilities;

•	That EIMC and Wells Fargo representatives have stated that there is no present intention to change the funds’ existing advisory fees or expense limitations;
•

That the representatives of Wells Fargo have expressed their intention to pursue the integration of EIMC and the funds with corresponding Wells Fargo businesses and funds only after a deliberative process designed to identify and retain the relative strengths of both organizations;

•	That the Wells Fargo representatives expect that the deliberative process and any subsequent integration will take more than a year;
•

That, in the meantime, Wells Fargo expects to retain, largely in its current form, the existing EIMC management team and investment advisory and other key professionals and to operate EIMC following the merger as a separate business unit under the Evergreen brand;

•	That Wells Fargo and EIMC would consult with the Trustees before implementing any significant changes that would affect the funds or the services provided by EIMC or its affiliates to the funds;
•	Wells Fargo’s experience and approach with respect to acquisitions of other fund complexes;
•

The fact that, if the New Agreements were not approved, on March 19, 2009, the Subsequent Interim Agreements will expire and the funds will no longer have a contractual right to investment advisory services from EIMC or any sub-advisors;

•	That EIMC’s management supports the merger; and
•

That representatives of EIMC have committed that the funds will not bear the expenses relating to Wells Fargo’s acquisition of Wachovia, including the costs of soliciting fund shareholders to approve the New Agreements.

Based on the foregoing, the Trustees, including all of the Trustees who are not “interested persons” of the funds or EIMC, unanimously approved the second set of Interim Agreements and the New Agreements.

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35

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

36

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

565213 rv6 03/2009

Evergreen New York Municipal Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
25	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
26	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen New York Municipal Money Market Fund for the twelve-month period ended January 31, 2009 (the “period”).

After contracting in the fourth quarter of 2007, the U.S. economy held up relatively well in the first half of 2008. However, these gains were largely due to strength in government spending and exports, powered higher by the weakening U.S. currency. At the same time, home prices continued to fall and job losses persisted. September 2008 marked a crucial event, when federal officials allowed for the collapse of Lehman Brothers, which history will likely judge as a colossal policy failure. The collateral damage from this event led to further collapse. Venerable financial institutions fell like dominos in the ensuing weeks as distrust prevailed and counter-party risk, whether real or imagined, escalated. Inter-bank lending ceased to exist, and the credit markets froze.

Consequently, officials at the Federal Reserve Board and U.S. Treasury increased their involvement, utilizing innovative measures to improve both liquidity and confidence. These efforts culminated with Congress’ approval of the $700 billion Troubled Asset Relief Program (“TARP”), enacted to purchase distressed mortgage-related securities, until the Treasury decided against it one month after TARP’s approval. Not surprisingly, confidence at the consumer and investor levels was shaken further, and banks, despite the recapitalization efforts to revive their balance sheets, became both increasingly vigilant and militant relative to their lending policies. As a result, economic activity in the fourth quarter of 2008 was positioned to be among the weakest in history.

During the period, the management teams of Evergreen’s money market funds held to their discipline, seeking competitive income through investments in high-quality, short-term securities while retaining an emphasis on capital preservation.

As we look back over the extraordinary series of events during the period, we believe it is vitally important for all investors to keep perspective and remain focused on their long-term strategies. Most importantly, we continue to urge investors to pursue fully diversified strategies in order to participate in future market gains and limit the risks of potential losses. If they haven’t already done so, we encourage individual investors to work with their financial advisors to develop a diversified, long-term strategy and, most importantly, to adhere to it. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery,

1

LETTER TO SHAREHOLDERS continued

innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notices to Shareholders:

•

On December 31, 2008, Wachovia Corporation merged with and into Wells Fargo & Company (“Wells Fargo”). As a result of the merger, Evergreen Investment Management Company, LLC (“EIMC”), Tattersall Advisory Group, Inc., First International Advisors, LLC, Metropolitan West Capital Management, LLC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC, are subsidiaries of Wells Fargo.

•	Effective January 1, 2009, W. Douglas Munn became President and Chief Executive Officer of the Evergreen Funds.

3

FUND AT A GLANCE

as of January 31, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Mathew M. Kiselak; Ladson Hart; James Randazzo

PERFORMANCE AND RETURNS*

Portfolio inception date: 9/24/2001

	Class A	Class S	Class I
Class inception date	9/24/2001	9/24/2001	9/24/2001

Nasdaq symbol	ENYXX	N/A	ENIXX

Average annual return

1-year	1.41%	1.12%	1.71%

5-year	1.92%	1.62%	2.23%

Since portfolio inception	1.52%	1.23%	1.83%

7-day annualized yield	0.05%	0.05%	0.31%

30-day annualized yield	0.18%	0.05%	0.45%

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee.

The advisor is reimbursing a portion of the 12b-1 fees for Class A and Class S. Had the fees not been reimbursed, returns for Class A and Class S would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be highly illiquid. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of January 31, 2009, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2008	Ending Account Value 1/31/2009	Expenses Paid During Period*

Actual
Class A	$1,000.00	$1,007.29	$4.34
Class S	$1,000.00	$1,005.91	$5.70
Class I	$1,000.00	$1,008.77	$2.83
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,020.81	$4.37
Class S	$1,000.00	$1,019.46	$5.74
Class I	$1,000.00	$1,022.32	$2.85

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.86% for Class A, 1.13% for Class S and 0.56% for Class I), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS A	2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.03	0.03	0.02	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.41%	2.92%	2.88%	1.84%	0.58%

Ratios and supplemental data
Net assets, end of period (thousands)	$25,597	$51,071	$47,842	$40,856	$78,542
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.85%	0.86%	0.86%	0.86%	0.87%
Expenses excluding waivers/reimbursements and expense reductions	0.85%	0.86%	0.86%	0.87%	0.91%
Net investment income (loss)	1.36%	2.84%	2.72%	1.71%	0.58%

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S	2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.03	0.03	0.02	0

Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.03)	(0.02)	0 [1]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.12%	2.61%	2.57%	1.54%	0.30%

Ratios and supplemental data
Net assets, end of period (thousands)	$357,605	$273,501	$249,845	$245,347	$289,872
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.14%	1.16%	1.16%	1.16%	1.11%
Expenses excluding waivers/reimbursements and expense reductions	1.16%	1.16%	1.16%	1.17%	1.15%
Net investment income (loss)	1.06%	2.54%	2.41%	1.46%	0.54%

1	Amount represents less than $0.005 per share.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS I	2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.03	0.03	0.02	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.71%	3.23%	3.18%	2.15%	0.89%

Ratios and supplemental data
Net assets, end of period (thousands)	$12,241	$18,163	$60,677	$11,915	$3,420
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.55%	0.56%	0.56%	0.57%	0.56%
Expenses excluding waivers/reimbursements and expense reductions	0.55%	0.56%	0.56%	0.58%	0.60%
Net investment income (loss)	1.69%	3.13%	2.98%	2.26%	0.92%

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

January 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.8%
AIRPORT 2.5%
Albany Cnty., NY Arpt. Auth. RRB, Ser. A, 0.70%, VRDN, (LOC: Bank of America Corp.)	$6,800,000	$6,800,000
Onondaga Cnty., NY Indl. Dev. Agcy. Arpt. Facs. RB, Syracuse Executive Air Svcs., Inc. Proj., Ser. A, 0.60%, VRDN, (LOC: U.S. Bank, NA)	3,000,000	3,000,000

		9,800,000

COMMUNITY DEVELOPMENT DISTRICT 0.5%
Seneca Cnty., NY IDA RB, KidsPeace Natl. Centers Proj., 1.05%, VRDN, (LOC: KeyCorp)	1,900,000	1,900,000

CONTINUING CARE RETIREMENT COMMUNITY 1.1%
Lancaster Township, NY IDA RB, Greenfield Manor, Inc. Proj., 0.56%, VRDN, (LOC: M&T Bank Corp.)	4,275,000	4,275,000

EDUCATION 6.9%
Birmingham, AL Edl. Bldg. Auth. Tuition RB, Miles College Proj., Ser. 2004-A, 0.93%, VRDN, (LOC: Regions Bank)	4,140,000	4,140,000
Jackson, TN Hlth. & Edl. Facs. Board RRB, Trinity Christian Academy Proj., Ser. 2002, 0.93%, VRDN, (LOC: Bank of New York Mellon Corp.)	2,815,000	2,815,000
Monroe Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Harley Sch. Proj., Ser. 2008, 0.53%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	8,860,000	8,860,000
New York Dorm Auth. RB:
Eclipse Funding Trust, 0.44%, VRDN, (Insd. by AMBAC & Liq.: U.S. Bancorp)	3,195,000	3,195,000
St. John Fisher College Proj., Ser. A-2008, 0.65%, VRDN, (LOC: Citizens Banking Corp.)	2,000,000	2,000,000
New York, NY Cultural Residential RB, Lincoln Ctr. for the Performing Arts, Inc., Ser. 2008-B-1, 0.35%, VRDN, (LOC: U.S. Bank, NA)	3,750,000	3,750,000
St. Lawrence Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Potsdam Auxiliary College, Ser. 2007, 0.68%, VRDN, (LOC: Citizens Banking Corp.)	2,500,000	2,500,000

		27,260,000

GENERAL OBLIGATION – LOCAL 2.1%
New York, NY GO:
Fiscal Year 2004, Ser. H-5, 0.55%, VRDN, (SPA: Dexia SA)	1,875,000	1,875,000
Fiscal Year 2006, Ser. I-7, 0.50%, VRDN, (LOC: Bank of America Corp.)	5,000,000	5,000,000
Ser. F-4, 0.25%, VRDN, (LOC: Royal Bank of Scotland)	1,300,000	1,300,000

		8,175,000

GENERAL OBLIGATION – STATE 1.7%
Puerto Rico Cmnwlth. Austin Trust Variable Cert. GO, Ser. 2008-355, 0.53%, VRDN, (LOC: Bank of America Corp.)	3,190,000	3,190,000
Puerto Rico Cmnwlth. Pub. Impt. GO, Ser. 2002-A, ROC-RR-II-R-185, 0.53%, VRDN, (LOC: CitiBank, NA)	3,715,000	3,715,000

		6,905,000

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

January 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 4.4%
Herkimer Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Templeton Foundation Proj., Ser. 2000, 1.05%, VRDN, (LOC: KeyCorp)	$590,000	$590,000
Knox Cnty., TN Indl. Dev. Board RB, Cherokee Hlth. Sys. Proj., Ser. 2006, 0.73%, VRDN, (Liq.: Morgan Keegan & Co., Inc.)	6,800,000	6,800,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, MT 545 Aurora Health Care, Inc., Ser. 1997, 0.49%, VRDN, (Insd. by MBIA & Liq.: Merrill Lynch & Co., Inc.)	3,400,000	3,400,000
Otsego Cnty., NY Indl. Dev. Agcy. RB, Templeton Foundation Proj., Ser. 2000-A, 1.25%, VRDN, (LOC: KeyCorp)	2,480,000	2,480,000
Steuben Cnty., NY Indl. Dev. Agcy RB:
Corning Hosp. Facs. Ctr. Proj., Ser. 2001, 0.85%, VRDN, (LOC: M&T Bank Corp.)	1,505,000	1,505,000
Guthrie Corning Dev. Facs. Proj., Ser. 2001, 0.85%, VRDN, (LOC: M&T Bank Corp.)	2,470,000	2,470,000

		17,245,000

HOUSING 43.3%
Albany, NY Hsg. Auth. Private Account RB, Historic Bleecker Terrace Assn. Proj., 2.00%, VRDN, (LOC: KeyCorp)	602,000	602,000
Atlanta, GA Urban Residential Finl. Auth. MHRB:
Lindbergh City Ctr. Apts., Ser. 2004, 0.73%, VRDN, (LOC: Regions Bank)	7,000,000	7,000,000
Peaks At West Atlanta, Ser. 2001, 0.79%, VRDN, (LOC: SunTrust Banks, Inc.)	4,600,000	4,600,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Class C, 0.68%, VRDN, (SPA: Lloyds TSB Group plc)	2,325,000	2,325,000
Class F, 0.60%, VRDN, (Gtd. by & LOC: Lloyds TSB Group plc)	1,935,000	1,935,000
MMA Finl. MHRB, Ser. A, Class A, 0.84%, VRDN, (Liq.: SunTrust Banks, Inc.)	4,395,000	4,395,000
Monroe Cnty., NY IDA RB, Urban Focus, LP Proj., Ser. 2007, 0.73%, VRDN, (LOC: FHLMC)	9,900,000	9,900,000
New York HFA RB, Archstone Westbury Hsg., Ser. 2004-A, 0.45%, VRDN, (LOC: Bank of America Corp.)	5,400,000	5,400,000
New York Hsg. Fin. Agcy. RB:
Admiral Halsey Sr. Apts., Ser. 2007-A, 0.60%, VRDN, (LOC: Bank of New York Mellon Corp.)	1,200,000	1,200,000
College Arms, Apts., Ser. 2008-A, 0.35%, VRDN, (Insd. by & Liq.: FHLMC)	3,800,000	3,800,000
West 23rd Street, Ser. 2002-A, 0.60%, VRDN, (Insd. by & Liq.: FNMA)	22,100,000	22,100,000
New York Hsg. Fin. Agcy. RRB, Victory Hsg., Ser. 2004-A, 0.40%, VRDN, (Liq.: FHLMC & LOC: Lloyds TSB Group plc)	2,500,000	2,500,000
New York Mtge. Agcy. Homeowner RB, Ser. 154, 4.75%, VRDN, (SPA: Dexia SA)	8,500,000	8,500,000
New York, NY Hsg. Dev. Corp. MHRB:
1904 Vyse Ave. Apts. Proj., Ser. 2005-A, 0.55%, VRDN, (LOC: HSBC Holdings plc)	4,035,000	4,035,000
2008, Ser. M, 1.20%, 12/22/2009, (LOC: by JPMorgan Chase & Co.)	12,375,000	12,375,000
Bathgate Ave. Apts., Ser. 2006-A, 0.60%, VRDN, (LOC: KeyBank, NA)	12,500,000	12,500,000
Brittany Dev. Proj., Ser. 1999-A, 0.35%, VRDN, (Insd. by & Liq.: FNMA)	8,000,000	8,000,000
Bruckne by the Bridge, Ser. 2008-A, 0.40%, VRDN, (LOC: JPMorgan Chase & Co.)	7,100,000	7,100,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
New York, NY Hsg. Dev. Corp. MHRB:
Lafontaine Ave. Apts., Ser. 2007-A, 0.60%, VRDN, (LOC: CitiBank, NA)	$3,535,000	$3,535,000
Louis Blvd. Apts. Proj., Ser. 2004-A, 0.25%, VRDN, (LOC: KeyCorp)	7,300,000	7,300,000
Queens Family Courthouse Apts., Ser. 2007-A, 0.48%, VRDN, (LOC: CitiBank NA)	7,800,000	7,800,000
Ser. 2008-A-1-B, 0.45%, VRDN, (LOC: JPMorgan Chase & Co.)	2,700,000	2,700,000
The Plaza, Ser. 2007-A, 0.55%, VRDN, (LOC: CitiBank, NA)	22,150,000	22,150,000
West End Towers, Ser. A, 0.35%, VRDN, (Insd. by & Liq.: FNMA)	5,500,000	5,500,000
New York, NY SFHRB, Ser. 132, 1.05%, VRDN, (SPA: Dexia SA)	1,000,000	1,000,000
Sherburne Cnty., MN Hsg. & Redev. Auth. IDRB, Apperts, Inc. Proj., Ser. 2001, 1.20%, VRDN, (LOC: LaSalle Bank Corp.)	2,840,000	2,840,000

		171,092,000

INDUSTRIAL DEVELOPMENT REVENUE 1.9%
Chenango Cnty., NY IDA RB, Baillie Lumber Proj., Ser. 2000-A, 0.90%, VRDN, (LOC: Citizens Banking Corp.)	1,551,000	1,551,000
Columbia Cnty., NY Indl. Dev. Agcy. RB, Rual Manufacturing Co., Inc. Proj., Ser. 1995-A, 0.60%, VRDN, (LOC: Bank of America Corp.)	2,890,000	2,890,000
Frankfort, IN EDRB, Gen. Seating of America Proj., Ser. 1997, 1.65%, VRDN, (LOC: Dai-Ichi Kangyo Bank, Ltd.)	630,000	630,000
New York, NY Indl. Dev. Agcy. RB, Contractors Sheet Metal, Inc., Ser. 2001, 0.80%, VRDN, (LOC: CitiBank, NA)	1,260,000	1,260,000
Sparks, NV EDRB, Rix Inds. Proj., 0.72%, VRDN, (LOC: Wells Fargo & Co.)	1,405,000	1,405,000

		7,736,000

MISCELLANEOUS REVENUE 17.1%
Citizens Property Insurance Corp. Florida Rev. Notes, Ser. 2008-A-2, 4.50%, 06/01/2009, (Insd. by Citizens Property Insurance Corp.)	10,000,000	10,031,521
Clipper Tax-Exempt Cert. Trust RB, Ser. 2007-03, 0.58%, VRDN, (Insd. by MBIA & Gtd. by State Street Corp.)	5,000,000	5,000,000
New York Urban Dev. Corp. Svc. Contract RRB, Ser. 2008A-4, 0.60%, VRDN, (LOC: JPMorgan Chase & Co.)	14,200,000	14,200,000
New York, NY TFA Bldg. RB, Fiscal Year 2007, Ser. S-1, ROC-RR-II-R 809PB, 0.93%, VRDN, (SPA: Deutsche Bank AG)	10,575,000	10,575,000
Pennsylvania EDFA Wastewater Treatment RRB, Sunoco, Inc., Proj., Ser. 2004-A, 0.70%, VRDN, (Gtd. by Sunoco, Inc.)	3,000,000	3,000,000
Puerto Rico Med. & Env. Pollution Ctl. Facs. RB, Becton Dickinson & Co., 2.30%, 03/01/2009, (Gtd. by Becton Dickinson & Co.)	2,100,000	2,100,000
Tompkins Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Cmnty. Property Ithaca, Inc., Ser. 2003-A, 0.63%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	17,715,000	17,715,000
Upstate New York Telecommunications Corp. RB, Ser. 2005, 0.58%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	5,000,000	5,000,000

		67,621,521

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 4.0%
Nassau Cnty., NY Interim Fin. Auth. Sales Tax RB, Ser. 2008-D, 1.75%, VRDN, (SPA: Dexia SA)	$1,900,000	$1,900,000
New York, NY RB, PUTTER, Ser. 3126, 0.61%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,395,000	6,395,000
New York, NY TFA RB, New York City Recovery Fiscal Year 2003 Proj.:
Ser. 2, 1.25%, VRDN, (SPA: Dexia SA)	3,285,000	3,285,000
Ser. 3, 1.25%, VRDN, (SPA: New York Common Retirement Fund)	4,400,000	4,400,000

		15,980,000

STUDENT LOAN 3.7%
Pennsylvania Higher Ed. Assistance Agcy. Student Loan RB, Ser. 1999-A, 2.50%, VRDN, (Insd. by AMBAC & SPA: Morgan Stanley)	14,600,000	14,600,000

TRANSPORTATION 2.1%
New Jersey Deutsche Bank Spears Trust RB, 2006, Ser. A, 0.51%, VRDN, (Insd. by MBIA & Liq.: Deutsche Bank AG)	300,000	300,000
Triborough Bridge & Tunnel Auth. RB:
Class A, 0.51%, VRDN, (LOC: Societe Generale)	3,830,000	3,830,000
Ser. A, 1.50%, VRDN, (LOC: U.S. Bank, NA)	4,385,000	4,385,000

		8,515,000

UTILITY 3.8%
Delaware EDA RB, Delmarva Power & Light Co. Proj.:
Ser. 1988, 2.05%, VRDN, (Gtd. by Delmarva Power & Light Co.)	400,000	400,000
Ser. 1994, 2.05%, VRDN, (Gtd. by Delmarva Power & Light Co.)	2,400,000	2,400,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Ser. 4147, 3.08%, VRDN, (Insd. by FGIC & SPA: Dexia SA)	1,995,000	1,995,000
Puerto Rico Elec. Power Auth. RB MSTR, Ser. UU, Class A, 0.51%, VRDN, (Liq.: Societe Generale)	5,080,000	5,080,000
Puerto Rico Elec. Power Auth. RRB, Ser. VV, Class A, 0.50%, VRDN, (SPA: Societe Generale)	5,000,000	5,000,000

		14,875,000

WATER & SEWER 4.7%
New York, NY Muni. Water Fin. Auth. RB:
Fiscal Year 2002, Ser. 3092, 0.44%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,000,000	6,000,000
Fiscal Year 2006, Ser. F-1, 1.00%, VRDN, (Liq.: Dexia Credit Local)	5,500,000	5,500,000
New York, NY Water & Sewer Sys. Fin. Auth. RRB, Ser. 1263, 0.93%, VRDN, (Insd. by JPMorgan Chase & Co.)	7,090,000	7,090,000

		18,590,000

Total Investments (cost $394,569,521) 99.8%		394,569,521
Other Assets and Liabilities 0.2%		873,779

Net Assets 100.0%		$395,443,300

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2009

VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2009.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
PUTTER	Puttable Tax-Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TFA	Transitional Finance Authority

The following table shows the percent of total investments by geographic location as of January 31, 2009:

New York	76.2%
Puerto Rico	5.3%
Pennsylvania	4.5%
Georgia	2.9%
Florida	2.5%
Tennessee	2.4%
Alabama	1.0%
Wisconsin	0.9%
Delaware	0.7%
Minnesota	0.7%
Nevada	0.4%
Indiana	0.2%
New Jersey	0.1%
Non-state specific	2.2%

100.0%

The following table shows the percent of total investments by credit quality as of January 31, 2009 (unaudited):

Tier 1	98.5%
Tier 2	1.5%

100.0%

The following table shows the percent of total investments by maturity as of January 31, 2009 (unaudited):

2-7 days	93.8%
8-60 days	0.5%
121-240 days	2.5%
241+ days	3.2%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2009

Assets
Investments at amortized cost	$394,569,521
Interest receivable	1,180,390
Receivable from investment advisor	33,802
Prepaid expenses and other assets	66,494

Total assets	395,850,207

Liabilities
Dividends payable	3,645
Due to custodian bank	376,459
Due to related parties	2,652
Printing and postage expenses payable	9,776
Custodian and accounting fees payable	9,851
Accrued expenses and other liabilities	4,524

Total liabilities	406,907

Net assets	$395,443,300

Net assets represented by
Paid-in capital	$395,419,534
Undistributed net investment income	23,766

Total net assets	$395,443,300

Net assets consists of
Class A	$25,596,846
Class S	357,605,008
Class I	12,241,446

Total net assets	$395,443,300

Shares outstanding (unlimited number of shares authorized)
Class A	25,567,463
Class S	357,617,274
Class I	12,247,879

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended January 31, 2009

Investment income
Interest	$9,022,141

Expenses
Advisory fee	1,639,792
Distribution Plan expenses
Class A	107,779
Class S	2,093,221
Administrative services fee	245,955
Transfer agent fees	109,364
Trustees’ fees and expenses	10,650
Printing and postage expenses	23,938
Custodian and accounting fees	112,597
Registration and filing fees	34,378
Professional fees	25,000
Other	67,953

Total expenses	4,470,627
Less: Expense reductions	(3,611)
Fee waivers and expense reimbursements	(65,120)

Net expenses	4,401,896

Net investment income	4,620,245

Net realized gains on investments	47,908

Net increase in net assets resulting from operations	$4,668,153

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,

	2009		2008

Operations
Net investment income		$4,620,245		$8,184,422
Net realized gains on investments		47,908		188,645

Net increase in net assets resulting from operations		4,668,153		8,373,067

Distributions to shareholders from
Net investment income
Class A		(496,723)		(1,375,236)
Class S		(3,810,721)		(6,307,728)
Class I		(430,859)		(596,623)

Total distributions to shareholders		(4,738,303)		(8,279,587)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	105,477,881	105,477,881	138,533,650	138,533,650
Class S	2,058,320,941	2,058,320,941	1,610,650,183	1,610,650,183
Class I	125,248,538	125,248,538	65,764,127	65,764,127

		2,289,047,360		1,814,947,960

Net asset value of shares issued in reinvestment of distributions
Class A	462,557	462,557	1,297,523	1,297,523
Class S	3,810,721	3,810,721	6,307,728	6,307,728
Class I	169,796	169,796	332,196	332,196

		4,443,074		7,937,447

Payment for shares redeemed
Class A	(131,409,851)	(131,409,851)	(136,615,727)	(136,615,727)
Class S	(1,977,965,351)	(1,977,965,351)	(1,593,376,051)	(1,593,376,051)
Class I	(131,336,472)	(131,336,472)	(108,615,574)	(108,615,574)

		(2,240,711,674)		(1,838,607,352)

Net increase (decrease) in net assets resulting from capital share transactions		52,778,760		(15,721,945)

Total increase (decrease) in net assets		52,708,610		(15,628,465)
Net assets
Beginning of period		342,734,690		358,363,155

End of period		$395,443,300		$342,734,690

Undistributed net investment income		$23,766		$93,916

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen New York Municipal Money Market Fund (the “Fund”) is a non-diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Class I shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records

18

NOTES TO FINANCIAL STATEMENTS continued

supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended January 31, 2009, the following amounts were reclassified:

Undistributed net investment income	$47,908
Accumulated net realized gains on investments	(47,908)

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.40% and declining to 0.30% as average daily net assets increase. For the year ended January 31, 2009, the advisory fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

On October 3, 2008, Wells Fargo and Wachovia Corporation (“Wachovia”) announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that will include all of Wachovia’s banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40% voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may be deemed to control EIMC. If Wells Fargo is deemed to control EIMC, then the existing advisory agreement between the Fund and EIMC would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC with the same terms and conditions as the existing agreement which became effective upon the issuance of the preferred shares. EIMC’s receipt of the advisory fees under the interim advisory agreement is subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

19

NOTES TO FINANCIAL STATEMENTS continued

On December 31, 2008, Wachovia merged with and into Wells Fargo and as a result of the merger, EIMC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Service Company, LLC (“ESC”) became subsidiaries of Wells Fargo. After the merger, a new interim advisory agreement with the same terms and conditions between the Fund and EIMC went into effect.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended January 31, 2009, EIMC voluntarily waived its advisory fee in the amount of $138 and reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $735 and Class S in the amount of $64,247, respectively.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the year ended January 31, 2009, the administrative services fee was equivalent to an annual rate of 0.06% of the Fund’s average daily net assets.

ESC, an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS, an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A and Class S shares. However, currently the distribution fees for Class A shares are limited to 0.30% of the average daily net assets of the class and the distribution fees for Class S shares are limited to 0.60% of the average daily net assets of the class.

5. INVESTMENT TRANSACTIONS

On February 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value

20

NOTES TO FINANCIAL STATEMENTS continued

hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	394,569,521
Level 3 – Significant Unobservable Inputs	0

Total	$394,569,521

On January 31, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2009, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2009, the components of distributable earnings on a tax basis consisted of undistributed exempt-interest income in the amount of $28,833 and temporary book/tax differences in the amount of $(5,067).

Short-term capital gains are considered ordinary income for income tax purposes. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid was as follows:

	Year Ended January 31,

	2009	2008

Ordinary Income	$52,143	$100,851
Exempt-Interest Income	4,682,901	8,082,327
Long-term Capital Gain	3,259	96,409

21

NOTES TO FINANCIAL STATEMENTS continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%. During the year ended January 31, 2009, the Fund had no borrowings.

11. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The Fund participates in the U.S. Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”). Unless extended by the U.S. Department of Treasury, the Program is due to expire on April 30, 2009. The Program seeks to guarantee the net asset value of certain shares of money market funds as of September 19, 2008. The Program applies only to shareholders of record of the Fund on September 19, 2008. Under the Program, if the Fund’s market value per share falls below $0.995 on any day while the Program is in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The number of shares of each record holder covered by the Program will be the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date the Program guarantee is triggered.

The Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008 for the initial 3-month term that expired on December 18, 2008. The annual fee was 0.01% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.015% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995.

22

NOTES TO FINANCIAL STATEMENTS continued

The Fund paid an additional fee based on the number of shares outstanding as of September 19, 2008 to participate in the extension of the Program through April 30, 2009. The annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.022% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. The fees were amortized over the length of the participation in the Program. Participation in any further extension of the Program would require payment of additional participation fees.

12. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

13. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC, EIS and Evergreen Ultra Short Opportunities Fund (the “Ultra Short Fund”) concerning alleged issues surrounding the drop in net asset value of the Ultra Short Fund in May and June 2008. In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds.

23

NOTES TO FINANCIAL STATEMENTS continued

14. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

24

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen New York Municipal Money Market Fund, a series of the Evergreen Money Market Trust, as of January 31, 2009 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2009 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen New York Municipal Money Market Fund as of January 31, 2009, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 27, 2009

25

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long-term capital gain distributions of $3,259 for the fiscal year ended January 31, 2009.

For the fiscal year ended January 31, 2009, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 98.84%. The percentage of distributions subject to the federal alternative minimum tax and New York state income tax will be reported to shareholders in January 2010.

SPECIAL MEETING OF SHAREHOLDERS

On March 12, 2009, a Special Meeting of Shareholders for the Fund was held to consider a number of proposals. On December 1, 2008, the record date for the meeting, the Fund had $392,239,739 of net assets outstanding of which $215,331,115 (54.90%) of net assets were represented at the meeting.

Proposal 1 — To consider and act upon a new Investment Advisory Agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$180,635,650
Net assets voted “Against”	3,044,473
Net assets voted “Abstain”	31,650,992

26

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. In September 2008, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen New York Municipal Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of its deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. The Trustees began their 2008 review process at the time of the last advisory contract-renewal process in September 2007. In the course of their 2007 review, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the 2008 review process, the Trustees monitored each of these funds in particular for changes in performance and for the results of any changes in a fund’s investment process or investment team. In addition, during the course of the year, the Trustees regularly reviewed information regarding the investment performance of all of the funds, paying particular attention to funds whose performance since September 2007 indicated short-term or longer-term performance issues.

In spring 2008, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review as part of its 2008 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the independent Trustees, the information that EIMC and Keil provided. The Trustees

27

ADDITIONAL INFORMATION (unaudited) continued

formed small groups to review individual funds in greater detail. In addition, the Trustees considered information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone during the 2008 review process to consider the information provided by EIMC. The Committee then met with representatives of EIMC. In addition, over the period of this review, the independent Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with independent legal counsel at which no personnel of EIMC were present. At a meeting of the full Board of Trustees in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC and engaged in further review of the materials provided to it, and approved the continuation of each of the advisory and sub-advisory agreements.

In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, EIMC presents a wide variety of information regarding the services it performs, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of

28

ADDITIONAL INFORMATION (unaudited) continued

services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2007. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new Chief Compliance Officer for the funds in June of 2007 and a new Chief Investment Officer at EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC or its affiliates for such services. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. The Trustees also considered the investment performance of those other accounts managed by EIMC and its affiliates, where applicable, and concluded that the performance of those accounts did not suggest any substantial difference in the quality of the service provided by EIMC and its affiliates to those accounts.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. The Board considered that EIS, an affiliate of EIMC, serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions, including Wachovia Securities, LLC and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency

29

ADDITIONAL INFORMATION (unaudited) continued

payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that an affiliate of EIMC had won recognition from Dalbar customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

In the period leading up to the Trustees’ approval of continuation of the investment advisory agreements, the Trustees were mindful of the financial condition of Wachovia Corporation (“Wachovia”), EIMC’s parent company. They considered the possibility that a significant adverse change in Wachovia’s financial condition could impair the ability of EIMC or its affiliates to perform services for the funds at the same level as in the past. The Trustees concluded that any change in Wachovia’s financial condition had not to date had any such effect, but determined to monitor EIMC’s and its affiliates’ performance, and financial conditions generally, going forward in order to identify any such impairment that may develop and to take appropriate action.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within

30

ADDITIONAL INFORMATION (unaudited) continued

the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-, three-, and five-year periods ended December 31, 2007, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the Merrill Lynch Three-Month U.S. Treasury Bill Index, and had outperformed a majority of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees noted that the Fund’s benchmark index does not represent a broad-based index of tax-advantaged securities.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees also noted that EIMC had appointed a new Chief Investment Officer in August of 2008 who had not yet had sufficient time to evaluate and direct remedial efforts with respect to funds that have experienced a substantial period of relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was higher than the management fees paid by most of the other mutual funds against which the Trustees compared the Fund’s management fee. They noted that the level of profitability realized by EIMC in respect of the fee did not appear excessive, particularly in light of the potential business and other risks to sponsors of money market funds

31

ADDITIONAL INFORMATION (unaudited) continued

evidenced in recent periods. The Trustees also noted generally the apparent willingness of the Evergreen and Wachovia organizations to provide financial support to the Evergreen money market funds during recent difficult periods in the fixed-income securities markets, and the substantial expenses incurred by those firms in the past year to do so (although not specifically in respect of the Fund). The Trustees also considered in this regard that the number of other mutual funds focusing their investments in New York municipal money market instruments is small and that, as a result, a comparison of the Fund’s advisory fees with that of its peer mutual funds (which included a number of municipal money market funds focusing their investments on municipal money market instruments of issuers in other states) may be of limited utility.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

Matters Relating to Approval of Interim Advisory and Sub-Advisory Agreements. Following the Trustees’ approval of the continuation of the funds’ investment advisory agreements, Wells Fargo & Company (“Wells Fargo”) announced that it had agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia’s banking and other businesses, including EIMC. In connection with this transaction, on October 20, 2008, Wachovia issued preferred shares representing a 39.9% voting interest in Wachovia to Wells Fargo pursuant to a Share Exchange Agreement. Wells Fargo subsequently completed its acquisition of Wachovia on December 31, 2008.

32

ADDITIONAL INFORMATION (unaudited) continued

Under the 1940 Act, both the issuance of the preferred shares to Wells Fargo and the completion of the acquisition could be viewed as resulting in the termination of the funds’ investment advisory and sub-advisory agreements. Accordingly, on October 20, 2008, the Board of Trustees approved interim investment advisory and sub-advisory agreements that would become effective upon Wachovia’s issuance of preferred shares to Wells Fargo. On November 12, 2008, the Trustees approved a second set of interim investment advisory and sub-advisory agreements that would become effective upon the completion of the acquisition. (The first set of interim agreements approved on October 20, 2008, together with the second set of interim agreements approved November 12, 2008, are referred to as “Interim Agreements.”) In addition, the Trustees approved on November 12, 2008, and again at an in-person meeting on December 3 and 4, 2008, definitive investment advisory and sub-advisory agreements (the “New Agreements”) and recommended that shareholders of the funds approve them at meetings to be held in early 2009.

In considering whether to approve the first set of Interim Agreements on October 20, 2008, the Trustees took into account that they had recently approved the annual continuation of all of the funds’ existing investment advisory and sub-advisory agreements in September 2008. The Trustees reviewed the terms of the Interim Agreements, noting that the terms were generally identical to those of the funds’ investment advisory agreements that were in effect before October 20, 2008 (but for provisions required by law to be included in the Interim Agreements). They also took into account current and anticipated market and economic conditions, the financial condition of EIMC and of Wachovia generally, and the likely effect of the merger on the financial condition of Wachovia. In general, the Trustees considered that the proposed merger of Wachovia with Wells Fargo would very likely improve substantially the financial condition of EIMC’s parent company, increase the capital available to support the funds, and ensure that EIMC and its affiliates would have the resources to provide continuing services to the funds. In light principally of these considerations and their recent continuation of the funds’ investment advisory arrangements in September, the Trustees unanimously approved the first set of Interim Agreements that became effective on October 20, 2008.

In addition to the foregoing, at their meetings on November 12, 2008 and December 3 and 4, 2008 when the Trustees considered whether to approve the second set of Interim Agreements as well as the New Agreements, the Trustees considered presentations made to them on November 12, 2008 by representatives of EIMC and Wells Fargo regarding the anticipated implications of the merger for EIMC and the funds. The Trustees also considered:

•

Their understanding that the merger was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC would provide to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high quality services;

33

ADDITIONAL INFORMATION (unaudited) continued

•

Information about Wells Fargo’s financial condition, reputation, and resources, and the likelihood that the merger would result in improved organizational stability for EIMC, benefiting the funds as well as offering the potential for the funds, over time, to access Wells Fargo’s infrastructure, resources and capabilities;

•	That EIMC and Wells Fargo representatives have stated that there is no present intention to change the funds’ existing advisory fees or expense limitations;
•

That the representatives of Wells Fargo have expressed their intention to pursue the integration of EIMC and the funds with corresponding Wells Fargo businesses and funds only after a deliberative process designed to identify and retain the relative strengths of both organizations;

•	That the Wells Fargo representatives expect that the deliberative process and any subsequent integration will take more than a year;
•

That, in the meantime, Wells Fargo expects to retain, largely in its current form, the existing EIMC management team and investment advisory and other key professionals and to operate EIMC following the merger as a separate business unit under the Evergreen brand;

•	That Wells Fargo and EIMC would consult with the Trustees before implementing any significant changes that would affect the funds or the services provided by EIMC or its affiliates to the funds;
•	Wells Fargo’s experience and approach with respect to acquisitions of other fund complexes;
•

The fact that, if the New Agreements were not approved, on March 19, 2009, the Subsequent Interim Agreements will expire and the funds will no longer have a contractual right to investment advisory services from EIMC or any sub-advisors;

•	That EIMC’s management supports the merger; and
•

That representatives of EIMC have committed that the funds will not bear the expenses relating to Wells Fargo’s acquisition of Wachovia, including the costs of soliciting fund shareholders to approve the New Agreements.

Based on the foregoing, the Trustees, including all of the Trustees who are not “interested persons” of the funds or EIMC, unanimously approved the second set of Interim Agreements and the New Agreements.

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35

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

36

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

565216 rv6 03/2009

Evergreen Pennsylvania Municipal Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
25	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
26	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Pennsylvania Municipal Money Market Fund for the twelve-month period ended January 31, 2009 (the “period”).

After contracting in the fourth quarter of 2007, the U.S. economy held up relatively well in the first half of 2008. However, these gains were largely due to strength in government spending and exports, powered higher by the weakening U.S. currency. At the same time, home prices continued to fall and job losses persisted. September 2008 marked a crucial event, when federal officials allowed for the collapse of Lehman Brothers, which history will likely judge as a colossal policy failure. The collateral damage from this event led to further collapse. Venerable financial institutions fell like dominos in the ensuing weeks as distrust prevailed and counter-party risk, whether real or imagined, escalated. Inter-bank lending ceased to exist, and the credit markets froze.

Consequently, officials at the Federal Reserve Board and U.S. Treasury increased their involvement, utilizing innovative measures to improve both liquidity and confidence. These efforts culminated with Congress’ approval of the $700 billion Troubled Asset Relief Program (“TARP”), enacted to purchase distressed mortgage-related securities, until the Treasury decided against it one month after TARP’s approval. Not surprisingly, confidence at the consumer and investor levels was shaken further, and banks, despite the recapitalization efforts to revive their balance sheets, became both increasingly vigilant and militant relative to their lending policies. As a result, economic activity in the fourth quarter of 2008 was positioned to be among the weakest in history.

During the period, the management teams of Evergreen’s money market funds held to their discipline, seeking competitive income through investments in high-quality, short-term securities while retaining an emphasis on capital preservation.

As we look back over the extraordinary series of events during the period, we believe it is vitally important for all investors to keep perspective and remain focused on their long-term strategies. Most importantly, we continue to urge investors to pursue fully diversified strategies in order to participate in future market gains and limit the risks of potential losses. If they haven’t already done so, we encourage individual investors to work with their financial advisors to develop a diversified, long-term strategy and, most importantly, to adhere to it. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery,

1

LETTER TO SHAREHOLDERS continued

innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notices to Shareholders:

•

On December 31, 2008, Wachovia Corporation merged with and into Wells Fargo & Company (“Wells Fargo”). As a result of the merger, Evergreen Investment Management Company, LLC (“EIMC”), Tattersall Advisory Group, Inc., First International Advisors, LLC, Metropolitan West Capital Management, LLC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC, are subsidiaries of Wells Fargo.

•	Effective January 1, 2009, W. Douglas Munn became President and Chief Executive Officer of the Evergreen Funds.

3

FUND AT A GLANCE

as of January 31, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Mathew M. Kiselak; Ladson Hart; James Randazzo

PERFORMANCE AND RETURNS*

Portfolio inception date: 8/15/1991

	Class A	Class S	Class I
Class inception date	8/22/1995	6/30/2000	8/15/1991

Nasdaq symbol	EPPXX	N/A	EPAXX

Average annual return

1-year	1.56%	1.26%	1.87%

5-year	2.00%	1.69%	2.30%

10-year	2.04%	1.76%	2.28%

7-day annualized yield	0.25%	0.05%	0.55%

30-day annualized yield	0.35%	0.11%	0.65%

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class S prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class S have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs 12b-1 fees of 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class S. Had the fee not been reimbursed, returns for Class S would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be highly illiquid. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of January 31, 2009, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	8/1/2008	1/31/2009	During Period*

Actual
Class A	$1,000.00	$1,008.14	$ 4.19
Class S	$1,000.00	$1,006.67	$ 5.60
Class I	$1,000.00	$1,009.65	$ 2.63
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,020.96	$ 4.22
Class S	$1,000.00	$1,019.56	$ 5.63
Class I	$1,000.00	$1,022.52	$ 2.64

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.83% for Class A, 1.11% for Class S and 0.52% for Class I), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS A	2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.03	0.03	0.02	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.56%	2.97%	2.83%	1.92%	0.71%

Ratios and supplemental data
Net assets, end of period (millions)	$36	$20	$18	$37	$26
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.82%	0.82%	0.82%	0.83%	0.81%
Expenses excluding waivers/reimbursements and expense reductions	0.82%	0.82%	0.82%	0.83%	0.84%
Net investment income (loss)	1.45%	2.91%	2.79%	1.94%	0.70%

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S	2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.03	0.02	0.02	0

Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.02)	(0.02)	0 [1]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.26%	2.66%	2.53%	1.62%	0.41%

Ratios and supplemental data
Net assets, end of period (millions)	$176	$158	$114	$109	$62
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.10%	1.12%	1.12%	1.13%	1.11%
Expenses excluding waivers/reimbursements and expense reductions	1.11%	1.12%	1.12%	1.13%	1.14%
Net investment income (loss)	1.23%	2.60%	2.50%	1.63%	0.41%

1	Amount represents less than $0.005 per share.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS I	2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.03	0.03	0.02	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.87%	3.28%	3.14%	2.23%	1.01%

Ratios and supplemental data
Net assets, end of period (millions)	$92	$99	$63	$75	$66
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.51%	0.52%	0.52%	0.53%	0.51%
Expenses excluding waivers/reimbursements and expense reductions	0.51%	0.52%	0.52%	0.53%	0.54%
Net investment income (loss)	1.87%	3.21%	3.10%	2.18%	0.98%

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

January 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.6%
AIRPORT 3.3%
Clipper Tax-Exempt Cert. Trust COP RB, Ser. 2006-13, 0.58%, VRDN, (Liq: State Street Corp.)	$10,050,000	$10,050,000

CONTINUING CARE RETIREMENT COMMUNITY 1.2%
Langhorne Manor Borough, PA Higher Ed. & Hlth. Auth. Retirement Cmnty. RRB, Wesley Enhanced Living, Ser. 2005-A, 0.85%, VRDN, (Insd. by Radian Group, Inc. & SPA: Citizens Bank)	2,500,000	2,500,000
South Central Pennsylvania Gen. Auth. RB, York Cnty. Cerebral Palsy Proj., 0.61%, VRDN, (LOC: Fulton Finl. Corp.)	1,320,000	1,320,000

		3,820,000

EDUCATION 9.8%
Allegheny Cnty., PA Higher Ed. Bldg. Auth. Univ. RB, Austin Trust Cert., Ser. 2008-3311, 0.48%, VRDN, (Liq.: Bank of America Corp.)	5,375,000	5,375,000
Butler Cnty., PA Gen. Auth. MSTR RB, Butler Area Sch. Dist. Proj., Ser. SGC 58, Class A, 0.53%, VRDN, (Insd. by FSA & Liq.: Societe Generale SA)	5,090,000	5,090,000
Delaware Cnty., PA RB, Eastern College, Ser. A, 0.87%, VRDN, (LOC: Allied Irish Banks plc)	2,670,000	2,670,000
Florida Higher Edl. Facs. Fin. Auth. RB, Ringling Sch. Art & Design, Inc. Proj., Ser. 2004, 0.54%, VRDN, (LOC: SunTrust Banks, Inc.)	4,000,000	4,000,000
Lancaster, PA IDA RB, Student Lodging, Ser. A, 0.61%, VRDN, (LOC: Fulton Finl. Corp.)	2,895,000	2,895,000
Latrobe, PA IDA RB, Greensburg Diocese, 0.75%, VRDN, (LOC: Allied Irish Banks plc)	1,245,000	1,245,000
Pennsylvania EDFA RB, LaSalle College High Sch. Proj., Ser. J1, 0.47%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,000,000	1,000,000
Pennsylvania Higher Edl. Facs. Auth. RB, Honeysuckle Student Hsg., Ser. A, 0.53%, VRDN, (LOC: Allied Irish Banks plc)	1,050,000	1,050,000
Pennsylvania Pub. Sch. Bldg. Auth. RB, ROC RR-II-R-11396, 1.39%, VRDN, (Insd. by FSA & Liq.: Citibank N.A.)	6,400,000	6,400,000

		29,725,000

GENERAL OBLIGATION – LOCAL 6.7%
Bethlehem, PA Sch. Dist. GO, Ser. 2007, 2.25%, VRDN, (Insd. by FSA & SPA: Dexia SA)	8,995,000	8,995,000
Central York, PA Sch. Dist. GO, Ser. A, 1.60%, VRDN, (Insd. by FSA & SPA: RBC Centura Bank)	6,500,000	6,500,000
Dallastown, PA Area Sch. Dist. York Cnty. GO, Ser. 2008, 2.25%, VRDN, (Insd. by FSA & SPA: Dexia SA)	2,600,000	2,600,000
Lampeter-Strasburg, PA Sch. Dist. GO, Ser. A, 1.60%, VRDN, (Insd. by FSA & SPA: RBC Centura Bank)	2,350,000	2,350,000

		20,445,000

HOSPITAL 13.2%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Univ. of Pittsburgh Med. Ctr., Ser. 2008, 0.58%, VRDN, (LOC: Royal Bank of Canada)	7,500,000	7,500,000
Lancaster, PA Muni. Auth. RB, Ephrata Cmnty. Hosp. Proj., 0.63%, VRDN, (LOC: Fulton Finl. Corp.)	1,840,000	1,840,000

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

January 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Ser. 385, 1.24%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	$5,000,000	$5,000,000
Ser. 566, 1.24%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	15,000,000	15,000,000
Philadelphia, PA IDRB, PUTTER, Ser. 2133, 0.53%, VRDN, (Liq.: JPMorgan Chase & Co.)	10,800,000	10,800,000

		40,140,000

HOUSING 11.5%
Allegheny Cnty., PA Residential Fin. Auth. Mtge. SFHRB, Ser. 2005 SS, 0.77%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	4,075,000	4,075,000
Lancaster, PA IDA RB, Davco Family Proj., Ser. A, 0.75%, VRDN, (LOC: Fulton Finl. Corp.)	1,030,000	1,030,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Class A, 0.70%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,325,000	4,325,000
Class I, 0.68%, VRDN, (LOC: Lloyds TSB Group plc)	1,205,000	1,205,000
Pennsylvania HFA SFHRB:
Austin Trust Cert., Ser. 2008-1166, 0.73%, VRDN, (Liq.: Bank of America Corp.)	8,000,000	8,000,000
Ser. 2003-77B, 0.70%, VRDN, (SPA: BNP Paribas SA)	3,400,000	3,400,000
Ser. 2005-88-B, 1.50%, VRDN, (SPA: Dexia SA)	5,900,000	5,900,000
Ser. 2007-98C, 1.50%, VRDN, (SPA: Dexia SA)	7,000,000	7,000,000

		34,935,000

INDUSTRIAL DEVELOPMENT REVENUE 26.9%
Adams Cnty., PA IDA RB, Gettysburg Foundation Facs., Ser. A, 0.58%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	15,000,000	15,000,000
Allegheny Cnty., PA IDA RRB, Mine Safety Appliances Co. Proj., Ser. 1991, 0.68%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Beaver Cnty., PA IDA Env. Impt. RB, BASF Corp. Proj., Ser. 1997, 1.30%, VRDN, (Gtd. by BASF Corp.)	1,400,000	1,400,000
Berks Cnty., PA IDA RB, Fleetwood Business Trust, 0.50%, VRDN, (LOC: Northern Trust Co.)	4,385,000	4,385,000
Blair Cnty., PA IDA RB, CCK, Inc. Proj., 0.70%, VRDN, (LOC: Fulton Finl. Corp.)	3,305,000	3,305,000
Butler Cnty., PA IDRB, Mine Safety Appliances Co.:
Ser. 1992-A, 0.73%, VRDN, (LOC: JPMorgan Chase & Co.)	3,000,000	3,000,000
Ser. 1992-B, 0.73%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Butler Cnty., PA IDRRB, Mine Safety Appliances Co., Ser. 1991, 0.68%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Chester Cnty., PA IDRB:
KAC III Realty Corp. Proj., Ser. A, 0.82%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,300,000	1,300,000
YMCA Brandywine Proj., Ser. 2007, 0.60%, VRDN, (LOC: Fulton Finl. Corp.)	5,500,000	5,500,000
Columbus, IN RRB, Rock Tennessee Co. Mill Proj., Ser. 1995, 0.89%, VRDN, (LOC: SunTrust Banks, Inc.)	3,800,000	3,800,000
Cumberland Cnty., PA IDA RB, Lane Enterprises, Inc. Proj., 0.82%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,185,000	1,185,000
East Hempfield, PA IDA RB, BGT Realty Proj., 0.66%, VRDN, (LOC: Fulton Finl. Corp.)	2,600,000	2,600,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Fayette Cnty., PA IDA RB, Coastal Lumber Co. Proj., 0.90%, VRDN, (LOC: Branch Banking & Trust)	$2,000,000	$2,000,000
Franconia Township, PA IDA RB, Asher’s Chocolates Proj., Ser. A, 0.78%, VRDN, (LOC: Commerce Bank, NA)	2,515,000	2,515,000
Jefferson Cnty., PA IDA RB, Brookville Equipment Corp. Proj., 1.17%, VRDN, (Insd. by Fifth Third Bank)	4,175,000	4,175,000
Jenkins, MN IDRB, Pequot Tool & Manufacturing, Inc. Proj., 0.73%, VRDN, (LOC: Wells Fargo & Co.)	2,270,000	2,270,000
Lancaster, PA IDA RB:
Purple Cow Partners, LLC Proj., 0.50%, VRDN, (LOC: First Tennessee Bank)	4,585,000	4,585,000
RIS Paper Co. Proj., 0.82%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,565,000	1,565,000
Montgomery Cnty., PA IDA RB, Vari Corp. Proj., Ser. C, 0.78%, VRDN, (LOC: Manufacturers & Traders Bank Co.)	285,000	285,000
Pennsylvania EDFA RB:
Crawford Cnty. Properties, Ser. 2001-B2, 0.77%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	600,000	600,000
Del Grosso Foods, Inc. Proj., Ser. G-6, 0.77%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	550,000	550,000
EPT Associates Proj., Ser. B-5, 0.77%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	700,000	700,000
First Street Partners Proj., Ser. H-4, 0.77%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	800,000	800,000
Fitzpatrick Container Co., 0.77%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,800,000	1,800,000
Ganflec Corp. Proj., Ser. E, 0.82%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,400,000	1,400,000
Johnston Welding & Fabric, Ser. B-1, 0.77%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	500,000	500,000
Moosic Realty Partners, LP Proj., Ser. A-1, 0.77%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	700,000	700,000
Sage Properties, LLC Proj., Ser. G12, 0.77%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	300,000	300,000
Solar Innovations, Inc. Proj., 0.83%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	7,000,000	7,000,000
Philadelphia, PA IDRB, 1100 Walnut Associates Proj., 0.85%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,200,000	1,200,000
Schuylkill Cnty., PA IDA RB, Highwood USA Proj., Ser. 2007, 0.75%, VRDN, (LOC: Citizens Bank)	2,000,000	2,000,000
Westmoreland Cnty., PA IDA RB, Rhodin Enterprises Proj., 0.69%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	2,460,000	2,460,000

		81,880,000

MISCELLANEOUS REVENUE 11.0%
Citizens Property Insurance Corp. Florida Rev. Notes, Ser. 2008-A-2, 4.50%, 06/01/2009, (Insd. by Citizens Property Insurance Corp.)	10,000,000	10,031,521
Delaware Valley of Pennsylvania Regl. Fin. Auth. RB, PFOTER, 0.49%, VRDN, (Insd. by AMBAC & SPA: Merrill Lynch & Co., Inc.)	1,995,000	1,995,000
Lancaster, PA IDA RB, Student Lodging, Inc. Proj., 0.61%, VRDN, (LOC: Fulton Finl. Corp.)	2,500,000	2,500,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Pennsylvania EDFA IDRB, Babcock & Wilcox Co., Ser. A-2, 0.77%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	$4,350,000	$4,350,000
Pennsylvania EDFA Wastewater Treatment RRB, Sunoco, Inc., Proj., Ser. 2004-A, 0.70%, VRDN, (Gtd. by Sunoco, Inc.)	1,300,000	1,300,000
Philadelphia, PA IDA RB, One Bright Ray, Inc., Ser. A-3, 0.45%, VRDN, (LOC: Citizens Bank)	13,315,000	13,315,000

		33,491,521

PORT AUTHORITY 0.6%
Pennsylvania EDFA RB, Port of Pittsburgh Commission, Ser. G-10, 0.77%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	2,000,000	2,000,000

RESOURCE RECOVERY 3.5%
Washington Cnty., PA Solid Waste Disposal IDRB, American Iron Oxide Co. Proj., 1.03%, VRDN, (Liq.: Bank of Tokyo)	10,700,000	10,700,000

SPECIAL TAX 1.2%
New York, NY TFA RB, New York City Recovery Fiscal Year 2003 Proj., Ser. 3, 1.25%, VRDN, (SPA: Dexia SA)	3,780,000	3,780,000

STUDENT LOAN 4.1%
Pennsylvania Higher Ed. Assistance Agcy. Student Loan RB, Ser. 1999-A, 2.50%, VRDN, (Insd. by AMBAC & SPA: Morgan Stanley)	12,500,000	12,500,000

TRANSPORTATION 1.0%
Delaware Cnty., PA RB, River Junction Toll Bridge Commission, Ser. B-2, 2.50%, VRDN, (LOC: Dexia SA)	3,000,000	3,000,000

UTILITY 1.8%
Delaware EDA RB, Delmarva Power & Light Co. Proj., Ser. 1994, 2.05%, VRDN, (Gtd. by Delmarva Power & Light Co.)	2,000,000	2,000,000
Wisconsin Pub. Power RB, PUTTER, Ser. 1232, 0.61%, VRDN, (Insd. by AMBAC & Liq.: JPMorgan Chase & Co.)	3,495,000	3,495,000

		5,495,000

WATER & SEWER 3.8%
Chicago, IL Wastewater Transmission RB, Macon Trust, Ser. O, 4.00%, VRDN, (Insd. by MBIA & LOC: Bank of America Corp.)	2,380,000	2,380,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Ser. 4117, 1.10%, VRDN, (Insd. by Assured Guaranty Corp. & Liq.: Merrill Lynch & Co., Inc.)	4,600,000	4,600,000
Pennsylvania EDFA Solid Waste Disposal RB, Ser. V, 0.78%, VRDN, (LOC: Bank of America Corp.)	4,495,000	4,495,000

		11,475,000

Total Investments (cost $303,436,521) 99.6%		303,436,521
Other Assets and Liabilities 0.4%		1,164,676

Net Assets 100.0%		$304,601,197

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2009

VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2009.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7, which were designed to minimize both credit and market risks.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MSTR	Municipal Securities Trust Receipt
PFOTER	Puttable Floating Option Tax Exempt Receipts
PUTTER	Puttable Tax-Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TFA	Transitional Finance Authority

The following table shows the percent of total investments by geographic location as of January 31, 2009:

Pennsylvania	87.7%
Florida	4.6%
Indiana	1.3%
Wisconsin	1.2%
New York	1.2%
Illinois	0.8%
Minnesota	0.7%
Delaware	0.7%
Non-state specific	1.8%

100.0%

The following table shows the percent of total investments by credit quality as of January 31, 2009 (unaudited):

Tier 1	98.9%
Tier 2	1.1%

100.0%

The following table shows the percent of total investments by maturity as of January 31, 2009 (unaudited):

2-7 days	96.7%
121-240 days	3.3%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2009

Assets
Investments at amortized cost	$303,436,521
Interest receivable	1,287,683
Prepaid expenses and other assets	55,424

Total assets	304,779,628

Liabilities
Dividends payable	47,392
Due to custodian bank	97,127
Advisory fee payable	8,987
Distribution Plan expenses payable	142
Due to other related parties	3,734
Printing and postage expenses payable	10,359
Custodian and accounting fees payable	6,262
Accrued expenses and other liabilities	4,428

Total liabilities	178,431

Net assets	$304,601,197

Net assets represented by
Paid-in capital	$304,579,999
Undistributed net investment income	21,198

Total net assets	$304,601,197

Net assets consists of
Class A	$36,361,777
Class S	176,236,508
Class I	92,002,912

Total net assets	$304,601,197

Shares outstanding (unlimited number of shares authorized)
Class A	36,355,571
Class S	176,221,424
Class I	92,004,739

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended January 31, 2009

Investment income
Interest	$6,755,187

Expenses
Advisory fee	1,038,836
Distribution Plan expenses
Class A	73,206
Class S	1,050,374
Administrative services fee	173,128
Transfer agent fees	55,519
Trustees’ fees and expenses	5,384
Printing and postage expenses	24,945
Custodian and accounting fees	86,131
Registration and filing fees	29,494
Professional fees	21,348
Other	38,478

Total expenses	2,596,843
Less: Expense reductions	(4,283)
Fee waivers and expense reimbursements	(9,524)

Net expenses	2,583,036

Net investment income	4,172,151

Net realized gains on investments	21,333

Net increase in net assets resulting from operations	$4,193,484

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,

	2009		2008

Operations
Net investment income		$4,172,151		$6,618,015
Net realized gains on investments		21,333		32,604

Net increase in net assets resulting from operations		4,193,484		6,650,619

Distributions to shareholders from
Net investment income
Class A		(354,779)		(538,748)
Class S		(2,156,095)		(3,429,280)
Class I		(1,669,030)		(2,675,564)

Total distributions to shareholders		(4,179,904)		(6,643,592)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	103,362,450	103,362,450	44,381,110	44,381,110
Class S	1,487,606,083	1,487,606,083	1,197,100,249	1,197,100,249
Class I	152,734,687	152,734,687	196,011,264	196,011,264

		1,743,703,220		1,437,492,623

Net asset value of shares issued in reinvestment of distributions
Class A	350,341	350,341	536,530	536,530
Class S	2,156,095	2,156,095	3,429,280	3,429,280
Class I	164,021	164,021	323,239	323,239

		2,670,457		4,289,049

Payment for shares redeemed
Class A	(87,644,087)	(87,644,087)	(42,803,870)	(42,803,870)
Class S	(1,471,306,249)	(1,471,306,249)	(1,156,280,498)	(1,156,280,498)
Class I	(159,438,373)	(159,438,373)	(160,312,289)	(160,312,289)

		(1,718,388,709)		(1,359,396,657)

Net increase in net assets resulting from capital share transactions		27,984,968		82,385,015

Total increase in net assets		27,998,548		82,392,042
Net assets
Beginning of period		276,602,649		194,210,607

End of period		$304,601,197		$276,602,649

Undistributed net investment income		$21,198		$7,618

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Pennsylvania Municipal Money Market Fund (the “Fund”) is a non-diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Class I shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records

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NOTES TO FINANCIAL STATEMENTS continued

supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended January 31, 2009, the following amounts were reclassified:

Undistributed net investment income	$21,333
Accumulated net realized gains on investments	(21,333)

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.36% and declining to 0.24% as average daily net assets increase. For the year ended January 31, 2009, the advisory fee was equivalent to an annual rate of 0.36% of the Fund’s average daily net assets.

On October 3, 2008, Wells Fargo and Wachovia Corporation (“Wachovia”) announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that will include all of Wachovia’s banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40% voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may be deemed to control EIMC. If Wells Fargo is deemed to control EIMC, then the existing advisory agreement between the Fund and EIMC would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC with the same terms and conditions as the existing agreement which became effective upon the issuance of the preferred shares. EIMC’s receipt of the advisory fees under the interim advisory agreement is subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

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NOTES TO FINANCIAL STATEMENTS continued

On December 31, 2008, Wachovia merged with and into Wells Fargo and as a result of the merger, EIMC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Service Company, LLC (“ESC”) became subsidiaries of Wells Fargo. After the merger, a new interim advisory agreement with the same terms and conditions between the Fund and EIMC went into effect.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended January 31, 2009, EIMC voluntarily waived its advisory fee in the amount of $107 and reimbursed Distribution Plan expenses (see Note 4) relating to Class S shares in the amount of $9,417.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the year ended January 31, 2009, the administrative services fee was equivalent to an annual rate of 0.06% of the Fund’s average daily net assets.

ESC, an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS, an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A and Class S shares. However, currently the distribution fees for Class A shares are limited to 0.30% of the average daily net assets of the class and the distribution fees for Class S shares are limited to 0.60% of the average daily net assets of the class.

5. INVESTMENT TRANSACTIONS

On February 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and

20

NOTES TO FINANCIAL STATEMENTS continued

expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	303,436,521
Level 3 – Significant Unobservable Inputs	0

Total	$303,436,521

On January 31, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2009, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed Exempt-Interest Income	Temporary Book/ Tax Differences

$76,310	$(55,112)

Additionally, short-term capital gains are considered ordinary income for income tax purposes. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

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NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid was as follows:

	Year Ended January 31,

	2009	2008

Ordinary Income	$2,148	$35,064
Exempt-Interest Income	4,156,426	6,604,518
Long-term Capital Gain	21,330	4,010

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%. During the year ended January 31, 2009, the Fund had no borrowings.

11. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The Fund participates in the U.S. Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”). Unless extended by the U.S. Department of Treasury, the Program is due to expire on April 30, 2009. The Program seeks to guarantee the net asset value of certain shares of money market funds as of September 19, 2008. The Program applies only to shareholders of record of the Fund on September 19, 2008. Under the Program, if the Fund’s market value per share falls below $0.995 on any day while the Program is in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The number of shares of each record holder covered by the Program will be the lesser of (a) the number of shares owned

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NOTES TO FINANCIAL STATEMENTS continued

by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date the Program guarantee is triggered.

The Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008 for the initial 3-month term that expired on December 18, 2008. The annual fee was 0.01% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.015% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. The Fund paid an additional fee based on the number of shares outstanding as of September 19, 2008 to participate in the extension of the Program through April 30, 2009. The annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.022% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. The fees were amortized over the length of the participation in the Program. Participation in any further extension of the Program would require payment of additional participation fees.

12. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

13. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC, EIS and Evergreen Ultra Short Opportunities Fund (the “Ultra Short Fund”) concerning alleged issues surrounding the drop in net asset value of the Ultra Short Fund in May and June 2008. In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the financial position or

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NOTES TO FINANCIAL STATEMENTS continued

operations of any of the Evergreen funds to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds.

14. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

24

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Pennsylvania Municipal Money Market Fund, a series of the Evergreen Money Market Trust, as of January 31, 2009 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2009 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Pennsylvania Municipal Money Market Fund as of January 31, 2009, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 27, 2009

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ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long-term capital gain distributions of $21,330 for the fiscal year ended January 31, 2009.

For the fiscal year ended January 31, 2009, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.95%. The percentage of distributions subject to the federal alternative minimum tax and Pennsylvania state income tax will be reported to shareholders in January 2010.

SPECIAL MEETING OF SHAREHOLDERS

On March 12, 2009, a Special Meeting of Shareholders for the Fund was held to consider a number of proposals. On December 1, 2008, the record date for the meeting, the Fund had $299,707,315 of net assets outstanding of which $187,415,580 (62.53%) of net assets were represented at the meeting.

Proposal 1 — To consider and act upon a new investment advisory agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$181,175,558
Net assets voted “Against”	$762,999
Net assets voted “Abstain”	$5,477,023

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ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. In September 2008, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Pennsylvania Municipal Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of its deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. The Trustees began their 2008 review process at the time of the last advisory contract-renewal process in September 2007. In the course of their 2007 review, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the 2008 review process, the Trustees monitored each of these funds in particular for changes in performance and for the results of any changes in a fund’s investment process or investment team. In addition, during the course of the year, the Trustees regularly reviewed information regarding the investment performance of all of the funds, paying particular attention to funds whose performance since September 2007 indicated short-term or longer-term performance issues.

In spring 2008, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review as part of its 2008 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the independent Trustees, the information that EIMC and Keil provided. The Trustees

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ADDITIONAL INFORMATION (unaudited) continued

formed small groups to review individual funds in greater detail. In addition, the Trustees considered information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone during the 2008 review process to consider the information provided by EIMC. The Committee then met with representatives of EIMC. In addition, over the period of this review, the independent Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with independent legal counsel at which no personnel of EIMC were present. At a meeting of the full Board of Trustees in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC and engaged in further review of the materials provided to it, and approved the continuation of each of the advisory and sub-advisory agreements.

In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, EIMC presents a wide variety of information regarding the services it performs, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds;

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ADDITIONAL INFORMATION (unaudited) continued

and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2007. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new Chief Compliance Officer for the funds in June of 2007 and a new Chief Investment Officer at EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC or its affiliates for such services. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. The Trustees also considered the investment performance of those other accounts managed by EIMC and its affiliates, where applicable, and concluded that the performance of those accounts did not suggest any substantial difference in the quality of the service provided by EIMC and its affiliates to those accounts.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. The Board considered that EIS, an affiliate of EIMC, serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions, including

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ADDITIONAL INFORMATION (unaudited) continued

Wachovia Securities, LLC and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that an affiliate of EIMC had won recognition from Dalbar customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

In the period leading up to the Trustees’ approval of continuation of the investment advisory agreements, the Trustees were mindful of the financial condition of Wachovia Corporation (“Wachovia”), EIMC’s parent company. They considered the possibility that a significant adverse change in Wachovia’s financial condition could impair the ability of EIMC or its affiliates to perform services for the funds at the same level as in the past. The Trustees concluded that any change in Wachovia’s financial condition had not to date had any such effect, but determined to monitor EIMC’s and its affiliates’ performance, and financial conditions generally, going forward in order to identify any such impairment that may develop and to take appropriate action.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they

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ADDITIONAL INFORMATION (unaudited) continued

concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2007, the Fund’s Class I shares (one of the Fund’s oldest share classes) had underperformed the Fund’s benchmark index, the Merrill Lynch Three-Month U.S. Treasury Bill Index. The Trustees also noted that the Fund’s Class I shares had outperformed a majority of the mutual funds against which the Trustees compared the Fund’s performance for the one-, three-, and five-year periods ended December 31, 2007, and that there were not enough peer mutual funds with ten-year performance records to permit meaningful comparisons of the Fund’s performance over the ten-year period ended December 31, 2007. The Trustees noted that the Fund’s benchmark index does not represent a broad-based index of tax-advantaged securities.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees also noted that EIMC had appointed a new Chief Investment Officer in August of 2008 who had not yet had sufficient time to evaluate and direct remedial efforts with respect to funds that have experienced a substantial period of relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in

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ADDITIONAL INFORMATION (unaudited) continued

each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was higher than the management fees paid by most of the other mutual funds against which the Trustees compared the Fund’s management fee. They noted that the level of profitability realized by EIMC in respect of the fee did not appear excessive, particularly in light of the potential business and other risks to sponsors of money market funds evidenced in recent periods. The Trustees also noted generally the apparent willingness of the Evergreen and Wachovia organizations to provide financial support to the Evergreen money market funds during recent difficult periods in the fixed-income securities markets, and the substantial expenses incurred by those firms in the past year to do so (although not specifically in respect of the Fund). The Trustees also considered in this regard that the number of other mutual funds focusing their investments in Pennsylvania municipal money market instruments is small and that, as a result, a comparison of the Fund’s advisory fees with that of its peer mutual funds (which included a number of municipal money market funds focusing their investments on municipal money market instruments of issuers in other states) may be of limited utility.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

Matters Relating to Approval of Interim Advisory and Sub-Advisory Agreements. Following the Trustees’ approval of the continuation of the funds’ investment advisory

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ADDITIONAL INFORMATION (unaudited) continued

agreements, Wells Fargo & Company (“Wells Fargo”) announced that it had agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia’s banking and other businesses, including EIMC. In connection with this transaction, on October 20, 2008, Wachovia issued preferred shares representing a 39.9% voting interest in Wachovia to Wells Fargo pursuant to a Share Exchange Agreement. Wells Fargo subsequently completed its acquisition of Wachovia on December 31, 2008.

Under the 1940 Act, both the issuance of the preferred shares to Wells Fargo and the completion of the acquisition could be viewed as resulting in the termination of the funds’ investment advisory and sub-advisory agreements. Accordingly, on October 20, 2008, the Board of Trustees approved interim investment advisory and sub-advisory agreements that would become effective upon Wachovia’s issuance of preferred shares to Wells Fargo. On November 12, 2008, the Trustees approved a second set of interim investment advisory and sub-advisory agreements that would become effective upon the completion of the acquisition. (The first set of interim agreements approved on October 20, 2008, together with the second set of interim agreements approved November 12, 2008, are referred to as “Interim Agreements.”) In addition, the Trustees approved on November 12, 2008, and again at an in-person meeting on December 3 and 4, 2008, definitive investment advisory and sub-advisory agreements (the “New Agreements”) and recommended that shareholders of the funds approve them at meetings to be held in early 2009.

In considering whether to approve the first set of Interim Agreements on October 20, 2008, the Trustees took into account that they had recently approved the annual continuation of all of the funds’ existing investment advisory and sub-advisory agreements in September 2008. The Trustees reviewed the terms of the Interim Agreements, noting that the terms were generally identical to those of the funds’ investment advisory agreements that were in effect before October 20, 2008 (but for provisions required by law to be included in the Interim Agreements). They also took into account current and anticipated market and economic conditions, the financial condition of EIMC and of Wachovia generally, and the likely effect of the merger on the financial condition of Wachovia. In general, the Trustees considered that the proposed merger of Wachovia with Wells Fargo would very likely improve substantially the financial condition of EIMC’s parent company, increase the capital available to support the funds, and ensure that EIMC and its affiliates would have the resources to provide continuing services to the funds. In light principally of these considerations and their recent continuation of the funds’ investment advisory arrangements in September, the Trustees unanimously approved the first set of Interim Agreements that became effective on October 20, 2008.

In addition to the foregoing, at their meetings on November 12, 2008 and December 3 and 4, 2008 when the Trustees considered whether to approve the second set of Interim Agreements as well as the New Agreements, the Trustees considered presentations made

33

ADDITIONAL INFORMATION (unaudited) continued

to them on November 12, 2008 by representatives of EIMC and Wells Fargo regarding the anticipated implications of the merger for EIMC and the funds. The Trustees also considered:

•

Their understanding that the merger was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC would provide to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high quality services;

•

Information about Wells Fargo’s financial condition, reputation, and resources, and the likelihood that the merger would result in improved organizational stability for EIMC, benefiting the funds as well as offering the potential for the funds, over time, to access Wells Fargo’s infrastructure, resources and capabilities;

•	That EIMC and Wells Fargo representatives have stated that there is no present intention to change the funds’ existing advisory fees or expense limitations;
•

That the representatives of Wells Fargo have expressed their intention to pursue the integration of EIMC and the funds with corresponding Wells Fargo businesses and funds only after a deliberative process designed to identify and retain the relative strengths of both organizations;

•	That the Wells Fargo representatives expect that the deliberative process and any subsequent integration will take more than a year;
•

That, in the meantime, Wells Fargo expects to retain, largely in its current form, the existing EIMC management team and investment advisory and other key professionals and to operate EIMC following the merger as a separate business unit under the Evergreen brand;

•
•	Wells Fargo’s experience and approach with respect to acquisitions of other fund complexes;
•

The fact that, if the New Agreements were not approved, on March 19, 2009, the Subsequent Interim Agreements will expire and the funds will no longer have a contractual right to investment advisory services from EIMC or any sub-advisors;

•	That EIMC’s management supports the merger; and

34

ADDITIONAL INFORMATION (unaudited) continued

•

That representatives of EIMC have committed that the funds will not bear the expenses relating to Wells Fargo’s acquisition of Wachovia, including the costs of soliciting fund shareholders to approve the New Agreements.

Based on the foregoing, the Trustees, including all of the Trustees who are not “interested persons” of the funds or EIMC, unanimously approved the second set of Interim Agreements and the New Agreements.

35

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

36

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

565212 rv6 03/2009

 Evergreen Treasury Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
12	STATEMENT OF ASSETS AND LIABILITIES
13	STATEMENT OF OPERATIONS
14	STATEMENTS OF CHANGES IN NET ASSETS
15	NOTES TO FINANCIAL STATEMENTS
21	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
22	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Treasury Money Market Fund for the twelve-month period ended January 31, 2009 (the “period”).

After contracting in the fourth quarter of 2007, the U.S. economy held up relatively well in the first half of 2008. However, these gains were largely due to strength in government spending and exports, powered higher by the weakening U.S. currency. At the same time, home prices continued to fall and job losses persisted. September 2008 marked a crucial event, when federal officials allowed for the collapse of Lehman Brothers, which history will likely judge as a colossal policy failure. The collateral damage from this event led to further collapse. Venerable financial institutions fell like dominos in the ensuing weeks as distrust prevailed and counter-party risk, whether real or imagined, escalated. Inter-bank lending ceased to exist, and the credit markets froze.

Consequently, officials at the Federal Reserve Board and U.S. Treasury increased their involvement, utilizing innovative measures to improve both liquidity and confidence. These efforts culminated with Congress’ approval of the $700 billion Troubled Asset Relief Program (“TARP”), enacted to purchase distressed mortgage-related securities, until the Treasury decided against it one month after TARP’s approval. Not surprisingly, confidence at the consumer and investor levels was shaken further, and banks, despite the recapitalization efforts to revive their balance sheets, became both increasingly vigilant and militant relative to their lending policies. As a result, economic activity in the fourth quarter of 2008 was positioned to be among the weakest in history.

During the period, the management teams of Evergreen’s money market funds held to their discipline, seeking competitive income through investments in high-quality, short-term securities while retaining an emphasis on capital preservation.

As we look back over the extraordinary series of events during the period, we believe it is vitally important for all investors to keep perspective and remain focused on their long-term strategies. Most importantly, we continue to urge investors to pursue fully diversified strategies in order to participate in future market gains and limit the risks of potential losses. If they haven’t already done so, we encourage individual investors to work with their financial advisors to develop a diversified, long-term strategy and, most importantly, to adhere to it. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery,

1

LETTER TO SHAREHOLDERS continued

innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

Please visit us at That Wells Fargo and EIMC would consult with the Trustees before implementing any significant changes that would affect the funds or the services provided by EIMC or its affiliates to the funds;EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notices to Shareholders:

•

On December 31, 2008, Wachovia Corporation merged with and into Wells Fargo & Company (“Wells Fargo”). As a result of the merger, Evergreen Investment Management Company, LLC (“EIMC”), Tattersall Advisory Group, Inc., First International Advisors, LLC, Metropolitan West Capital Management, LLC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC, are subsidiaries of Wells Fargo.

•	Effective January 1, 2009, W. Douglas Munn became President and Chief Executive Officer of the Evergreen Funds.

3

FUND AT A GLANCE

as of January 31, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

J. Kellie Allen; Bryan K. White, CFA; Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 3/6/1991

	Class A	Class S	Class I
Class inception date	3/6/1991	6/30/2000	3/6/1991

Nasdaq symbol	ETAXX	N/A	ETYXX

Average annual return

1-year	0.89%	0.70%	1.10%

5-year	2.52%	2.24%	2.81%

10-year	2.71%	2.46%	3.01%

7-day annualized yield	0.02%	0.02%	0.03%

30-day annualized yield	0.02%	0.02%	0.04%

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class S prior to its inception is based on the performance of Class A, one of the original classes offered along with Class I. The historical returns for Class S have not been adjusted to reflect the effect of its 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Classes A and S. Had the fees not been waived or reimbursed, returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

All data is as of January 31, 2009, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	8/1/2008	1/31/2009	During Period*

Actual
Class A	$1,000.00	$1,001.97	$3.02
Class S	$1,000.00	$1,001.49	$3.82
Class I	$1,000.00	$1,002.58	$2.27
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,022.12	$3.05
Class S	$1,000.00	$1,021.32	$3.86
Class I	$1,000.00	$1,022.87	$2.29

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.60% for Class A, 0.76% for Class S and 0.45% for Class I), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS A	2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.04	0.04	0.03	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.04)	(0.04)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.89%	4.12%	4.34%	2.58%	0.73%

Ratios and supplemental data
Net assets, end of period (millions)	$189	$261	$317	$482	$478
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.67%	0.73%	0.73%	0.72%	0.73%
Expenses excluding waivers/reimbursements and expense reductions	0.74%	0.73%	0.73%	0.72%	0.73%
Net investment income (loss)	0.91%	4.03%	4.20%	2.57%	0.72%

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S	2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.04	0.04	0.02	0

Distributions to shareholders from
Net investment income	(0.01)	(0.04)	(0.04)	(0.02)	0 [1]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.70%	3.81%	4.03%	2.28%	0.44%

Ratios and supplemental data
Net assets, end of period (millions)	$533	$539	$596	$922	$761
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.88%	1.03%	1.03%	1.02%	1.01%
Expenses excluding waivers/reimbursements and expense reductions	1.05%	1.03%	1.03%	1.02%	1.02%
Net investment income (loss)	0.62%	3.75%	3.91%	2.26%	0.43%

1	Amount represents less than $0.005 per share.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS I	2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.04	0.05	0.03	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.04)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.10%	4.43%	4.65%	2.89%	1.03%

Ratios and supplemental data
Net assets, end of period (millions)	$622	$655	$943	$1,306	$1,145
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.44%	0.43%	0.43%	0.42%	0.43%
Expenses excluding waivers/reimbursements and expense reductions	0.45%	0.43%	0.43%	0.42%	0.43%
Net investment income (loss)	1.13%	4.39%	4.51%	2.87%	0.97%

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

January 31, 2009

	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS 31.6%
U.S. Treasury Bills:
0.09%, 03/12/2009 ß	$50,000,000	$49,995,250
0.10%, 03/19/2009 ß	35,060,000	35,055,618
0.18%, 04/09/2009 ß	50,000,000	49,983,500
0.41%, 09/15/2009 ß	25,000,000	24,935,937
1.34%, 07/02/2009 ß	25,000,000	24,860,938
1.43%, 04/29/2009 ß	35,000,000	34,880,436
1.60%, 06/24/2009 ß	75,000,000	74,526,667
U.S. Treasury Notes:
3.875%, 05/15/2009	75,000,000	75,382,242
4.00%, 08/31/2009	15,000,000	15,312,196
4.875%, 05/15/2009-06/30/2009	40,000,000	40,477,871

Total U.S. Treasury Obligations (cost $425,410,655)		425,410,655

REPURCHASE AGREEMENTS ^^ 68.3%
Bank of America Corp., 0.25%, dated 01/30/2009, maturing 02/02/2009; maturity value is $90,001,875 (1)	90,000,000	90,000,000
Barclays Capital, Inc.:
0.26%, dated 01/30/2009, maturing 02/02/2009; maturity value is $65,001,408 (2)	65,000,000	65,000,000
Avg. rate of 0.27%, dated 01/26/2009, maturing 02/26/2009; maturity value is $100,022,833 (3) *	100,000,000	100,000,000
Credit Suisse First Boston Corp., Avg. rate of 0.21%, dated 01/26/2009, maturing 02/02/2009; maturity value is $100,004,000 (4) *	100,000,000	100,000,000
Deutsche Bank AG:
0.25%, dated 01/30/2009, maturing 02/02/2009; maturity value is $103,134,664 (5)	103,132,515	103,132,515
Avg. rate of 0.20%, dated 01/26/2009, maturing 02/02/2009; maturity value is $65,002,564 (5) *	65,000,000	65,000,000
Avg. rate of 0.20%, dated 01/26/2009, maturing 02/02/2009; maturity value is $80,003,156 (6) *	80,000,000	80,000,000
Greenwich Capital Markets, Inc., Avg. rate of 0.20%, dated 01/26/2009, maturing 02/02/2009; maturity value is $65,002,564 (7) *	65,000,000	65,000,000
Morgan Stanley, Avg. rate of 0.17%, dated 01/26/2009, maturing 02/02/2009; maturity value is $65,002,113 (8) *	65,000,000	65,000,000
Societe Generale, 0.25%, dated 01/30/2009, maturing 02/02/2009; maturity value is $70,001,458 (9)	70,000,000	70,000,000
UBS AG:
0.23%, dated 01/30/2009, maturing 02/02/2009; maturity value is $65,001,246 (10)	65,000,000	65,000,000
0.26%, dated 01/30/2009, maturing 02/02/2009; maturity value is $50,001,083 (11)	50,000,000	50,000,000

Total Repurchase Agreements (cost $918,132,515)		918,132,515

Total Investments (cost $1,343,543,170) 99.9%		1,343,543,170
Other Assets and Liabilities 0.1%		1,334,924

Net Assets 100.0%		$1,344,878,094

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

January 31, 2009

ß	Rate shown represents the yield to maturity at date of purchase.
^^	Collateralized by:
	(1)	$69,572,100 U.S. Treasury Bond, 7.50%, 11/15/2016, value including accrued interest is $91,800,098.
	(2)	$97,238,315 STRIPS, 0.00%, 05/15/2019, value is $66,300,000.
	(3)	$103,570,500 TIPS, 1.625%, 01/15/2018, value including accrued interest is $102,000,079.
	(4)	$102,180,000 U.S. Treasury Bill, 0.00%, 07/30/2009, value is $102,003,232.
(5)

$171,496,900 U.S. Treasury Bill, 0.00%, 02/05/2009, value is $171,495,185. This collateral was allocated on a pro rata split basis such that sufficient collateral was applied to the respective repurchase agreements.

	(6)	$110,907,219 GNMA, 5.00% to 7.00%, 10/15/2019 to 01/15/2039, value including accrued interest is $81,600,001.
	(7)	$58,305,000 U.S. Treasury Note, 4.25%, 11/15/2014, value including accrued interest is $66,304,606.
	(8)	$55,841,000 U.S. Treasury Note, 5.125%, 05/15/2016, value including accrued interest is $66,301,118.
	(9)	$63,248,000 U.S. Treasury Note, 4.00%, 02/15/2015, value including accrued interest is $71,400,090.
	(10)	$62,085,000 TIPS, 2.375%, 01/15/2017, value including accrued interest is $66,301,863.
	(11)	$70,545,000 GNMA, 5.50% to 7.00%, 08/15/2034 to 09/20/2038, value including accrued interest is $51,000,373.
*	Variable rate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.

Summary of Abbreviations

GNMA	Government National Mortgage Association
STRIPS	Separately Traded Registered Interest and Principal Securities
TIPS	Treasury Inflation Protected Securities

The following table shows the percent of total investments by credit quality as of January 31, 2009 (unaudited):

Tier 1	100%

The following table shows the percent of total investments by maturity as of January 31, 2009 (unaudited):

2-7 days	60.9%
8-60 days	13.8%
61-120 days	13.8%
121-240 days	11.5%

100.0%

See Notes to Financial Statements

11

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2009

Assets
Investments in securities	$425,410,655
Investments in repurchase agreements	918,132,515

Investments at amortized cost	1,343,543,170
Receivable for Fund shares sold	6,061
Interest receivable	1,252,756
Receivable from investment advisor	256,996
Prepaid expenses and other assets	198,848

Total assets	1,345,257,831

Liabilities
Dividends payable	20,149
Payable for Fund shares redeemed	102,416
Due to related parties	10,154
Trustees’ fees and expenses payable	206,715
Custodian and accounting fees payable	20,423
Accrued expenses and other liabilities	19,880

Total liabilities	379,737

Net assets	$1,344,878,094

Net assets represented by
Paid-in capital	$1,346,339,636
Overdistributed net investment income	(261,423)
Accumulated net realized losses on investments	(1,200,119)

Total net assets	$1,344,878,094

Net assets consists of
Class A	$189,171,375
Class S	533,266,082
Class I	622,440,637

Total net assets	$1,344,878,094

Shares outstanding (unlimited number of shares authorized)
Class A	189,618,231
Class S	533,996,716
Class I	623,128,290

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

12

STATEMENT OF OPERATIONS

Year Ended January 31, 2009

Investment income
Interest	$21,865,881

Expenses
Advisory fee	4,392,835
Distribution Plan expenses
Class A	672,518
Class S	3,216,295
Administrative services fee	850,169
Transfer agent fees	403,193
Trustees’ fees and expenses	18,021
Printing and postage expenses	48,645
Custodian and accounting fees	300,210
Registration and filing fees	44,175
Professional fees	55,029
Other	251,322

Total expenses	10,252,412
Less: Expense reductions	(8,561)
Fee waivers and expense reimbursements	(1,128,217)

Net expenses	9,115,634

Net investment income	12,750,247

Net realized gains on investments	30,812

Net increase in net assets resulting from operations	$12,781,059

See Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,

	2009		2008

Operations
Net investment income		$12,750,247		$62,934,514
Net realized gains on investments		30,812		0

Net increase in net assets resulting from operations		12,781,059		62,934,514

Distributions to shareholders from
Net investment income
Class A		(2,113,582)		(11,066,783)
Class S		(3,654,164)		(20,820,411)
Class I		(7,459,466)		(31,006,068)

Total distributions to shareholders		(13,227,212)		(62,893,262)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	867,868,254	867,868,254	1,312,148,727	1,312,148,727
Class S	5,744,737,584	5,744,737,584	5,528,381,719	5,528,381,719
Class I	1,245,465,199	1,245,465,199	2,481,788,754	2,481,788,754

		7,858,071,037		9,322,319,200

Net asset value of shares issued in reinvestment of distributions
Class A	939,892	939,892	3,818,997	3,818,997
Class S	3,654,164	3,654,164	20,820,411	20,820,411
Class I	350,721	350,721	1,546,005	1,546,005

		4,944,777		26,185,413

Payment for shares redeemed
Class A	(941,062,839)	(941,062,839)	(1,371,161,795)	(1,371,161,795)
Class S	(5,753,795,600)	(5,753,795,600)	(5,605,957,558)	(5,605,957,558)
Class I	(1,277,885,265)	(1,277,885,265)	(2,772,021,750)	(2,772,021,750)

		(7,972,743,704)		(9,749,141,103)

Net decrease in net assets resulting from capital share transactions		(109,727,890)		(400,636,490)

Total decrease in net assets		(110,174,043)		(400,595,238)
Net assets
Beginning of period		1,455,052,137		1,855,647,375

End of period		$1,344,878,094		$1,455,052,137

Undistributed (overdistributed) net investment income		$(261,423)		$63,080

See Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Treasury Money Market Fund (the “Fund”) is a diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Class I shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

Effective after the close of business on December 18, 2008, the Fund was closed to all new investors. Purchases and redemptions continued to be accepted from existing shareholders in the manner described in the Fund’s prospectus.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting

15

NOTES TO FINANCIAL STATEMENTS continued

those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended January 31, 2009, the following amounts were reclassified:

Paid-in capital	$(152,844)
Overdistributed net investment income	152,462
Accumulated net realized losses on investments	382

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.31% and declining to 0.15% as average daily net assets increase. For the year ended January 31, 2009, the advisory fee was equivalent to an annual rate of 0.31% of the Fund’s average daily net assets.

On October 3, 2008, Wells Fargo and Wachovia Corporation (“Wachovia”) announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that will include all of Wachovia’s banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40% voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may be deemed to control EIMC. If Wells Fargo is deemed to control EIMC, then the existing advisory agreement between the Fund and EIMC would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC with the same terms and conditions as the existing agreement which became effective upon the issuance of the preferred shares. EIMC’s receipt of the advisory fees under the interim advisory agreement is subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

On December 31, 2008, Wachovia merged with and into Wells Fargo and as a result of the merger, EIMC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Service

16

NOTES TO FINANCIAL STATEMENTS continued

Company, LLC (“ESC”) became subsidiaries of Wells Fargo. After the merger, a new interim advisory agreement with the same terms and conditions between the Fund and EIMC went into effect.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended January 31, 2009, EIMC voluntarily waived its advisory fee in the amount of $138,422 and reimbursed Distribution Plan expenses (see Note 4) relating to Class A and Class S shares in the amount of $143,869 and $845,926, respectively.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the year ended January 31, 2009, the administrative services fee was equivalent to an annual rate of 0.06% of the Fund’s average daily net assets.

ESC, an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS, an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A and Class S shares. However, currently the distribution fees for Class A shares are limited to 0.30% of the average daily net assets of the class and the distribution fees for Class S shares are limited to 0.60% of the average daily net assets of the class.

5. INVESTMENT TRANSACTIONS

On February 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

17

NOTES TO FINANCIAL STATEMENTS continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	1,343,543,170
Level 3 – Significant Unobservable Inputs	0

Total	$1,343,543,170

On January 31, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of January 31, 2009, the Fund had $1,200,119 in capital loss carryovers for federal income tax purposes expiring in 2014.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2009, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2009, the components of distributable earnings on a tax basis consisted of capital loss carryovers in the amount of $1,200,119 and temporary book/tax differences in the amount of ($261,423).

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid were $13,227,212 and $62,893,262 of ordinary income for the years ended January 31, 2009 and January 31, 2008, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

18

NOTES TO FINANCIAL STATEMENTS continued

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%. During the year ended January 31, 2009, the Fund had no borrowings.

11. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The Fund participates in the U.S. Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”). Unless extended by the U.S. Department of Treasury, the Program is due to expire on April 30, 2009. The Program seeks to guarantee the net asset value of certain shares of money market funds as of September 19, 2008. The Program applies only to shareholders of record of the Fund on September 19, 2008. Under the Program, if the Fund’s market value per share falls below $0.995 on any day while the Program is in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The number of shares of each record holder covered by the Program will be the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date the Program guarantee is triggered.

The Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008 for the initial 3-month term that expired on December 18, 2008. The annual fee was 0.01% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.015% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. The Fund paid an additional fee based on the number of shares outstanding as of September 19, 2008 to participate in the extension of the Program through April 30, 2009. The annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.022% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. The fees were amortized over the length of the participation in the Program. Participation in any further extension of the Program would require payment of additional participation fees.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC, EIS and Evergreen Ultra Short Opportunities Fund (the “Ultra Short Fund”) concerning alleged issues surrounding the drop in net asset value of the Ultra Short Fund in May and June 2008. In addition, three purported class actions have been filed in the U.S. District Court

19

NOTES TO FINANCIAL STATEMENTS continued

for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

14. SUBSEQUENT EVENT

Effective March 10, 2009, the Fund has been re-opened to shareholders for new purchases and exchanges.

20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Treasury Money Market Fund, a series of the Evergreen Money Market Trust, as of January 31, 2009 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2009 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Treasury Money Market Fund as of January 31, 2009, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 27, 2009

21

ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On March 12, 2009, a Special Meeting of Shareholders for the Fund was held to consider a number of proposals. On December 1, 2008, the record date for the meeting, the Fund had $1,355,362,357 of net assets outstanding of which $787,286,737 (58.09%) of net assets were represented at the meeting.

Proposal 1 — To consider and act upon a new investment advisory agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$600,530,107
Net assets voted “Against”	$8,264,136
Net assets voted “Abstain”	$178,492,494

22

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. In September 2008, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Treasury Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of its deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. The Trustees began their 2008 review process at the time of the last advisory contract-renewal process in September 2007. In the course of their 2007 review, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the 2008 review process, the Trustees monitored each of these funds in particular for changes in performance and for the results of any changes in a fund’s investment process or investment team. In addition, during the course of the year, the Trustees regularly reviewed information regarding the investment performance of all of the funds, paying particular attention to funds whose performance since September 2007 indicated short-term or longer-term performance issues.

In spring 2008, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review as part of its 2008 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the independent Trustees, the information that EIMC and Keil provided. The Trustees formed small groups to review individual funds in greater detail. In addition, the Trustees considered information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from

23

ADDITIONAL INFORMATION (unaudited) continued

the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone during the 2008 review process to consider the information provided by EIMC. The Committee then met with representatives of EIMC. In addition, over the period of this review, the independent Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with independent legal counsel at which no personnel of EIMC were present. At a meeting of the full Board of Trustees in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC and engaged in further review of the materials provided to it, and approved the continuation of each of the advisory and sub-advisory agreements.

In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, EIMC presents a wide variety of information regarding the services it performs, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2007. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new Chief Compliance Officer for the funds in June of 2007 and a new Chief Investment Officer at EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance

24

ADDITIONAL INFORMATION (unaudited) continued

of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC or its affiliates for such services. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. The Trustees also considered the investment performance of those other accounts managed by EIMC and its affiliates, where applicable, and concluded that the performance of those accounts did not suggest any substantial difference in the quality of the service provided by EIMC and its affiliates to those accounts.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. The Board considered that EIS, an affiliate of EIMC, serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions, including Wachovia Securities, LLC and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that an affiliate of EIMC had won recognition from Dalbar customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

In the period leading up to the Trustees’ approval of continuation of the investment advisory agreements, the Trustees were mindful of the financial condition of Wachovia Corporation (“Wachovia”), EIMC’s parent company. They considered the possibility that a significant adverse change in Wachovia’s financial condition could impair the ability of

25

ADDITIONAL INFORMATION (unaudited) continued

EIMC or its affiliates to perform services for the funds at the same level as in the past. The Trustees concluded that any change in Wachovia’s financial condition had not to date had any such effect, but determined to monitor EIMC’s and its affiliates’ performance, and financial conditions generally, going forward in order to identify any such impairment that may develop and to take appropriate action.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2007, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the Merrill Lynch Three-Month U.S. Treasury Bill Index, and outperformed a majority of the mutual funds against which the Trustees compared the Fund’s performance over the same periods.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees also noted that EIMC had appointed a new Chief

26

ADDITIONAL INFORMATION (unaudited) continued

Investment Officer in August of 2008 who had not yet had sufficient time to evaluate and direct remedial efforts with respect to funds that have experienced a substantial period of relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was higher than the management fees paid by most of the mutual funds against which the Trustees compared the Fund’s management fee. They noted that the level of profitability realized by EIMC in respect of the fee did not appear excessive, particularly in light of the potential business and other risks to sponsors of money market funds evidenced in recent periods. The Trustees also noted generally the apparent willingness of the Evergreen and Wachovia organizations to provide financial support to the Evergreen money market funds during recent difficult periods in the fixed-income securities markets, and the substantial expenses incurred by those firms in the past year to do so (although not specifically in respect of the Fund).

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

27

ADDITIONAL INFORMATION (unaudited) continued

Matters Relating to Approval of Interim Advisory and Sub-Advisory Agreements. Following the Trustees’ approval of the continuation of the funds’ investment advisory agreements, Wells Fargo & Company (“Wells Fargo”) announced that it had agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia’s banking and other businesses, including EIMC. In connection with this transaction, on October 20, 2008, Wachovia issued preferred shares representing a 39.9% voting interest in Wachovia to Wells Fargo pursuant to a Share Exchange Agreement. Wells Fargo subsequently completed its acquisition of Wachovia on December 31, 2008.

Under the 1940 Act, both the issuance of the preferred shares to Wells Fargo and the completion of the acquisition could be viewed as resulting in the termination of the funds’ investment advisory and sub-advisory agreements. Accordingly, on October 20, 2008, the Board of Trustees approved interim investment advisory and sub-advisory agreements that would become effective upon Wachovia’s issuance of preferred shares to Wells Fargo. On November 12, 2008, the Trustees approved a second set of interim investment advisory and sub-advisory agreements that would become effective upon the completion of the acquisition. (The first set of interim agreements approved on October 20, 2008, together with the second set of interim agreements approved November 12, 2008, are referred to as “Interim Agreements.”) In addition, the Trustees approved on November 12, 2008, and again at an in-person meeting on December 3 and 4, 2008, definitive investment advisory and sub-advisory agreements (the “New Agreements”) and recommended that shareholders of the funds approve them at meetings to be held in early 2009.

In considering whether to approve the first set of Interim Agreements on October 20, 2008, the Trustees took into account that they had recently approved the annual continuation of all of the funds’ existing investment advisory and sub-advisory agreements in September 2008. The Trustees reviewed the terms of the Interim Agreements, noting that the terms were generally identical to those of the funds’ investment advisory agreements that were in effect before October 20, 2008 (but for provisions required by law to be included in the Interim Agreements). They also took into account current and anticipated market and economic conditions, the financial condition of EIMC and of Wachovia generally, and the likely effect of the merger on the financial condition of Wachovia. In general, the Trustees considered that the proposed merger of Wachovia with Wells Fargo would very likely improve substantially the financial condition of EIMC’s parent company, increase the capital available to support the funds, and ensure that EIMC and its affiliates would have the resources to provide continuing services to the funds. In light principally of these considerations and their recent continuation of the funds’ investment advisory arrangements in September, the Trustees unanimously approved the first set of Interim Agreements that became effective on October 20, 2008.

In addition to the foregoing, at their meetings on November 12, 2008 and December 3 and 4, 2008 when the Trustees considered whether to approve the second set of Interim Agreements as well as the New Agreements, the Trustees considered presentations made to them on November 12, 2008 by representatives of EIMC and Wells Fargo regarding

28

ADDITIONAL INFORMATION (unaudited) continued

the anticipated implications of the merger for EIMC and the funds. The Trustees also considered:

•

Their understanding that the merger was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC would provide to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high quality services;

•

Information about Wells Fargo’s financial condition, reputation, and resources, and the likelihood that the merger would result in improved organizational stability for EIMC, benefiting the funds as well as offering the potential for the funds, over time, to access Wells Fargo’s infrastructure, resources and capabilities;

•	That EIMC and Wells Fargo representatives have stated that there is no present intention to change the funds’ existing advisory fees or expense limitations;
•

That the representatives of Wells Fargo have expressed their intention to pursue the integration of EIMC and the funds with corresponding Wells Fargo businesses and funds only after a deliberative process designed to identify and retain the relative strengths of both organizations;

•	That the Wells Fargo representatives expect that the deliberative process and any subsequent integration will take more than a year;
•

That, in the meantime, Wells Fargo expects to retain, largely in its current form, the existing EIMC management team and investment advisory and other key professionals and to operate EIMC following the merger as a separate business unit under the Evergreen brand;

•	That Wells Fargo and EIMC would consult with the Trustees before implementing any significant changes that would affect the funds or the services provided by EIMC or its affiliates to the funds;
•	Wells Fargo’s experience and approach with respect to acquisitions of other fund complexes;
•

The fact that, if the New Agreements were not approved, on March 19, 2009, the Subsequent Interim Agreements will expire and the funds will no longer have a contractual right to investment advisory services from EIMC or any sub-advisors;

•	That EIMC’s management supports the merger; and
•

That representatives of EIMC have committed that the funds will not bear the expenses relating to Wells Fargo’s acquisition of Wachovia, including the costs of soliciting fund shareholders to approve the New Agreements.

Based on the foregoing, the Trustees, including all of the Trustees who are not “interested persons” of the funds or EIMC, unanimously approved the second set of Interim Agreements and the New Agreements.

29

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

565214 rv6 03/2009

Evergreen U.S. Government Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
11	STATEMENT OF ASSETS AND LIABILITIES
12	STATEMENT OF OPERATIONS
13	STATEMENTS OF CHANGES IN NET ASSETS
14	NOTES TO FINANCIAL STATEMENTS
21	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
22	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen U.S. Government Money Market Fund for the twelve-month period ended January 31, 2009 (the “period”).

After contracting in the fourth quarter of 2007, the U.S. economy held up relatively well in the first half of 2008. However, these gains were largely due to strength in government spending and exports, powered higher by the weakening U.S. currency. At the same time, home prices continued to fall and job losses persisted. September 2008 marked a crucial event, when federal officials allowed for the collapse of Lehman Brothers, which history will likely judge as a colossal policy failure. The collateral damage from this event led to further collapse. Venerable financial institutions fell like dominos in the ensuing weeks as distrust prevailed and counter-party risk, whether real or imagined, escalated. Inter-bank lending ceased to exist, and the credit markets froze.

Consequently, officials at the Federal Reserve Board and U.S. Treasury increased their involvement, utilizing innovative measures to improve both liquidity and confidence. These efforts culminated with Congress’ approval of the $700 billion Troubled Asset Relief Program (“TARP”), enacted to purchase distressed mortgage-related securities, until the Treasury decided against it one month after TARP’s approval. Not surprisingly, confidence at the consumer and investor levels was shaken further, and banks, despite the recapitalization efforts to revive their balance sheets, became both increasingly vigilant and militant relative to their lending policies. As a result, economic activity in the fourth quarter of 2008 was positioned to be among the weakest in history.

During the period, the management teams of Evergreen’s money market funds held to their discipline, seeking competitive income through investments in high-quality, short-term securities while retaining an emphasis on capital preservation.

As we look back over the extraordinary series of events during the period, we believe it is vitally important for all investors to keep perspective and remain focused on their long-term strategies. Most importantly, we continue to urge investors to pursue fully diversified strategies in order to participate in future market gains and limit the risks of potential losses. If they haven’t already done so, we encourage individual investors to work with their financial advisors to develop a diversified, long-term strategy and, most importantly, to adhere to it. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery,

1

LETTER TO SHAREHOLDERS continued

innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notices to Shareholders:

•

On December 31, 2008, Wachovia Corporation merged with and into Wells Fargo & Company (“Wells Fargo”). As a result of the merger, Evergreen Investment Management Company, LLC (“EIMC”), Tattersall Advisory Group, Inc., First International Advisors, LLC, Metropolitan West Capital Management, LLC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC, are subsidiaries of Wells Fargo.

•	Effective January 1, 2009, W. Douglas Munn became President and Chief Executive Officer of the Evergreen Funds.

3

FUND AT A GLANCE

as of January 31, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

J. Kellie Allen; Bryan K. White, CFA; Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 6/26/2001

	Class A	Class S
Class inception date	6/26/2001	6/26/2001

Nasdaq symbol	EGAXX	N/A

Average annual return

1-year	1.43%	1.14%

5-year	2.69%	2.40%

Since portfolio inception	2.11%	1.89%

7-day annualized yield	0.17%	0.05%

30-day annualized yield	0.19%	0.05%

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class A, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.30% for Class A and 0.60% for Class S.

The advisor is waiving a portion of its advisory fee and reimbursing the fund for a portion of other expenses and a portion of the 12b-1 fee for Class S. Had the fees and expenses not been waived or reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

All data is as of January 31, 2009, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	8/1/2008	1/31/2009	During Period*

Actual
Class A	$1,000.00	$1,004.41	$3.63
Class S	$1,000.00	$1,003.09	$4.88
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,021.52	$3.66
Class S	$1,000.00	$1,020.26	$4.93

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.72% for Class A and 0.97% for Class S), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS A	2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.04	0.04	0.03	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.04)	(0.04)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.43%	4.37%	4.40%	2.61%	0.68%

Ratios and supplemental data
Net assets, end of period (millions)	$2,150	$986	$613	$645	$901
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.71%	0.72%	0.73%	0.74%	0.88%
Expenses excluding waivers/reimbursements and expense reductions	0.81%	0.87%	0.93%	0.98%	1.08%
Net investment income (loss)	1.22%	4.22%	4.30%	2.50%	0.57%

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S1	2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.04	0.04	0.02	0

Distributions to shareholders from
Net investment income	(0.01)	(0.04)	(0.04)	(0.02)	0 [2]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.14%	4.06%	4.09%	2.30%	0.45%

Ratios and supplemental data
Net assets, end of period (millions)	$735	$588	$318	$373	$351
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.98%	1.02%	1.03%	1.03%	1.10%
Expenses excluding waivers/reimbursements and expense reductions	1.11%	1.17%	1.23%	1.27%	1.32%
Net investment income (loss)	1.11%	3.96%	4.01%	2.34%	0.61%

1	Effective on the close of business on November 16, 2007, Class S1 was renamed Class S.
2	Amount represents less than $0.005 per share.

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

January 31, 2009

	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 68.3%
FFCB, FRN:
0.25%, 02/24/2009	$50,000,000	$49,999,379
0.30%, 02/14/2009	60,000,000	60,000,000
1.25%, 02/24/2009	40,000,000	40,006,466
FHLB:
0.13%, 03/18/2009	100,000,000	99,984,111
0.38%, 04/24/2009	125,000,000	124,893,125
2.20%, 04/17/2009	17,325,000	17,316,054
2.56%, 08/04/2009	15,000,000	15,132,954
2.60%, 02/17/2009	200,000,000	199,783,333
3.10%, 04/22/2009	100,000,000	99,319,722
4.50%, 10/09/2009	4,760,000	4,796,387
5.00%, 09/18/2009	5,000,000	5,136,466
FRN:
0.34%, 02/13/2009	50,000,000	50,000,000
0.59%, 02/02/2009	100,000,000	100,000,000
1.99%, 02/27/2009	170,000,000	170,001,090
2.12%, 02/18/2009	40,000,000	40,000,000
FHLMC:
0.55%, 07/06/2009	25,000,000	24,941,181
1.40%, 04/01/2009	100,000,000	99,774,444
FRN:
0.29%, 02/19/2009	9,300,000	9,282,379
0.33%, 02/18/2009	200,000,000	200,054,083
0.78%, 02/02/2009	50,000,000	50,000,000
3.65%, 04/30/2009	75,000,000	75,000,000
FNMA:
0.27%, 03/23/2009	200,000,000	199,926,500
0.35%, 03/02/2009	30,000,000	29,991,833
0.54%, 04/01/2009	29,000,000	28,975,237
FRN:
0.47%, 02/02/2009	75,000,000	74,995,635
1.24%, 04/13/2009	100,000,000	100,009,634

Total U.S. Government & Agency Obligations (cost $1,969,320,013)		1,969,320,013

REPURCHASE AGREEMENTS ^^ 32.7%
Bank of America Corp., 0.25%, dated 01/30/2009, maturing 02/02/2009; maturity value $100,002,083 (1)	100,000,000	100,000,000
Barclays Capital, Inc., Avg. rate of 0.27%, dated 01/26/2009, maturing 02/26/2009; maturity value $200,046,500 (2) *	200,000,000	200,000,000
Deutsche Bank AG, 0.27%, dated 01/30/2009, maturing 02/02/2009; maturity value $448,217,420 (3)	448,207,335	448,207,335
Merrill Lynch & Co., Inc., 0.27%, dated 01/30/2009, maturing 02/02/2009; maturity value $195,004,388 (4)	195,000,000	195,000,000

Total Repurchase Agreements (cost $943,207,335)		943,207,335

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

January 31, 2009

Value

Total Investments (cost $2,912,527,348) 101.0%	$2,912,527,348
Other Assets and Liabilities (1.0%)	(28,069,008)

Net Assets 100.0%	$2,884,458,340

Summary of Abbreviations

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
STRIPS	Separately Traded Registered Interest and Principal Securities
TVA	Tennessee Valley Authority
^^	Collateralized by:
(1)	$25,545,000 FHLB, 3.625%, 10/18/2013, value including accrued interest is $26,869,019; $74,135,000 FHLMC, 3.165%, 04/30/2010, value including accrued interest is $75,133,042.
(2)	$202,326,000 FNMA, 5.50%, 12/14/2022, value including accrued interest is $204,000,810.
(3)

$20,000,000 FFCB, 4.80%, 04/25/2011, value including accrued interest is $21,597,133; $139,150,000 FHLB, 0.00% to 6.05%, 03/30/2009 to 09/30/2022, value including accrued interest is $145,708,413; $119,921,000 FHLMC, 2.00% to 6.07%, 04/25/2011 to 01/19/2027, value including accrued interest is $124,932,663; $120,497,000 FNMA, 0.00% to 5.76%, 05/05/2009 to 07/28/2023, value including accrued interest is $123,379,816; $37,000,000 STRIPS, 0.00%, 01/15/2021, value is $20,135,770; $18,370,000 TVA, 6.25%, 12/15/2017, value including accrued interest is $21,418,272.

(4)	$192,946,000 U.S. Treasury Bills, 0.00%, 10/15/2009 to 06/30/2010, value is $198,900,315.
*	Variable rate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.

The date shown for each security represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

The following table shows the percent of total investments by credit quality as of January 31, 2009 (unaudited):

Tier 1	100%

The following table shows the percent of total investments by maturity as of January 31, 2009 (unaudited):

2-7 days	33.2%
8-60 days	50.7%
61-120 days	14.3%
121-240 days	1.6%
241+ days	0.2%

100.0%

See Notes to Financial Statements

10

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2009

Assets
Investments in securities	$1,969,320,013
Investments in repurchase agreements	943,207,335

Investments at amortized cost	2,912,527,348
Cash	5,687
Receivable for Fund shares sold	66,425
Interest receivable	1,794,730
Prepaid expenses and other assets	220,554

Total assets	2,914,614,744

Liabilities
Dividends payable	621
Payable for securities purchased	29,991,833
Advisory fee payable	54,746
Due to other related parties	19,494
Accrued expenses and other liabilities	89,710

Total liabilities	30,156,404

Net assets	$2,884,458,340

Net assets represented by
Paid-in capital	$2,884,757,888
Overdistributed net investment income	(15,438)
Accumulated net realized losses on investments	(284,110)

Total net assets	$2,884,458,340

Net assets consists of
Class A	$2,149,888,294
Class S	734,570,046

Total net assets	$2,884,458,340

Shares outstanding (unlimited number of shares authorized)
Class A	2,150,130,126
Class S	734,642,220

Net asset value per share
Class A	$1.00
Class S	$1.00

See Notes to Financial Statements

11

STATEMENT OF OPERATIONS

Year Ended January 31, 2009

Investment income
Interest	$35,607,077

Expenses
Advisory fee	6,149,798
Distribution Plan expenses
Class A	3,939,383
Class S	2,916,732
Administrative services fee	1,079,490
Transfer agent fees	1,023,729
Trustees’ fees and expenses	24,230
Printing and postage expenses	82,062
Custodian and accounting fees	383,995
Registration and filing fees	29,925
Professional fees	65,603
Other	268,260

Total expenses	15,963,207
Less: Expense reductions	(11,685)
Fee waivers and expense reimbursements	(1,833,206)

Net expenses	14,118,316

Net investment income	21,488,761

Net realized losses on investments	(3,807)

Net increase in net assets resulting from operations	$21,484,954

See Notes to Financial Statements

12

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,

	2009		2008 (a)

Operations
Net investment income		$21,488,761		$47,911,678
Net realized gains or losses on investments		(3,807)		1,744

Net increase in net assets resulting from operations		21,484,954		47,913,422

Distributions to shareholders from
Net investment income
Class A		(16,085,088)		(31,722,805)
Class S		(5,403,539)		(16,193,426)

Total distributions to shareholders		(21,488,627)		(47,916,231)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	7,535,331,196	7,535,331,196	4,759,198,392	4,759,198,392
Class S	4,033,626,782	4,033,626,782	3,573,356,288	3,573,356,288

		11,568,957,978		8,332,554,680

Net asset value of shares issued in reinvestment of distributions
Class A	15,984,775	15,984,775	31,377,559	31,377,559
Class S	5,403,539	5,403,539	16,193,426	16,193,426

		21,388,314		47,570,985

Payment for shares redeemed
Class A	(6,387,238,528)	(6,387,238,528)	(4,418,110,810)	(4,418,110,810)
Class S	(3,892,554,281)	(3,892,554,281)	(3,319,152,023)	(3,319,152,023)

		(10,279,792,809)		(7,737,262,833)

Net increase in net assets resulting from capital share transactions		1,310,553,483		642,862,832

Total increase in net assets		1,310,549,810		642,860,023
Net assets
Beginning of period		1,573,908,530		931,048,507

End of period		$2,884,458,340		$1,573,908,530

Overdistributed net investment income		$(15,438)		$(30,031)

(a)	Effective on the close of business on November 16, 2007, Class SI was renamed Class S.

See Notes to Financial Statements

13

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen U.S. Government Money Market Fund (the “Fund”) is a diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A and Class S shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares pays an ongoing distribution fee. Effective on the close of business on November 16, 2007, Class S1 was renamed as Class S.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

14

NOTES TO FINANCIAL STATEMENTS continued

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended January 31, 2009, the following amounts were reclassified:

Paid-in capital	$(14,459)
Overdistributed net investment income	14,459

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.40% and declining to 0.30% as average daily net assets increase. For the year ended January 31, 2009, the advisory fee was equivalent to an annual rate of 0.34% of the Fund’s average daily net assets.

On October 3, 2008, Wells Fargo and Wachovia Corporation (“Wachovia”) announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that will include all of Wachovia’s banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40%

15

NOTES TO FINANCIAL STATEMENTS continued

voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may be deemed to control EIMC. If Wells Fargo is deemed to control EIMC, then the existing advisory agreement between the Fund and EIMC would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC with the same terms and conditions as the existing agreement which became effective upon the issuance of the preferred shares. EIMC’s receipt of the advisory fees under the interim advisory agreement is subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

On December 31, 2008, Wachovia merged with and into Wells Fargo and as a result of the merger, EIMC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Service Company, LLC (“ESC”) became subsidiaries of Wells Fargo. After the merger, a new interim advisory agreement with the same terms and conditions between the Fund and EIMC went into effect.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended January 31, 2009, EIMC voluntarily waived its advisory fee in the amount of $1,260,233 and reimbursed other expenses in the amount of $450,000. In addition, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class S shares in the amount of $122,973.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the year ended January 31, 2009, the administrative services fee was equivalent to an annual rate of 0.06% of the Fund’s average daily net assets.

ESC, an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS, an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A and Class S shares. However, currently the distribution fees for Class A shares are limited to 0.30% of the average daily net assets of the class and the distribution fees for Class S shares are limited to 0.60% of the average daily net assets of the class.

16

NOTES TO FINANCIAL STATEMENTS continued

5. INVESTMENT TRANSACTIONS

On February 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	2,912,527,348
Level 3 – Significant Unobservable Inputs	0

Total	$2,912,527,348

On January 31, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of January 31, 2009, the Fund had $284,110 in capital loss carryovers for federal income tax purposes expiring as follows:

		Expiration

2012	2013	2014	2015	2017

$5,535	$116,744	$127,603	$30,421	$3,807

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2009, the Fund did not participate in the interfund lending program.

17

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2009, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryovers	Temporary Book/ Tax Differences

$284,110	$(15,438)

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid were $21,488,627 and $47,916,231 of ordinary income for the years ended January 31, 2009 and 2008, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%. During the year ended January 31, 2009, the Fund had no borrowings.

11. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The Fund participates in the U.S. Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”). Unless extended by the U.S. Department of Treasury, the Program is due to expire on April 30, 2009. The Program seeks to guarantee the net asset value of certain shares of money market funds as of September 19, 2008. The Program applies only to shareholders of record of the Fund on

18

NOTES TO FINANCIAL STATEMENTS continued

September 19, 2008. Under the Program, if the Fund’s market value per share falls below $0.995 on any day while the Program is in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The number of shares of each record holder covered by the Program will be the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date the Program guarantee is triggered.

The Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008 for the initial 3-month term that expired on December 18, 2008. The annual fee was 0.01% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.015% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. The Fund paid an additional fee based on the number of shares outstanding as of September 19, 2008 to participate in the extension of the Program through April 30, 2009. The annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.022% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. The fees were amortized over the length of the participation in the Program. Participation in any further extension of the Program would require payment of additional participation fees.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC, EIS and Evergreen Ultra Short Opportunities Fund (the “Ultra Short Fund”) concerning alleged issues surrounding the drop in net asset value of the Ultra Short Fund in May and June 2008. In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds to which these financial statements relate. Any

19

NOTES TO FINANCIAL STATEMENTS continued

publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen U.S. Government Money Market Fund, a series of the Evergreen Money Market Trust, as of January 31, 2009 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2009 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen U.S. Government Money Market Fund as of January 31, 2009, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 27, 2009

21

ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On March 19, 2009, a Special Meeting of Shareholders for the Fund was held to consider a number of proposals. On December 1, 2008, the record date for the meeting, the Fund had $2,285,769,220 of net assets outstanding of which $1,277,534,204 (55.89%) of net assets were represented at the meeting.

Proposal 1 — To consider and act upon a new investment advisory agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$1,122,715,343
Net assets voted “Against”	$26,960,312
Net assets voted “Abstain”	$127,858,549

22

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. In September 2008, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen U.S. Government Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of its deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. The Trustees began their 2008 review process at the time of the last advisory contract-renewal process in September 2007. In the course of their 2007 review, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the 2008 review process, the Trustees monitored each of these funds in particular for changes in performance and for the results of any changes in a fund’s investment process or investment team. In addition, during the course of the year, the Trustees regularly reviewed information regarding the investment performance of all of the funds, paying particular attention to funds whose performance since September 2007 indicated short-term or longer-term performance issues.

In spring 2008, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review as part of its 2008 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the independent Trustees, the information that EIMC and Keil provided. The Trustees formed small groups to review individual funds in greater detail. In addition, the Trustees

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ADDITIONAL INFORMATION (unaudited) continued

considered information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone during the 2008 review process to consider the information provided by EIMC. The Committee then met with representatives of EIMC. In addition, over the period of this review, the independent Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with independent legal counsel at which no personnel of EIMC were present. At a meeting of the full Board of Trustees in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC and engaged in further review of the materials provided to it, and approved the continuation of each of the advisory and sub-advisory agreements.

In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, EIMC presents a wide variety of information regarding the services it performs, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of

24

ADDITIONAL INFORMATION (unaudited) continued

services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2007. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new Chief Compliance Officer for the funds in June of 2007 and a new Chief Investment Officer at EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC or its affiliates for such services. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. The Trustees also considered the investment performance of those other accounts managed by EIMC and its affiliates, where applicable, and concluded that the performance of those accounts did not suggest any substantial difference in the quality of the service provided by EIMC and its affiliates to those accounts.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. The Board considered that EIS, an affiliate of EIMC, serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions, including Wachovia Securities, LLC and its affiliates, that hold fund shares in omnibus accounts,

25

ADDITIONAL INFORMATION (unaudited) continued

and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that an affiliate of EIMC had won recognition from Dalbar customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

In the period leading up to the Trustees’ approval of continuation of the investment advisory agreements, the Trustees were mindful of the financial condition of Wachovia Corporation (“Wachovia”), EIMC’s parent company. They considered the possibility that a significant adverse change in Wachovia’s financial condition could impair the ability of EIMC or its affiliates to perform services for the funds at the same level as in the past. The Trustees concluded that any change in Wachovia’s financial condition had not to date had any such effect, but determined to monitor EIMC’s and its affiliates’ performance, and financial conditions generally, going forward in order to identify any such impairment that may develop and to take appropriate action.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund

26

ADDITIONAL INFORMATION (unaudited) continued

and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one- and three-year periods ended December 31, 2007, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the Merrill Lynch Three-Month U.S. Treasury Bill Index, and had performed in the second quintile of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees noted that, for the five-year period ended December 31, 2007, the Fund’s Class A shares had underperformed the Fund’s benchmark index, and performed in the third quintile of the mutual funds against which the Trustees compared the Fund’s performance.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees also noted that EIMC had appointed a new Chief Investment Officer in August of 2008 who had not yet had sufficient time to evaluate and direct remedial efforts with respect to funds that have experienced a substantial period of relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was lower than the management fees paid by a majority of the other mutual funds against which the Trustees compared the Fund’s management fee, and that the level

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ADDITIONAL INFORMATION (unaudited) continued

of profitability realized by EIMC in respect of the fee did not appear excessive, particularly in light of the potential business and other risks to sponsors of money market funds evidenced in recent periods. The Trustees also noted generally the apparent willingness of the Evergreen and Wachovia organizations to provide financial support to the Evergreen money market funds during recent difficult periods in the fixed-income securities markets, and the substantial expenses incurred by those firms in the past year to do so (although not specifically in respect of the Fund).

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

Matters Relating to Approval of Interim Advisory and Sub-Advisory Agreements. Following the Trustees’ approval of the continuation of the funds’ investment advisory agreements, Wells Fargo & Company (“Wells Fargo”) announced that it had agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia’s banking and other businesses, including EIMC. In connection with this transaction, on October 20, 2008, Wachovia issued preferred shares representing a 39.9% voting interest in Wachovia to Wells Fargo pursuant to a Share Exchange Agreement. Wells Fargo subsequently completed its acquisition of Wachovia on December 31, 2008.

Under the 1940 Act, both the issuance of the preferred shares to Wells Fargo and the completion of the acquisition could be viewed as resulting in the termination of the funds’ investment advisory and sub-advisory agreements. Accordingly, on October 20, 2008, the

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ADDITIONAL INFORMATION (unaudited) continued

Board of Trustees approved interim investment advisory and sub-advisory agreements that would become effective upon Wachovia’s issuance of preferred shares to Wells Fargo. On November 12, 2008, the Trustees approved a second set of interim investment advisory and sub-advisory agreements that would become effective upon the completion of the acquisition. (The first set of interim agreements approved on October 20, 2008, together with the second set of interim agreements approved November 12, 2008, are referred to as “Interim Agreements.”) In addition, the Trustees approved on November 12, 2008, and again at an in-person meeting on December 3 and 4, 2008, definitive investment advisory and sub-advisory agreements (the “New Agreements”) and recommended that shareholders of the funds approve them at meetings to be held in early 2009.

In considering whether to approve the first set of Interim Agreements on October 20, 2008, the Trustees took into account that they had recently approved the annual continuation of all of the funds’ existing investment advisory and sub-advisory agreements in September 2008. The Trustees reviewed the terms of the Interim Agreements, noting that the terms were generally identical to those of the funds’ investment advisory agreements that were in effect before October 20, 2008 (but for provisions required by law to be included in the Interim Agreements). They also took into account current and anticipated market and economic conditions, the financial condition of EIMC and of Wachovia generally, and the likely effect of the merger on the financial condition of Wachovia. In general, the Trustees considered that the proposed merger of Wachovia with Wells Fargo would very likely improve substantially the financial condition of EIMC’s parent company, increase the capital available to support the funds, and ensure that EIMC and its affiliates would have the resources to provide continuing services to the funds. In light principally of these considerations and their recent continuation of the funds’ investment advisory arrangements in September, the Trustees unanimously approved the first set of Interim Agreements that became effective on October 20, 2008.

In addition to the foregoing, at their meetings on November 12, 2008 and December 3 and 4, 2008 when the Trustees considered whether to approve the second set of Interim Agreements as well as the New Agreements, the Trustees considered presentations made to them on November 12, 2008 by representatives of EIMC and Wells Fargo regarding the anticipated implications of the merger for EIMC and the funds. The Trustees also considered:

•

Their understanding that the merger was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC would provide to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high quality services;

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ADDITIONAL INFORMATION (unaudited) continued

•

Information about Wells Fargo’s financial condition, reputation, and resources, and the likelihood that the merger would result in improved organizational stability for EIMC, benefiting the funds as well as offering the potential for the funds, over time, to access Wells Fargo’s infrastructure, resources and capabilities;

•	That EIMC and Wells Fargo representatives have stated that there is no present intention to change the funds’ existing advisory fees or expense limitations;
•

That the representatives of Wells Fargo have expressed their intention to pursue the integration of EIMC and the funds with corresponding Wells Fargo businesses and funds only after a deliberative process designed to identify and retain the relative strengths of both organizations;

•	That the Wells Fargo representatives expect that the deliberative process and any subsequent integration will take more than a year;
•

That, in the meantime, Wells Fargo expects to retain, largely in its current form, the existing EIMC management team and investment advisory and other key professionals and to operate EIMC following the merger as a separate business unit under the Evergreen brand;

•	That Wells Fargo and EIMC would consult with the Trustees before implementing any significant changes that would affect the funds or the services provided by EIMC or its affiliates to the funds;
•	Wells Fargo’s experience and approach with respect to acquisitions of other fund complexes;
•

The fact that, if the New Agreements were not approved, on March 19, 2009, the Subsequent Interim Agreements will expire and the funds will no longer have a contractual right to investment advisory services from EIMC or any sub-advisors;

•	That EIMC’s management supports the merger; and
•

That representatives of EIMC have committed that the funds will not bear the expenses relating to Wells Fargo’s acquisition of Wachovia, including the costs of soliciting fund shareholders to approve the New Agreements.

Based on the foregoing, the Trustees, including all of the Trustees who are not “interested persons” of the funds or EIMC, unanimously approved the second set of Interim Agreements and the New Agreements.

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

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Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

565217 rv6 03/2009

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and Patricia B. Norris have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the eight series of the Registrant’s annual financial statements for the fiscal years ended January 31, 2009 and January 31, 2008, and fees billed for other services rendered by KPMG LLP.

	2009	2008
Audit fees	$203,000	$191,300
Audit-related fees	$0	$0
Tax fees (1)	6,613	$0
Non-audit fees (2)	$887,000	$1,146,987
All other fees	$0	$0

(1) Tax fees consists of fees for tax consultation, tax compliance and tax review.

(2) Non-audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds
Evergreen Global Dividend Opportunity Fund
Evergreen Income Advantage Fund
Evergreen International Balanced Income Fund
Evergreen Multi-Sector Income Fund
Evergreen Utilities and High Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I.     Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor for the Funds, as well as non-audit services performed by the independent auditor for the Funds’ investment adviser or any of its control affiliates that relates directly to the Funds’ operations and financial reporting, in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as regarding the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved by the Audit Committee pursuant to detailed pre-approval policies and procedures that describe the types of services for which the independent auditor may be engaged (“general pre-approval”); or may be expressly pre-approved by the Audit Committee (“specific pre-approval”). The Audit Committee believes that the combination of these two approaches expressed in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II.      Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

III.     Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but on no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV.     Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval for Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V.     Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Senior Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI.     All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix C. Permissible All Other services not listed in Appendix C must be specifically pre-approved by the Audit Committee.

A list of the SEC’s prohibited non-audit services is attached to this policy as Exhibit 1. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII.     Pre-Approval Fee Levels or Budgeted Amounts

Fee levels or budgeted amounts for all services to be provided by the independent auditor subject to general pre-approval will be established annually by the Audit Committee. Fee levels or budgeted amounts for services to be provided by the independent auditor subject to specific pre-approval will be established at the time of the specific pre-approval. Any proposed fees exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII.     Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the Audit Committee) of any such services rendered by the independent auditor.

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Director/Assistant Director of Fund Administration will report to the Audit Committee at each of its regular meetings regarding all services provided by the independent auditor that are subject to this policy since the last such report was rendered, including: (1) a general description of the services; (2) actual billed and projected fees; and (3) the means by which such services were pre-approved by the Audit Committee, as well as the date of approval and any related fee level or budgeted amount to which the services are subject.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

IX.      Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

On January 1, 2009, Patricia B. Norris replaced Charles A. Austin III as chairman of the Audit Committee.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)   Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Money Market Trust

By: /s/ W. Douglas Munn
        W. Douglas Munn
       Principal Executive Officer

Date: April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ W. Douglas Munn
        W. Douglas Munn
       Principal Executive Officer

Date: April 1, 2009

By: /s/ Jeremy DePalma
        Jeremy DePalma
       Principal Financial Officer

Date: April 1, 2009